UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22023

Nuveen Managed Accounts Portfolios Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: July 31

Date of reporting period: January 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Accounts Portfolios Trust
Mutual Funds
Nuveen Managed
January 31, 2023
Semi-annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Fund Name
Municipal Total Return Managed Accounts Portfolio NMTRX
Nuveen Core Impact Bond Managed Accounts Portfolio NCIRX
Nuveen Emerging Markets Debt Managed Accounts Portfolio NEMDX
Nuveen High Yield Managed Accounts Portfolio NMYHX
Nuveen Preferred Securities and Income Managed Accounts Portfolio NISPX
Nuveen Securitized Credit Managed Accounts Portfolio NNSDX

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If you receive your Nuveen Fund
distributions and statements directly
from Nuveen.
Must be preceded by or accompanied
by a prospectus.
NOT FDIC INSURED MAY LOSE
VALUE NO BANK GUARANTEE

Table
of Contents

Chair’s Letter to Shareholders 4
Important Notices 5
Risk Considerations and Dividend Information 6
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries 8
Yields 21
Expense Examples 22
Portfolios of Investments 24
Statement of Assets and Liabilities 84
Statement of Operations 85
Statement of Changes in Net Assets 87
Financial Highlights 90
Notes to Financial Statements 102
Additional Fund Information 114
Glossary of Terms Used in this Report 115
Liquidity Risk Management Program 117
Annual Investment Management Agreement Approval Process 118

Chair’s Letter
to Shareholders
Dear Shareholders,
The significant measures taken by the U.S. Federal Reserve (Fed) and other global central banks over the past year to contain inflation have begun to take effect. From March 2022 to February 2023, the Fed raised the target fed funds rate by 4.50% to a range of 4.50% to
4.75%, marking the fastest interest rate hiking cycle in its history. Across most of the world, inflation rates have fallen from their post-pandemic highs but currently remain well above the levels that central banks consider supportive of their economies’ long-term growth.
At the same time, the U.S. and other large economies have remained surprisingly resilient, even as financial conditions have tightened. Despite contracting in the first half of 2022, U.S.
gross domestic product grew 2.1% in the year overall compared to 2021. More recent data have shown a relatively strong jobs market, rebounding consumer sentiment and spending, and a pick-up in manufacturing. Markets are concerned that these conditions could keep upward pressure on inflation, which could prompt central banks to continue raising interest rates at the risk of slowing economies too much.
Fed officials are closely monitoring inflation data and other economic measures to modify their rate setting policy based upon these factors, and additional rate hikes are expected until the Fed sees sustainable progress toward its inflation goals. In the meantime, markets are likely to continue reacting in the short term to news about inflation data, economic indicators and central bank policy. Recently, following the collapses of Silicon Valley Bank and two cryptocurrency-exposed banks, investors sought to assess contagion risks across the banking sector as well as the impact to the Fed’s pace of rate hikes going forward, which contributed to volatility in the markets. We encourage investors to keep a long-term perspective amid the short-term noise. Your financial professional can help you review how well your portfolio is aligned with your time horizon, risk tolerance and investment goals.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
March 22, 2023

Important Notices

For Shareholders of
Municipal Total Return Managed Accounts Portfolio
Nuveen Core Impact Bond Managed Accounts Portfolio
Nuveen Emerging Markets Debt Managed Accounts Portfolio
Nuveen High Yield Managed Accounts Portfolio
Nuveen Preferred Securities and Income Managed Accounts Portfolio
Nuveen Securitized Credit Managed Accounts Portfolio
Portfolio Manager Commentaries in Semiannual Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For Municipal Total Return Managed
Accounts Portfolio’s and Nuveen Core Impact Bond managed Accounts Portfolio’s most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of the Fund’s July 31, 2022 and October 31, 2022 annual shareholder report, respectively.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding
Summaries section within this report.

Risk Considerations and Dividend
Information
Risk Considerations
Municipal Total Return Managed Accounts Portfolio
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, political and economic risk, tax risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility and interest rate risk.
Nuveen Core Impact Bond Managed Accounts Portfolio
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. The Fund will include only holdings deemed consistent with the applicable Environmental Social Governance (ESG)
guidelines. As a result, the universe of investments available to the Fund will be more limited than other funds that do not apply such guidelines. ESG criteria risk is the risk that because the Fund’s ESG criteria exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that don’t use these criteria. Credit risk arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. Interest rate risk occurs when interest rates rise causing bond prices to fall. The issuer of a debt security may be able to repay principal prior to the security’s maturity, known as prepayment (call) risk, because of an improvement in its credit quality or falling interest rates. In this event, this principal may have to be reinvested in securities with lower interest rates than the original securities, reducing the potential for income. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. Investments in below investment grade or high yield securities are subject to liquidity risk and heightened credit risk. These and other risk considerations, such as active management, extension, issuer, illiquid investments, income volatility, and derivatives risk, are described in detail in the Fund’s prospectus.
Nuveen Emerging Markets Debt Managed Accounts Portfolio
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Foreign Investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets, which are generally smaller and more volatile than developed markets and are located in countries that may have more unstable governments than developed countries.
Investments in debt securities issued or guaranteed by governments or governmental entities are subject to the risk that an entity may delay or refuse to pay interest or principal on its sovereign debt because of cash flow problems, insufficient foreign reserves, or political or other considerations. In this event, there may be no legal process for collecting sovereign debts that a governmental entity has not repaid. The risk that foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies or derivative instruments that provide exposure to foreign currencies. Credit risk arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. Interest rate risk occurs when interest rates rise causing bond prices to fall. The Fund’s income could decline during periods of falling interest rates. Investments in below investment grade or high yield securities are subject to liquidity risk and heightened credit risk. These and other risk considerations, such as active management, call, derivatives, illiquid investments, and valuation risks, are described in detail in the
Fund’s prospectus.
Nuveen High Yield Managed Accounts Portfolio
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Investments in below investment grade or high yield securities are subject to liquidity risk and heightened credit risk.
Credit risk arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. The Fund is subject to interest rate risk; as interest rates rise, bond prices fall. This Fund is subject to the risks of investing in loans, including loan risk due to the lack of established settlement standards or remedies for failure to settle. Preferred securities generally are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. Foreign investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as active management, call, derivatives, and income risks, are described in detail in the Fund’s prospectus.

Nuveen Preferred Securities and Income Managed Accounts Portfolio
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Preferred securities are subordinate to bonds and other debt instruments in a company's capital structure and therefore are subject to greater credit risk. Certain types of preferred, hybrid or debt securities with special loss absorption provisions, such as contingent capital securities (CoCos), may be or become so subordinated that they present risks equivalent to, or in some cases even greater than, the same company's common stock. As interest rates rise, fixed income security prices fall. Below investment grade or high yield securities are subject to liquidity risk and heightened credit risk. The Portfolio’s policy to concentrate in financial services companies makes the Portfolio more susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Foreign investments involve additional risks, including currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These and other risk considerations, such as call, credit, illiquid investments, income, and market risks, are described in detail in the Fund’s prospectus.
Nuveen Securitized Credit Managed Accounts Portfolio
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Mortgage- and asset-backed securities are subject to additional risks such as prepayment risk, liquidity risk, default risk and adverse economic developments. Holders of structured products like collateralized mortgage obligations (CMOs), collateralized debt obligations (CDOs) and collateralized loan obligations (CLOs) bear the risk of the underlying investments, index or reference obligation. These products may be thinly traded and difficult to value accurately. They may also be characterized as illiquid and are subject to counterparty risk and the general risks associated with fixed income investments. Credit risk arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. The Fund is subject to interest rate risk; as interest rates rise, bond prices fall. The Fund’s income could decline during periods of falling interest rates. Investments in below investment grade or high yield securities are subject to liquidity risk and heightened credit risk. These and other risk considerations, such as call, derivatives, illiquid investments, market, and valuation risks, are described in detail in the Fund’s prospectus.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. The Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period, were paid from net investment income. If a portion of the Fund’s monthly distributions was sourced from or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to Financial Statements of this report.

Fund Performance, Expense Ratios,
Effective Leverage and Holdings Summaries
These are special Funds developed exclusively for use within Nuveen-sponsored separately managed accounts.
The Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summaries for the Funds are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are repurchased, they may be worth more or less than their original cost.
Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Fund shares have no sales charge. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchase of Fund shares.
Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note
7—Management Fees and Other Transactions with Affiliates for more information.
Expense Ratios
The expense ratios shown are as of the Funds’ most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements). Refer to the Financial Highlights later in this report for each Fund’s expense ratios as of the end of the reporting period.
Effective Leverage Ratios
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.
A Fund may also from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, Note 9—Borrowing Arrangements, are excluded from the calculation of a
Fund’s effective leverage ratio.
Holdings Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the highest rating (except for Nuveen Emerging Markets Debt Managed
Accounts Portfolio and Nuveen High Yield Managed Accounts Portfolio, which use lowest rating) given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and
BBB are investment grade rating; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Municipal Total Return Managed Accounts Portfolio
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
January 31, 2023

Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Bloomberg 7 Year Municipal Bond Index.
** The Fund’s investment adviser has contractually agreed irrevocably during the existence of the Fund to waive all fees and pay or re-
imburse all expenses of the Fund, except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses.
Effective Leverage Ratio as of January 31, 2023
Total Returns as of
January 31, 2023
Cumulative Average Annual Expense Ratios
**
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Shares at NAV 5/31/07 (0.56)% (6.93)% 1.78% 2.89% 0.11% 0.06%
Bloomberg 7 Year Municipal Bond
Index – 0.91% (1.01)% 2.14% 2.19% — —
Effective Leverage Ratio 0.77%

Fund Performance, Expense Ratios and Holdings Summaries
January 31,
2023 (continued)
Holdings Summaries as of January 31, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 97.1%
Other Assets & Liabilities, Net 3.5%
Net Assets Plus Floating Rate
Obligations 100.6%
Floating Rate Obligations (0.6)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 6.6%
AAA 4.7%
AA 34.8%
A 26.4%
BBB 17.1%
BB or Lower 3.3%
N/R (not rated) 7.1%
Total 100%
Portfolio Composition
(% of total investments)
Health Care 21.3%
Transportation 21.3%
Tax Obligation/Limited 17.8%
Education and Civic
Organizations 10.9%
Tax Obligation/General 9.5%
Utilities 8.1%
U.S. Guaranteed 6.7%
Other 4.4%
Total 100%
States and Territories
1
(% of total municipal bonds)
Florida 11.4%
Texas 8.8%
California 7.5%
Illinois 6.3%
New York 5.7%
Indiana 5.1%
Colorado 4.8%
Utah 4.2%
Pennsylvania 3.0%
New Jersey 2.6%
Michigan 2.4%
District of Columbia 2.4%
Louisiana 2.4%
Wisconsin 2.3%
Missouri 2.3%
Ohio 2.1%
Virginia 1.7%
North Carolina 1.6%
Minnesota 1.4%
South Carolina 1.2%
South Dakota 1.2%
Massachusetts 1.2%
Nebraska 1.1%
Connecticut 1.1%
Mississippi 1.0%
Other 15.2%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Nuveen Core Impact Bond Managed Accounts Portfolio
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
January 31, 2023

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Bloomberg U.S. Aggregate Bond Index.
** The Fund’s investment adviser has contractually agreed irrevocably during the existence of the Fund to waive all fees and pay or re-
imburse all expenses of the Fund, except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses.
Effective Leverage Ratio as of January 31, 2023
Total Returns as of
January 31, 2023
Cumulative Average Annual Expense Ratios
**
Inception
Date 3-Month 1-Year
Since
Inception Gross Net
Shares at NAV 7/09/20 8.02% (11.42)% (5.22)% 2.16% —%
Bloomberg U.S. Aggregate Bond Index – 6.39% (8.36)% (4.51)% – –
Effective Leverage Ratio 0.00%

Fund Performance, Expense Ratios and Holdings Summaries
January 31,
2023 (continued)
Holdings Summaries as of January 31, 2023
Fund Allocation
(% of net assets)
Corporate Bonds 53.9%
Asset-Backed and Mortgage-
Backed Securities 30.1%
Municipal Bonds 11.0%
U.S. Government and Agency
Obligations 1.9%
Emerging Market Debt And
Foreign Corporate Bonds 2.6%
Investments Purchased with
Collateral from Securities
Lending 2.2%
Short-Term U.S. Government
and Agency Obligations 2.3%
Other Assets & Liabilities, Net (4.0)%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Asset-Backed and Mortgage-
Backed Securities 30.1%
Electric Utilities 14.9%
Municipal Bonds 11.0%
Banks 6.4%
Equity Real Estate Investment
Trusts 5.0%
Semiconductors &
Semiconductor Equipment 4.4%
U.S. Government and Agency
Obligations 4.2%
Independent Power Producers &
Energy Traders 3.4%
Commercial Services & Supplies 2.9%
Diversified Financial Services 2.6%
Chemicals 2.6%
Capital Markets 2.6%
Independent Power And
Renewable Electricity Producers 2.3%
Beverages 2.2%
Diversified Telecommunication
Services 2.1%
Hotels, Restaurants & Leisure 2.0%
Software 1.4%
Oil, Gas & Consumable Fuels 0.9%
Diversified Consumer Services 0.8%
Investments Purchased with
Collateral from Securities
Lending 2.2%
Other Assets & Liabilities, Net (4.0)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
AAA 12.4%
AA 16.3%
A 27.4%
BBB 16.5%
BB or Lower 5.3%
N/R (not rated) 22.1%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Emerging Markets Debt Managed Accounts
Portfolio
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
January 31, 2023

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the JPMorgan EMBI Global Diversified Index.
** The Fund’s investment adviser has contractually agreed irrevocably during the existence of the Fund to waive all fees and pay or re-
imburse all expenses of the Fund, except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses.
Effective Leverage Ratio as of January 31, 2023
Total Returns as of
January 31, 2023
Cumulative Expense Ratios
**
Inception
Date
Since
Inception Gross Net
Shares at NAV 11/01/22 8.25% 0.83% —%
JP Morgan EMBI Global Diversified Index – 10.80% — —
Effective Leverage Ratio 0.00%

Fund Performance, Expense Ratios and Holdings Summaries
January 31,
2023 (continued)
Holdings Summaries as of January 31, 2023
Fund Allocation
(% of net assets)
Corporate Bonds 50.2%
Sovereign Debt 47.0%
Contingent Capital Securities 0.7%
Other Assets & Liabilities, Net 2.1%
Net Assets 100%
Country Allocation
1
(% of net assets)
Mexico 10.1%
Indonesia 7.6%
Chile 6.3%
United Arab Emirates 5.6%
Brazil 5.3%
Saudi Arabia 4.4%
India 4.2%
South Africa 4.0%
Israel 3.8%
Colombia 3.5%
Peru 3.2%
Philippines 2.8%
Panama 2.8%
Qatar 2.5%
Malaysia 2.1%
Uruguay 2.0%
Romania 2.0%
Oman 1.7%
Dominican Republic 1.7%
Poland 1.7%
Morocco 1.6%
Other 19.0%
Other Assets & Liabilities, Net 2.1%
Net Assets 100%
Portfolio Composition
(% of net assets)
Sovereign Debt 47.0%
Oil, Gas & Consumable Fuels 10.5%
Banks 7.0%
Metals & Mining 4.1%
Electric Utilities 3.5%
2.4%
Transportation Infrastructure 2.3%
Diversified Financial Services 2.2%
Chemicals 2.0%
Road & Rail 1.6%
Commercial Banks 1.4%
Independent Power And
Renewable Electricity Producers 1.3%
Paper & Forest Products 1.3%
Beverages 1.2%
Food Products 0.8%
Marine 0.8%
Aerospace & Defense 0.8%
Containers & Packaging 0.7%
Hotels 0.7%
Industrial Conglomerates 0.7%
Diversified Telecommunication
Services 0.7%
Other 4.9%
Other Assets & Liabilities, Net 2.1%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
AA 6.9%
A 16.0%
BBB 46.5%
BB or Lower 29.7%
N/R (not rated) 0.9%
Total 100%
1 Includes 93.4% (as a percentage of net assets) in emerging market countries.

Nuveen High Yield Managed Accounts Portfolio
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
January 31, 2023

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the ICE BofA BB-B U.S. Cash Pay High Yield Constrained
Index.
** The Fund’s investment adviser has contractually agreed irrevocably during the existence of the Fund to waive all fees and pay or re-
imburse all expenses of the Fund, except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses.
Effective Leverage Ratio as of January 31, 2023
Total Returns as of
January 31, 2023
Cumulative Expense Ratios
**
Inception
Date
Since
Inception Gross Net
Shares at NAV 11/01/22 4.34% 1.10% —%
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index – 4.94% — —
Effective Leverage Ratio 0.00%

Fund Performance, Expense Ratios and Holding Summaries
January 31,
2022 (continued)
Holdings Summaries as of January 31, 2023
Fund Allocation
(% of net assets)
Corporate Bonds 94 .2%
Other Assets & Liabilities, Net 5.8%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Media 10.5%
Oil, Gas & Consumable Fuels 10.2%
Hotels, Restaurants & Leisure 5.7%
Chemicals 5.4%
Commercial Services & Supplies 4.6%
Health Care Providers & Services 4.2%
Specialty Retail 3.3%
Consumer Finance 2.9%
Containers & Packaging 2.6%
Capital Markets 2.6%
Metals & Mining 2.6%
Automobiles 2.6%
Wireless Telecommunication
Services 2.0%
IT Services 1.9%
Energy Equipment & Services 1.8%
Airlines 1.8%
Gas Utilities 1.7%
Insurance 1.6%
Trading Companies &
Distributors 1.6%
Equity Real Estate Investment
Trusts 1.5%
Aerospace & Defense 1.3%
Auto Components 1.3%
Software 1.3%
Independent Power Producers &
Energy Traders 1.3%
Food & Staples Retailing 1.3%
Other 16.6%
Other Assets & Liabilities, Net 5.8%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
BBB 2.6%
BB or Lower 96.4%
N/R (not rated) 1.0%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Preferred Securities and Income Managed
Accounts Portfolio
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
January 31, 2023

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Preferred Securities and Income Managed Accounts
Portfolio Blended Benchmark. The Fund's Blended Benchmark consists of: 1) 45% ICE BofA U.S. Investment Grade Institutional
Capital Securities Index (CIPS), 2) 40% ICE USD Contingent Capital Index (CDLR) and 3) 15% ICE BofA U.S. High Yield Institutional
Capital Securities Index (HIPS).
** The Fund’s investment adviser has contractually agreed irrevocably during the existence of the Fund to waive all fees and pay or re-
imburse all expenses of the Fund, except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses.
Effective Leverage Ratio as of January 31, 2023
Total Returns as of
January 31, 2023
Cumulative Expense Ratios
**
Inception
Date
Since
Inception Gross Net
Shares at NAV 11/01/22 8.39% 1.02% —%
ICE BofA U.S. All Capital Securities Index – 11.43% — —
Preferred Securities and Income Managed Accounts Portfolio Blended
Benchmark – 10.08% – –
Effective Leverage Ratio 0.00%

Fund Performance, Expense Ratios and Holdings Summaries
January 31,
2023 (continued)
Holdings Summaries as of January 31, 2023
Fund Allocation
(% of net assets)
$1,000 Par (or similar)
Institutional Preferred 55.0%
Contingent Capital Securities 39.6%
$25 Par (or similar) Retail
Preferred 3.5%
Other Assets & Liabilities, Net 1.9%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
BBB 63.2%
BB or Lower 35.8%
N/R (not rated) 1.0%
Total 100%
Country Allocation
(% of net assets)
United States 45.4%
United Kingdom 13.7%
Switzerland 9.0%
France 8.2%
Spain 4.6%
Australia 3.9%
Ireland 3.9%
Canada 3.4%
Netherlands 2.6%
Germany 2.2%
Italy 1.2%
Other Assets & Liabilities, Net 1.9%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Banks 41.2%
Capital Markets 14.0%
Insurance 12.4%
Consumer Finance 5.5%
Multi-Utilities 4.5%
Trading Companies &
Distributors 3.9%
Oil, Gas & Consumable Fuels 3.7%
Automobiles 3.7%
Electric Utilities 2.4%
Industrial Conglomerates 2.4%
Wireless Telecommunication
Services 1.9%
Media 1.6%
Food Products 0.9%
Other Assets & Liabilities, Net 1.9%
Net Assets 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Securitized Credit Managed Accounts Portfolio
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
January 31, 2023

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Bloomberg U.S. Securitized Index.
** The Fund’s investment adviser has contractually agreed irrevocably during the existence of the Fund to waive all fees and pay or re-
imburse all expenses of the Fund, except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses.
Effective Leverage Ratio as of January 31, 2023
Total Returns as of
January 31, 2023
Cumulative Expense Ratios
**
Inception
Date
Since
Inception Gross Net
Shares at NAV 11/01/22 6.02% 0.83% —%
Bloomberg U.S. Securitized Index – 6.64% — —
Effective Leverage Ratio 0.00%

Fund Performance, Expense Ratios and Holdings Summaries
January 31,
2023 (continued)
Holdings Summaries as of January 31, 2023
Fund Allocation
(% of net assets)
Asset-Backed and Mortgage-
Backed Securities 98.1%
Other Assets & Liabilities, Net 1.9%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
AAA 27.2%
AA 7.2%
A 0.8%
BBB 17.3%
N/R (not rated) 47.5%
Total 100%

Yields
as of January 31, 2023

Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Subsidized yields reflect fee waivers and/or expense reimbursements from the investment adviser during the period. Unsubsidized yields do not reflect waivers and/or reimbursements from the investment adviser during the period. Refer to the Notes to Financial Statements, Note 7
– Management Fees and Other Transactions with Affiliates for further details on the investment adviser’s most recent agreement with the Fund to waive fees and/or reimburse expenses, where applicable. Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium or discounts.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Municipal Total Return Managed Accounts Portfolio
Dividend Yield 3.63%
SEC 30-Day Yield - Subsidized 3.54%
SEC 30-Day Yield - Unsubsidized 3.47%
Taxable-Equivalent Yield - Subsidized (40.8%)
1
5.98%
Taxable-Equivalent Yield - Unsubsidized (40.8%)
1
5.86%
Nuveen Core Impact Bond Managed Accounts Portfolio
Dividend Yield 4.20%
SEC 30-Day Yield - Subsidized 4.90%
SEC 30-Day Yield - Unsubsidized
2
(1.36)%
Nuveen Emerging Markets Debt Managed Accounts Portfolio
Dividend Yield 13.70%
SEC 30-Day Yield - Subsidized 5.82%
SEC 30-Day Yield - Unsubsidized 5.78%
Nuveen High Yield Managed Accounts Portfolio
Dividend Yield 7.48%
SEC 30-Day Yield - Subsidized 6.48%
SEC 30-Day Yield - Unsubsidized 6.36%
Nuveen Preferred Securities and Income Managed Acc ounts Portfolio
Dividend Yield 6.45%
SEC 30-Day Yield - Subsidized 6.51%
SEC 30-Day Yield - Unsubsidized 6.20%
Nuveen Securitized Credit Managed Accounts Portfolio
Dividend Yield 4.75%
SEC 30-Day Yield - Subsidized 4.79%
SEC 30-Day Yield - Unsubsidized 4.69%
1 The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a federal income tax rate shown in the respective table above.
2 A negative SEC 30-Day Yield - Unsubsidized results when accrued expenses of the past 30 days exceed the income generated during the past 30 days.

Expense
Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below do not include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
Since the Core Impact Bond Managed Accounts Portfolio below
reflects only 92 days and Emerging Markets Debt Managed Accounts Portfolio, High Yield Managed Accounts
Portfolio, Preferred Securities and Income Managed Accounts Portfolio, and Securitized Credit Managed
Accounts Portfolio below reflects on the first 92 days of the Funds’ operations, it may not provide a meaningful understanding of the Fund’s ongoing expenses.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended January 31, 2023.
The beginning of the period for Municipal Total Return Managed Accounts Portfolio is August 1, 2022. The beginning of the period for Core Impact Bond Managed Accounts Portfolio is November 1, 2022. The beginning of the period for Emerging Markets Debt
Managed Accounts Portfolio, High Yield Managed Accounts Portfolio, Preferred Securities and Income Managed Accounts Portfolio
and Securitized Credit Managed Accounts Portfolio is November 1, 2022 (commencement of operations).
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Municipal Total Return Managed Accounts Portfolio
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $994.38
Expenses Incurred During the Period $–
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,025.21
Expenses Incurred During the Period $–
Expenses are equal to the Fund’s annualized net expense ratio of 0.00% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Core Impact Bond Managed Accounts Portfolio
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $975.87
Expenses Incurred During the Period $–
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,025.21
Expenses Incurred During the Period $–
Expenses are equal to the Fund’s annualized net expense ratio of 0.00% multiplied by the average account value over the period, multiplied by 92/365 (to reflect the three-month period).
Emerging Markets Debt Managed Accounts Portfolio
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $1,000.00
Expenses Incurred During the Period $–
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,025.21
Expenses Incurred During the Period $–
Expenses are equal to the Fund’s annualized net expense ratio of 0.00% multiplied by the average account value over the period, multiplied by 92/365 (to reflect the 92 days in the period since commencement of operations).
High Yield Managed Accounts Portfolio
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $1,000.00
Expenses Incurred During the Period $–
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,025.21
Expenses Incurred During the Period $–
Expenses are equal to the Fund’s annualized net expense ratio of 0.00% multiplied by the average account value over the period, multiplied by 92/365 (to reflect the 92 days in the period since commencement of operations).
Preferred Securities and Income Managed Accounts Portfolio
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $1,000.00
Expenses Incurred During the Period $–
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,025.21
Expenses Incurred During the Period $–
Expenses are equal to the Fund’s annualized net expense ratio of 0.00% multiplied by the average account value over the period, multiplied by 92/365 (to reflect the 92 days in the period since commencement of operations).
Securitized Credit Managed Accounts Portfolio
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $1,000.00
Expenses Incurred During the Period $–
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,025.21
Expenses Incurred During the Period $–
Expenses are equal to the Fund’s annualized net expense ratio of 0.00% multiplied by the average account value over the period, multiplied by 92/365 (to reflect the 92 days in the period since commencement of operations).

Municipal Total Return Managed Accounts
Portfolio
Portfolios of Investments January 31, 2023
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 97.1%
X
1,379,052,095 MUNICIPAL BONDS - 97.1%
X 1,379,052,095
Alabama - 0.9%
$ 1,270 DCH Health Care Authority, Alabama, Healthcare Facilities Revenue
Bonds, Refunding  Series 2015, 5.000%, 6/01/33
6/25 at 100.00 A   $ 1,319,860
3,970 Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien
Series 2013D, 6.500%, 10/01/53
10/23 at 105.00 BBB   4,244,803
1,920 Mobile County Board of School Commissioners, Alabama, Special Tax
Warrants, School Series 2022B, 5.000%, 3/01/41 - BAM Insured
3/32 at 100.00 AA   2,133,255
Tuscaloosa County Board of Education, Alabama, Special
Tax School Warrants, Series 2017:
960 5.000%, 2/01/36, (Pre-refunded 2/01/27) 2/27 at 100.00 AA-  (4) 1,065,245
795 5.000%, 2/01/37, (Pre-refunded 2/01/27) 2/27 at 100.00 AA-  (4) 882,156
1,050 5.000%, 2/01/43, (Pre-refunded 2/01/27) 2/27 at 100.00 AA-  (4) 1,165,111
2,310 University of South Alabama, University Facilities Revenue Bonds, Series
2019A, 5.000%, 4/01/39 - BAM Insured
4/29 at 100.00 AA   2,469,020
12,275 Total Alabama 13,279,450
Alaska - 0.5%
1,100 Alaska Housing Finance Corporation, General Obligation Bonds, State
Capital Project II, Series 2015C, 5.000%, 6/01/31, (Pre-refunded
12/01/25)
12/25 at 100.00 AA+  (4) 1,178,936
1,400 Alaska Industrial Development and Export Authority, Power Revenue
Bonds, Snettisham Hydroelectric Project, Refunding Series 2015,
5.000%, 1/01/30, (AMT)
7/25 at 100.00 Baa2   1,449,546
1,500 Alaska Municipal Bond Bank, General Obligation Bonds, Three Series
2015, 5.250%, 10/01/31
4/25 at 100.00 A+   1,578,660
2,310 Anchorage, Alaska, Solid Waste Services Revenue Bonds, Refunding
Series 2022A, 5.500%, 11/01/41
11/32 at 100.00 AA   2,712,079
6,310 Total Alaska 6,919,221
Arizona - 0.9%
1,700 Arizona Industrial Development Authority Education Revenue Bonds,
Pinecrest Academy of Northern Nevada Project, Series 2022A,
4.500%, 7/15/29, 144A
7/25 at 100.00 N/R   1,667,326
100 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/37, 144A
7/27 at 100.00 BB   100,231
1,000 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G, 5.000%,
7/01/51, 144A
7/27 at 100.00 BB   935,300
80 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Agribusiness and Equine Center, Inc. Project, Series
2017B, 4.000%, 3/01/27, 144A
No Opt. Call BB+   78,026
Arizona Industrial Development Authority, Education
Facility Revenue Bonds, Leman Academy of Excellence
Projects, Series 2022A:
500 4.000%, 7/01/28 No Opt. Call Baa3   510,845
500 4.000%, 7/01/29 No Opt. Call Baa3   510,545
1,405 4.000%, 7/01/30 7/29 at 100.00 Baa3   1,429,531

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 1,000 Florence Town Inc., Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional School Project - Queen
Creek and Casa Grande Campuses, Series 2013, 6.000%, 7/01/43,
(Pre-refunded 7/01/23), 144A
7/23 at 100.00 Ba2  (4) $ 1,014 ,170
350 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Autism Charter Schools Project, Social Series
2021A, 4.000%, 7/01/51, 144A
7/29 at 100.00 BB   269,574
Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2015A:
3,450 5.000%, 7/01/35 7/25 at 100.00 A+   3,635,610
1,000 5.000%, 7/01/45 7/25 at 100.00 A+   1,033,020
225 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Great Hearts Academies Project, Series 2014A,
5.000%, 7/01/44
7/24 at 100.00 BBB-   226,820
410 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2017, 6.750%, 2/01/50, 144A
2/28 at 100.00 N/R   425,428
Yavapai County Industrial Development
Authority,  Arizona, Education Revenue Bonds, Arizona
Agribusiness and Equine Center Inc Project, Refunding
Series 2015A:
90 3.900%, 9/01/24, 144A No Opt. Call BB+   88,778
1,500 5.000%, 9/01/34, 144A 3/25 at 100.00 BB+   1,500,225
13,310 Total Arizona 13,425,429
Arkansas - 0.5%
1,200 Arkansas Development Finance Authority, Hospital Revenue Bonds,
Washington Regional Medical Center, Refunding Series 2015B,
5.000%, 2/01/23
No Opt. Call Baa1   1,200,000
2,015 Arkansas Tech University, Revenue Bonds, Refunding Student Fee Series
2022A, 5.000%, 12/01/42 - BAM Insured
12/30 at 100.00 AA   2,173,903
635 Boone County, Arkansas, Hospital Revenue Bonds, North Arkansas
Regional Medical Center, Refunding Series 2022, 4.000%, 5/01/23
No Opt. Call N/R   635,197
2,500 University of Arkansas, Various Facilities Revenue Bonds, UAMS Campus,
Series 2022A, 5.000%, 4/01/39
4/32 at 100.00 Aa2   2,848,850
6,350 Total Arkansas 6,857,950
California - 7.4%
6,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2021B-1, 4.000%, 2/01/52, (Mandatory
Put 8/01/31)
5/31 at 100.63 A1   6,085,920
100 California Educational Facilities Authority, Revenue Bonds, Loma Linda
University Series 2017A, 5.000%, 4/01/35
4/27 at 100.00 A   107,126
655 California Educational Facilities Authority, Revenue Bonds, Stanford
University, Series 2013-U3, 5.000%, 6/01/43 (5)
No Opt. Call AAA   807,504
1,185 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Refunding Series 2016A, 4.000%,
3/01/35
3/26 at 100.00 A   1,203,012
205 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A, 5.000%, 8/15/35
8/27 at 100.00 BBB+   217,314
California Health Facilities Financing Authority, Revenue
Bonds, Providence Saint Joseph Health System, Series
2009C:
5,795 5.000%, 7/01/32 No Opt. Call A+   6,795,043
3,540 5.000%, 7/01/33 1/33 at 100.00 A+   4,083,957

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 5,000 California Health Facilities Financing Authority, Revenue Bonds, Saint
Joseph Health System, Refunding Series 2009D, 5.000%, 7/01/32
No Opt. Call A+   $ 5,862,850
5,960 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 3.650%,
1/01/50, (AMT), (Mandatory Put 1/31/24)
3/23 at 100.00 N/R   5,959,881
60 California Municipal Finance Authority Charter School Revenue Bonds,
Albert Einstein Academies Project, Series 2013A, 6.000%, 8/01/23,
(ETM)
No Opt. Call BB  (4) 61,012
100 California Municipal Finance Authority Charter School Revenue Bonds,
River Charter Schools Project, Series 2018A, 5.500%, 6/01/38, 144A
6/26 at 100.00 BB   101,264
1,180 California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%,
7/01/36, 144A
7/26 at 100.00 BB   1,162,949
California Municipal Finance Authority, Charter School
Revenue Bonds, Partnerships to Uplift Communities
Project, Series 2012A:
1,340 5.000%, 8/01/32 3/23 at 100.00 BB+   1,310,292
850 5.250%, 8/01/42 3/23 at 100.00 BB+   813,994
735 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A,
5.000%, 8/15/30
8/24 at 100.00 A-   754,867
685 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Projects Series 2017A, 5.000%, 8/15/30
8/27 at 100.00 A-   737,512
California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A:
1,000 5.000%, 7/01/29 7/27 at 100.00 Baa2   1,078,300
3,015 5.000%, 7/01/33 7/27 at 100.00 Baa2   3,221,226
1,750 4.000%, 7/01/42 7/27 at 100.00 Baa2   1,649,550
6,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM
Project, Senior Lien Series 2018A, 5.000%, 12/31/38, (AMT)
6/28 at 100.00 BBB-   6,242,760
890 California Municipal Finance Authority, Revenue Bonds, Southern
California Institute of Architecture Project, Series 2017, 5.000%,
12/01/39
12/27 at 100.00 BBB+   917,323
355 California Public Finance Authority, Revenue Bonds, Henry Mayo
Newhall Hospital, Series 2021A, 4.000%, 10/15/24
No Opt. Call BBB-   359,768
650 California School Finance Authority School Facility Revenue Bonds, KIPP
LA Projects, Series 2015A, 3.625%, 7/01/25, 144A
No Opt. Call BBB   653,165
1,000 California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2015A, 5.000%,
8/01/35, 144A
8/25 at 100.00 BBB   1,024,810
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2016:
25 5.000%, 8/01/24, (ETM), 144A No Opt. Call N/R  (4) 25,955
305 5.000%, 8/01/24, 144A No Opt. Call BBB   312,655
35 5.000%, 8/01/25, (ETM), 144A No Opt. Call N/R  (4) 37,294
325 5.000%, 8/01/25, 144A No Opt. Call BBB   338,026
725 5.000%, 8/01/26, 144A 8/25 at 100.00 BBB   754,783
65 5.000%, 8/01/26, (Pre-refunded 8/01/25), 144A 8/25 at 100.00 N/R  (4) 69,261
25 5.000%, 8/01/27, (Pre-refunded 8/01/25), 144A 8/25 at 100.00 N/R  (4) 26,639
225 5.000%, 8/01/27, 144A 8/25 at 100.00 BBB   234,103
1,485 California School Finance Authority, Charter School Revenue Bonds,
Classical Academies Project, Series 2017A, 5.000%, 10/01/37, 144A
10/27 at 100.00 BBB-   1,545,900

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 700 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2016A, 5.000%,
6/01/31, 144A
6/25 at 100.00 N/R   $ 705,922
California School Finance Authority, Charter School
Revenue Bonds, Rocketship Public Schools Obligated
Group, Series 2017G:
310 5.000%, 6/01/30, 144A 6/27 at 100.00 N/R   315,407
325 5.000%, 6/01/37, 144A 6/27 at 100.00 N/R   320,726
100 California School Finance Authority, Charter School Revenue Bonds,
Santa Clarita Valley International School Project, Series 2021A,
4.000%, 6/01/41
6/31 at 100.00 N/R   86,135
1,075 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2014A, 5.000%, 7/01/34, 144A
7/24 at 100.00 BBB   1,096,855
300 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2017A, 5.000%, 7/01/25, 144A
No Opt. Call BBB   311,910
California Statewide Communities Development
Authority, California, Redlands Community Hospital,
Revenue Bonds, Series 2016:
825 5.000%, 10/01/31 10/26 at 100.00 A-   874,500
830 5.000%, 10/01/32 10/26 at 100.00 A-   878,796
California Statewide Communities Development
Authority, California, Revenue Bonds, Loma Linda
University Medical Center, Series 2016A:
3,900 5.000%, 12/01/36, 144A 6/26 at 100.00 BB+   3,964,467
280 5.000%, 12/01/46, 144A 6/26 at 100.00 BB+   273,188
165 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.250%, 12/01/38, 144A
6/28 at 100.00 BB+   170,272
1,000 California Statewide Communities Development Authority, Student
Housing Revenue Bonds, University of California, Irvine East Campus
Apartments, Phase IV-A CHF-Irvine, LLC, Series 2017, 5.000%, 5/15/36
5/27 at 100.00 Baa1   1,036,970
750 California Statewide Community Development Authority, Health
Revenue Bonds, Enloe Medical Center, Refunding Series 2022A,
5.125%, 8/15/47 - AGM Insured
8/32 at 100.00 AA   809,790
4,000 El Cajon Redevelopment Agency Successor Agency, San Diego County,
California, Tax Allocation Bonds, Refunding Series 2018, 5.000%,
10/01/34 - BAM Insured
10/28 at 100.00 AA   4,523,840
750 Irvine, California, Special Tax Bonds, Community Facilities District 2004-1
Central Park, Series 2015A, 4.000%, 9/01/35
9/25 at 100.00 N/R   752,325
1,250 Irvine, California, Special Tax Bonds, Community Facilities District 2013-3
Great Park, Improvement Area 4, Series 2016, 4.000%, 9/01/35
9/23 at 103.00 N/R   1,254,875
50 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.000%, 11/15/35
No Opt. Call AA-   54,714
1,145 Long Beach, California, Airport Revenue Bonds, Senior Refunding Series
2022C, 5.250%, 6/01/47 - AGM Insured, (AMT)
6/32 at 100.00 AA   1,249,332
1,400 Long Beach, California, Harbor Revenue Bonds, Series 2017, 5.000%,
5/15/29, (AMT)
5/27 at 100.00 AA+   1,536,262
Long Beach, California, Marina Revenue Bonds, Alamitos
Bay Marina Project, Series 2015:
320 5.000%, 5/15/24 No Opt. Call BBB   328,019
745 5.000%, 5/15/26 5/25 at 100.00 BBB   775,851
2,220 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Series 2022I,
5.000%, 5/15/48
11/31 at 100.00 AA   2,486,289

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 750 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015D, 5.000%,
5/15/30, (AMT)
5/25 at 100.00 AA   $ 784,717
5,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Series 2022H, 5.500%, 5/15/38,
(AMT)
11/31 at 100.00 AA   5,760,100
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2016B:
2,200 5.000%, 5/15/33, (AMT) 5/26 at 100.00 AA-   2,332,154
500 5.000%, 5/15/34, (AMT) 5/26 at 100.00 AA-   527,615
2,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2017A, 5.000%,
5/15/34, (AMT)
5/27 at 100.00 AA-   2,141,860
1,135 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018C, 5.000%,
5/15/33, (AMT)
11/27 at 100.00 AA-   1,232,133
365 Menifee Union School District Public Financing Authority, California,
Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/32 - BAM
Insured
9/25 at 100.00 AA   387,948
1,000 North Lake Tahoe Public Financing Authority, California, Lease Revenue
Bonds, Health & Human Services Center Series 2022, 5.500%,
12/01/47
12/29 at 103.00 AA   1,153,750
2,010 Northern Inyo County Local Hospital District, Inyo County, California,
Revenue Bonds, Series 2013, 5.000%, 12/01/29, (Pre-refunded
12/01/23)
12/23 at 100.00 B+  (4) 2,051,386
1,215 Sacramento Area Flood Control Agency, California, Spcial Assessment
Bonds, Natomas Basin Local Assessment District, Series 2014, 5.000%,
10/01/32 - BAM Insured
10/24 at 100.00 AA   1,252,215
Sacramento, California, Special Tax Bonds, Community
Facilities District 4 North Natomas, Refunding Series
2015F:
615 5.000%, 9/01/26 9/25 at 100.00 A-   647,939
1,290 5.000%, 9/01/27 9/25 at 100.00 A-   1,359,570
295 San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%,
9/01/32
9/25 at 100.00 N/R   307,455
San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2017A:
1,000 5.000%, 7/01/34, (AMT) 7/27 at 100.00 A+   1,069,650
500 5.000%, 7/01/35, (AMT) 7/27 at 100.00 A+   530,990
1,280 San Francisco City and County Redevelopment Agency Successor
Agency, California, Tax Allocation Bonds, Mission Bay North
Redevelopment Project, Refunding Series 2016A, 5.000%, 8/01/33
8/26 at 100.00 A   1,384,051
Upland, California, Certificates of Participation, San
Antonio Regional Hospital, Series 2017:
585 5.000%, 1/01/25 No Opt. Call BBB   605,884
1,110 5.000%, 1/01/26 No Opt. Call BBB   1,172,349
530 5.000%, 1/01/28 No Opt. Call BBB   574,716
1,000 Yuba Levee Financing Authority, California, Revenue Bonds, Yuba
County Levee Refinancing Project, Refunding Series 2017A, 5.000%,
9/01/31 - BAM Insured
9/26 at 100.00 AA   1,091,310
98,085 Total California 104,730,252

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado - 4.7%
$ 640 Adams and Weld Counties School District 27J, Brighton, Colorado,
General Obligation Bonds, Series 2015, 5.000%, 12/01/40
12/25 at 100.00 AA   $ 674,234
1,000 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.375%, 12/01/52
12/26 at 103.00 N/R   773,240
1,270 Arkansas River Power Authority, Colorado, Power Supply System
Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/30
10/28 at 100.00 BBB   1,346,784
4,275 Boulder Valley School District RE2, Boulder County, Colorado, General
Obligation Bonds, Series 2019A, 5.250%, 12/01/32
6/29 at 100.00 AA+   5,025,092
520 Chambers Highpoint Metropolitan District No. 2, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Series 2021, 5.000%,
12/01/41
9/26 at 103.00 N/R   484,411
Colorado Department of Transportation, Headquarters
Facilities Lease Purchase Agreement Certificates of
Participation, Series 2016:
1,000 5.000%, 6/15/33 6/26 at 100.00 Aa2   1,074,050
1,330 5.000%, 6/15/35 6/26 at 100.00 Aa2   1,418,312
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.000%,
7/01/36, 144A
7/25 at 100.00 BB   500,540
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, Littleton Preparatory
Charter School, Series 2013:
450 5.000%, 12/01/33 3/23 at 100.00 BB+   450,081
845 5.000%, 12/01/42 3/23 at 100.00 BB+   830,331
1,155 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A, 5.250%, 11/01/36
11/32 at 100.00 A-   1,294,212
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters
of Charity of Leavenworth Health Services Corporation, Tender Option
Bond Trust 2015-XF2196. Formerly Tender Option Bond Trust 3367,
14.910%, 1/01/35, 144A, (IF) (5)
1/24 at 100.00 N/R   1,105,710
900 Colorado Science and Technology Park Metropolitan District No.1,
Special Revenue  Improvement Bonds, Refunding Series 2018,
5.000%, 12/01/33
12/23 at 103.00 N/R   901,314
2,500 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2021S, 4.000%, 3/15/46
3/31 at 100.00 Aa2   2,486,175
1,665 Denver City and County, Colorado, Airport System Revenue Bonds,
Series 2022A, 5.500%, 11/15/35, (AMT)
11/32 at 100.00 AA-   1,971,027
Denver City and County, Colorado, Airport System
Revenue Bonds, Series 2022D:
1,725 5.750%, 11/15/34, (AMT) 11/32 at 100.00 AA-   2,112,866
805 5.750%, 11/15/35, (AMT) 11/32 at 100.00 AA-   973,430
3,500 5.750%, 11/15/40, (AMT) 11/32 at 100.00 AA-   4,129,475
2,500 5.750%, 11/15/41, (AMT) 11/32 at 100.00 AA-   2,933,675
Denver Convention Center Hotel Authority, Colorado,
Revenue Bonds, Convention Center Hotel, Refunding
Senior Lien Series 2016:
1,100 5.000%, 12/01/25 No Opt. Call Baa2   1,146,376
2,500 5.000%, 12/01/26 No Opt. Call Baa2   2,638,050
1,240 5.000%, 12/01/28 12/26 at 100.00 Baa2   1,301,157
500 5.000%, 12/01/36 12/26 at 100.00 Baa2   508,355
3,000 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 N/R   3,049,980

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 300 Fiddler's Business Improvement District, Colorado, Limited Tax General
Obligation Bonds, Greenwood Village Project, Series 2022, 5.550%,
12/01/47
12/27 at 103.00 N/R   $ 305,625
500 Grandview Reserve Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Senior Bonds, Series 2022A and
Limited Tax General Obligation Subordinate Bonds, Series 2022B(3),
6.250%, 12/01/52
9/27 at 103.00 N/R   482,290
500 Hogback Metropolitan District, Jefferson County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2021A,
5.000%, 12/01/51, 144A
12/26 at 103.00 N/R   442,955
2,550 Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022, 7.125%, 11/01/42, 144A
11/29 at 103.00 N/R   2,574,531
500 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022,
6.250%, 12/01/37
12/27 at 103.00 N/R   501,785
Mesa County Valley School District 51, Grand Junction,
Colorado, General Obligation Bonds, Series 2018:
1,250 5.250%, 12/01/33 12/27 at 100.00 AA   1,398,537
1,665 5.500%, 12/01/36 12/27 at 100.00 AA   1,874,374
1,300 Northern Colorado Water Conservancy District, Certificates of
Participation, Series 2022, 5.250%, 7/01/52
7/31 at 100.00 AA+   1,447,368
1,330 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2022A-1,
7.500%, 12/01/52
12/27 at 103.00 N/R   1,343,087
1,130 Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax
Supported and Special Revenue Bonds, Refunding & Improvement
Series 2017, 5.000%, 12/01/42
12/27 at 100.00 AA   1,226,400
9,930 State of Colorado, Rural Colorado, Certificates of Participation, Series
2022, 6.000%, 12/15/41
12/32 at 100.00 Aa2   12,184,010
1,000 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/41
3/26 at 103.00 N/R   972,580
1,250 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds,
Refunding & Improvement Series 2020, 5.000%, 12/01/40
12/25 at 103.00 N/R   1,221,788
1,000 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 N/R   957,910
60,125 Total Colorado 66,062,117
Connecticut - 1.0%
5,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 A+   4,752,500
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Sacred Heart University, Series 2017I-1:
500 5.000%, 7/01/36 7/27 at 100.00 A   532,075
410 5.000%, 7/01/37 7/27 at 100.00 A   434,428
1,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Sacred Heart University, Series L, 5.000%, 7/01/33
7/32 at 100.00 A   1,158,470
Harbor Point Infrastructure Improvement District,
Connecticut, Special Obligation Revenue Bonds, Harbor
Point Project, Refunding Series 2017:
1,500 5.000%, 4/01/30, 144A 4/27 at 100.00 N/R   1,527,525

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
$ 6,465 5.000%, 4/01/39, 144A 4/27 at 100.00 N/R   $ 6,472,499
14,875 Total Connecticut 14,877,497
Delaware - 0.1%
340 Delaware Economic Development Authority, Delaware, Revenue Bonds,
ASPIRA of Delaware Charter Operations Inc. DBA Las Americas
ASPIRA Academy Project, Series 2022A, 4.000%, 6/01/42
6/32 at 100.00 BB   288,388
235 Delaware Economic Development Authority, Revenue Bonds, Newark
Charter School, Refunding Series 2016A, 2.800%, 9/01/26
No Opt. Call BBB+   228,871
540 Delaware Economic Development Authority, Revenue Bonds, Newark
Charter School, Series 2021, 4.000%, 9/01/41
9/31 at 100.00 BBB+   510,295
1,115 Total Delaware 1,027,554
District of Columbia - 2.3%
2,000 District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Refunding Subordinate Lien Series 2016A, 5.000%, 10/01/39
4/26 at 100.00 AA+   2,126,680
2,000 District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Senior Lien Series 2017B, 5.000%, 10/01/34
4/27 at 100.00 AAA   2,199,420
1,000 District of Columbia, Hospital Revenue Bonds, Children's Hospital
Obligated Group, Refunding Series 2015, 5.000%, 7/15/28
1/26 at 100.00 A1   1,064,960
5,000 District of Columbia, Revenue Bonds, Georgetown University, Refunding
Series 2017, 5.000%, 4/01/33
4/27 at 100.00 A-   5,401,550
District of Columbia, Washington, D.C., Revenue Bonds,
Association of Amercian Medical Colleges, Series 2011A:
1,000 5.000%, 10/01/28, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+  (4) 1,017,310
1,000 5.000%, 10/01/29, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+  (4) 1,017,310
575 5.000%, 10/01/30, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+  (4) 584,953
2,000 District of Columbia, Washington, D.C., Revenue Bonds, KIPP DC Issue,
Refunding Series 2017A, 5.000%, 7/01/37
1/28 at 100.00 BBB+   2,062,280
2,000 District of Columbia, Washington, D.C., Revenue Bonds, KIPP DC Issue,
Refunding Series 2017B, 5.000%, 7/01/37
1/28 at 100.00 BBB+   2,062,280
District of Columbia, Washington, D.C., Revenue Bonds,
KIPP DC Issue, Series 2019:
250 5.000%, 7/01/28 No Opt. Call BBB+   267,635
250 5.000%, 7/01/29 No Opt. Call BBB+   270,058
1,240 4.000%, 7/01/44 7/29 at 100.00 BBB+   1,098,962
1,540 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B, 5.000%,
10/01/47
10/29 at 100.00 A-   1,623,144
2,990 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2013A, 5.000%, 10/01/32, (AMT)
10/23 at 100.00 AA-   3,023,907
3,500 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2014A, 5.000%, 10/01/29, (AMT)
10/24 at 100.00 AA-   3,599,225
5,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/34, (AMT)
10/24 at 100.00 AA-   5,126,900
31,345 Total District of Columbia 32,546,574
Florida - 11.2%
Alachua County Health Facilities Authority, Florida,
Continuing Care Retirement Community Revenue Bonds,
Oak Hammock at the University of Florida, Inc. Project,
Series 2021:
325 4.000%, 10/01/30 10/27 at 103.00 BBB   303,713

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 800 4.000%, 10/01/40 10/27 at 103.00 BBB   $ 682,432
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
2022 Project Series 2022:
530 4.250%, 5/01/32 No Opt. Call N/R   519,071
1,000 5.000%, 5/01/42 5/32 at 100.00 N/R   980,680
1,495 Bay County School Board, Florida, Certificates of Participation, Series
2022A, 5.500%, 7/01/42
7/32 at 100.00 Aa3   1,693,970
740 Bay County, Florida, Educational Facilities Revenue Refunding Bonds,
Bay Haven Charter Academy, Inc. Project, Series 2013A, 5.000%,
9/01/33
9/23 at 100.00 BBB   747,067
2,000 Brevard County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Health First Obligated Group, Series 2022A, 5.000%, 4/01/47
4/32 at 100.00 A   2,133,720
5,000 Brevard County School Board, Florida, Certificates of Participation,
Refunding Series 2017A, 5.000%, 7/01/31
7/27 at 100.00 Aa3   5,500,950
1,930 Broward County, Florida, Airport System Revenue Bonds, Series 2017,
5.000%, 10/01/35, (AMT)
10/27 at 100.00 A+   2,052,130
Broward County, Florida, Airport System Revenue Bonds,
Series 2019A:
2,750 5.000%, 10/01/37, (AMT) 10/29 at 100.00 A+   2,958,367
1,750 5.000%, 10/01/39, (AMT) 10/29 at 100.00 A+   1,873,778
1,000 Broward County, Florida, Port Facilities Revenue Bonds, Refunding
Subordinate Series 2019D, 5.000%, 9/01/23, (AMT)
No Opt. Call A2   1,012,950
1,000 Broward County, Florida, Port Facilities Revenue Bonds, Series 2022,
5.250%, 9/01/47, (AMT)
9/32 at 100.00 A1   1,079,140
1,425 Capital Projects Finance Authority, Florida, Student Housing Revenue
Bonds, Capital Projects Loan Program, Refunding Series 2020A-1,
5.000%, 10/01/30
No Opt. Call Baa3   1,477,212
2,095 Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School
Project, Series 2019, 5.000%, 7/01/54, 144A
7/26 at 103.00 Ba1   1,974,831
Charlotte County Industrial Development Authority,
Florida, Utility System Revenue Bonds, Town & Country
Utilities Project, Series 2021A:
250 4.000%, 10/01/41, (AMT), 144A 10/31 at 100.00 N/R   209,210
110 4.000%, 10/01/51, (AMT), 144A 10/31 at 100.00 N/R   84,975
3,035 City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015,
5.000%, 9/01/41
9/25 at 100.00 AA-   3,205,172
Cocoa, Florida, Water and Sewer System Revenue Bonds,
Refunding Series 2018C:
1,225 5.000%, 10/01/36 10/28 at 100.00 AA   1,382,082
1,315 5.000%, 10/01/37 10/28 at 100.00 AA   1,473,878
1,000 5.000%, 10/01/38 10/28 at 100.00 AA   1,116,870
Corkscrew Crossing Community Development District,
Florida, Special Assessment Bonds, Series 2023:
500 4.300%, 5/01/33 , (WI/DD, Settling 2/14/23) No Opt. Call N/R   500,315
1,000 5.100%, 5/01/43 , (WI/DD, Settling 2/14/23) 5/33 at 100.00 N/R   999,920
1,190 Daytona Beach Florida Housing Authority,Multi-family Housing Revenue
Bonds, WM At The River LP, Series 2021 B, 1.250%, 12/01/25,
(Mandatory Put 12/01/24)
12/24 at 100.00 Aaa   1,141,472
Deerfield Beach, Florida, Capital Improvement Revenue
Bonds, Series 2018:
2,865 5.000%, 12/01/37 12/28 at 100.00 AA   3,186,138
1,200 5.000%, 12/01/38 12/28 at 100.00 AA   1,331,088

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Florida Atlantic University FAU Finance Corporation,
Capital Improvement Revenue Bonds, Student Housing
Project, Series 2019B:
$ 2,495 4.000%, 7/01/37 7/29 at 100.00 A1   $ 2,524,566
2,295 4.000%, 7/01/38 7/29 at 100.00 A1   2,320,015
235 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Elementary School Project,
Series 2014A, 5.750%, 7/01/24
No Opt. Call N/R   236,969
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter
Upper School Project, Series 2017C:
175 5.150%, 7/01/27, 144A No Opt. Call N/R   177,095
385 5.750%, 7/01/47, 144A 7/27 at 101.00 N/R   388,357
1,700 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Imagine School at Broward Project, Series 2021A,
4.000%, 12/15/51, 144A
12/29 at 100.00 Baa3   1,492,634
170 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects, Series
2015A, 6.000%, 6/15/35, 144A
6/25 at 100.00 N/R   172,907
1,500 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2013A, 8.500%, 6/15/44, (Pre-refunded 6/15/23)
6/23 at 100.00 N/R  (4) 1,531,035
2,000 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   1,810,000
4,525 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA Passenger
Rail Project, Series 2019A, 6.500%, 1/01/49, (AMT), (Mandatory Put
1/01/29), 144A
3/23 at 102.00 N/R   4,116,483
1,760 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2021A-1, 2.900%,
12/01/56, (AMT), (Mandatory Put 4/04/23)
3/23 at 100.00 Aaa   1,758,962
5,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
3/23 at 102.00 N/R   4,992,250
1,000 Florida Gulf Coast University Financing Corporation, Capital
Improvement Revenue Bonds, Refunding Housing Project, Series
2019A, 3.000%, 2/01/39
2/30 at 100.00 A+   832,640
1,000 Florida Gulf Coast University Financing Corporation, Capital
Improvement Revenue Bonds, Refunding Housing Project, Series
2022A, 5.000%, 2/01/40
8/32 at 100.00 A+   1,080,270
12,000 Florida Mid-Bay Bridge Authority, Revenue Bonds, 1st Senior Lien Series
2015A, 5.000%, 10/01/35
10/25 at 100.00 BBB+   12,383,640
760 Fort Lauderdale, Florida, Special Assessment Bonds, Las Olas Isles
Undergrounding Project, Series 2022, 4.000%, 7/01/42, 144A
7/32 at 100.00 N/R   650,818
400 Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities
Revenue Bonds, Priority Subordinated Series 2017A, 5.000%,
10/01/34, (AMT)
10/27 at 100.00 A+   428,888
4,000 Hernando County, Florida, Non-Ad Valorem Revenue Bonds, Series
2022, 5.250%, 6/01/47
6/32 at 100.00 AA-   4,459,840
3,250 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Senior Lien Series 2015A, 5.000%, 10/01/40,
(Pre-refunded 10/01/24), (AMT)
10/24 at 100.00 N/R  (4) 3,362,937

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 715 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Series 2018E, 5.000%, 10/01/35, (AMT)
10/28 at 100.00 AA-   $ 769,033
3,000 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Subordinate Refunding Series 2013A, 5.500%,
10/01/28, (Pre-refunded 10/01/23), (AMT)
10/23 at 100.00 A+  (4) 3,059,730
2,000 Hillsborough County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa
General Hospital, Series 2020A, 4.000%, 8/01/45
2/31 at 100.00 A   1,892,280
2,860 Hollywood Beach Community Development District 1, Florida, Revenue
Bonds, Public Parking Facilitiy Project, Refunding Series 2020, 5.000%,
10/01/35
10/30 at 100.00 Aa3   3,102,843
1,110 Jacksonville, Florida, Educational Facilities Revenue Bonds, Jacksonville
University Project, Series 2018B, 5.000%, 6/01/53, 144A
6/28 at 100.00 N/R   982,394
1,650 Jacksonville, Florida, Health Care Facilities Revenue Bonds, Baptist
Health Properties, Refunding Series 2017, 5.000%, 8/15/35
8/27 at 100.00 AA   1,791,586
400 Lake Worth Beach, Florida, Consolidated Utility Revenue Bonds, Series
2022, 5.000%, 10/01/36 - BAM Insured
10/32 at 100.00 AA   465,816
600 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series
2012A, 5.000%, 6/15/24, 144A
3/23 at 100.00 BB   600,330
Lee County, Florida, Solid Waste System Revenue Bonds,
Refunding Series 2016:
1,110 5.000%, 10/01/24, (AMT) No Opt. Call AA-   1,138,549
605 5.000%, 10/01/26, (AMT) No Opt. Call AA-   639,969
1,155 Marco Island, Florida, Utility System Revenue Bonds, Refunding Series
2016, 3.000%, 10/01/33
10/26 at 100.00 Aa3   1,160,925
Miami Beach Health Facilities Authority, Florida, Hospital
Revenue Bonds, Mount Sinai Medical Center of Florida
Project, Refunding 2014:
850 5.000%, 11/15/23 No Opt. Call A-   865,155
250 5.000%, 11/15/26 11/24 at 100.00 A-   257,835
375 5.000%, 11/15/27 11/24 at 100.00 A-   386,640
500 5.000%, 11/15/28 11/24 at 100.00 A-   515,145
9,250 5.000%, 11/15/39 11/24 at 100.00 A-   9,398,000
4,000 5.000%, 11/15/44 11/24 at 100.00 A-   4,015,920
Miami Dade County, Florida, Rickenbacker Causeway
Revenue Bonds, Series 2014:
900 5.000%, 10/01/27 10/24 at 100.00 A-   928,422
920 5.000%, 10/01/28 10/24 at 100.00 A-   948,888
500 5.000%, 10/01/30 10/24 at 100.00 A-   515,250
Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2014A:
1,145 5.000%, 10/01/28, (AMT) 10/24 at 100.00 A1   1,180,392
4,000 5.000%, 10/01/33, (AMT) 10/24 at 100.00 A1   4,108,680
1,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2016A, 5.000%, 10/01/41
10/26 at 100.00 A   1,039,330
4,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2018A, 5.000%, 10/01/38, (AMT)
10/28 at 100.00 A   4,241,000
1,870 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A, 5.000%, 10/01/38, (AMT), (UB) , (WI/DD, Settling 2/02/23)
10/32 at 100.00 A   2,047,388
Monroe County, Florida, Airport Revenue Bonds, Key
West International Airport, Series 2022:
1,430 5.000%, 10/01/39, (AMT) 10/32 at 100.00 A-   1,500,513
1,575 5.000%, 10/01/41, (AMT) 10/32 at 100.00 A-   1,635,118

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 750 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health Obligated Group, Inc., Series 2023, 5.000%,
10/01/33 , (WI/DD, Settling 2/02/23)
4/33 at 100.00 A+   $ 876,608
500 Orange County Health Facilities Authority, Florida, Revenue Bonds,
Presbyterian Retirement Communities Project, Series 2014, 5.000%,
8/01/24
No Opt. Call A-   509,905
1,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent
Contract Payments, Refunding Senior Series 2017A, 5.000%, 11/01/35
- AGM Insured
11/27 at 100.00 AA   1,095,230
Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Series
2019A-1:
745 5.000%, 10/01/29 No Opt. Call BBB+   789,484
250 5.000%, 10/01/36 10/29 at 100.00 BBB+   258,005
250 5.000%, 10/01/38 10/29 at 100.00 BBB+   256,968
250 5.000%, 10/01/39 10/29 at 100.00 BBB+   256,677
Palm Beach County Health Facilities Authority, Florida,
Hospital Revenue Bonds, Jupiter Medical Center, Series
2022:
620 5.000%, 11/01/34 11/32 at 100.00 BBB   677,133
750 5.000%, 11/01/36 11/32 at 100.00 BBB   801,825
1,520 5.000%, 11/01/47 11/32 at 100.00 BBB   1,576,179
2,175 5.000%, 11/01/52 11/32 at 100.00 BBB   2,240,642
425 Palm Beach County School Board, Florida, Certificates of Participation,
Series 2015C, 5.000%, 8/01/30
8/25 at 100.00 Aa3   450,096
505 Pinellas County School Board, Florida, Certificates of Participation,
Master Lease Program, Seris 2017A, 5.000%, 7/01/37
7/27 at 100.00 Aa3   549,294
1,000 Poitras East Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2023, 4.199%, 5/01/33 ,
(WI/DD, Settling 2/14/23)
No Opt. Call N/R   998,300
Pompano Beach, Florida, Revenue Bonds, John Knox
Village Project, Series 2015:
225 5.000%, 9/01/24 No Opt. Call BBB   226,996
410 5.000%, 9/01/35 9/24 at 100.00 BBB   411,279
850 Reedy Creek Improvement District, Orange and Osceola Counties,
Florida, Utilities Revenue Bonds, Series 2018-1, 5.000%, 10/01/36
10/28 at 100.00 A1   949,008
2,000 School Board of Duval County, Florida, Certificates of Participation,
Series 2022A, 5.000%, 7/01/31 - AGM Insured
7/30 at 100.00 AA   2,346,320
Seminole County Industrial Development Authority,
Florida, Educational Facilities Revenue Bonds, Galileo
Schools for Gifted Learning, Series 2021A:
265 4.000%, 6/15/30, 144A No Opt. Call Ba1   250,539
280 4.000%, 6/15/31, 144A No Opt. Call Ba1   261,937
South Broward Hospital District, Florida, Hospital
Revenue Bonds, South Broward Hospital District
Obligated Group, Refunding Series 2016:
65 5.000%, 5/01/23 No Opt. Call AA   65,415
2,000 4.000%, 5/01/33 5/26 at 100.00 AA   2,054,460
500 Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds,
Refunding Series 2015, 5.000%, 10/01/35, (Pre-refunded 10/01/23)
10/23 at 100.00 AA+  (4) 508,320
1,425 Tampa Bay, Florida, Regional Water Supply Authority, Utility System
Revenue Bonds, Sustainability Series 2022, 5.250%, 10/01/47
10/32 at 100.00 AA+   1,638,508
1,310 Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center Project, Series 2016A, 5.500%, 9/01/29
9/26 at 100.00 A+   1,427,743

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,100 Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/39
9/30 at 70.57 A+   $ 556,853
15 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (6)
3/23 at 100.00 N/R   13,415
15 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (7)
3/23 at 100.00 N/R   –
3,000 Village Community Development District 14, Leesburg, Florida, Special
Assessment Bonds, Series 2022, 4.750%, 5/01/32, 144A
5/30 at 100.00 N/R   3,029,430
154,150 Total Florida 158,605,137
Georgia - 0.7%
3,000 Atlanta, Georgia, Airport General Revenue Bonds, Series 2022B,
5.000%, 7/01/38, (AMT)
7/32 at 100.00 Aa3   3,305,940
Cobb County Kennestone Hospital Authority, Georgia,
Revenue Anticipation Certificates, Wellstar Health
System, Series 2017A:
2,390 5.000%, 4/01/35 4/27 at 100.00 A+   2,551,659
1,380 5.000%, 4/01/37 4/27 at 100.00 A+   1,456,549
1,860 Georgia Ports Authority, Revenue Bonds, Series 2022, 5.250%, 7/01/43 7/32 at 100.00 AA   2,163,906
950 Henry County Hospital Authority, Georgia, Revenue Certificates,
Piedmont Henry Hospital Project, Series 2014A, 5.000%, 7/01/34
7/24 at 100.00 AA-   973,674
9,580 Total Georgia 10,451,728
Guam - 0.1%
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
1,035 5.000%, 11/15/23 No Opt. Call BB   1,048,031
1,000 5.000%, 11/15/33 11/25 at 100.00 BB   1,032,660
2,035 Total Guam 2,080,691
Hawaii - 0.7%
1,600 Hawaii Department of Transportation - Airports Division, Lease Revenue
Certificates of Participation, Series 2013, 5.000%, 8/01/28, (AMT)
8/23 at 100.00 A   1,614,432
2,000 Honolulu City and County, Hawaii, General Obligation Bonds, Series
2015A, 5.000%, 10/01/37
10/25 at 100.00 Aa1   2,108,760
3,840 Honolulu City and County, Hawaii, General Obligation Bonds, Series
2022B, 5.250%, 7/01/41
7/32 at 100.00 Aa1   4,472,832
Kauai County, Hawaii, Special Tax Bonds, Community
Facilities District 2008-1 Kukuiula Development Project,
Series 2022:
440 4.000%, 5/15/29 No Opt. Call N/R   429,928
470 4.000%, 5/15/30 No Opt. Call N/R   456,079
375 5.000%, 5/15/31 No Opt. Call N/R   390,454
250 5.000%, 5/15/32 No Opt. Call N/R   259,577
8,975 Total Hawaii 9,732,062
Idaho - 0.8%
Boise State University, Idaho, General Revenue Bonds,
Series 2018A:
575 5.000%, 4/01/38 4/28 at 100.00 Aa3   625,410
600 5.000%, 4/01/39 4/28 at 100.00 Aa3   651,354
Boise-Kuna Irrigation District, Ada and Canyon Counties,
Idaho, Arrowrock Hydroelectric Project Revenue Bonds,
Refunding Series 2015:
500 5.000%, 6/01/29 12/24 at 100.00 A3   520,380

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Idaho (continued)
$ 1,000 5.000%, 6/01/30 12/24 at 100.00 A3   $ 1,039,670
2,090 5.000%, 6/01/31 12/24 at 100.00 A3   2,171,008
3,000 Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021, 5.250%, 5/15/51,
144A
5/26 at 102.00 N/R   2,299,950
610 Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial
Hospital Project, Refunding Series 2016, 5.000%, 9/01/29
9/26 at 100.00 BB+   633,211
1,250 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2018A, 5.000%, 3/01/37
9/28 at 100.00 A   1,308,838
865 Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group,
Series 2015, 5.500%, 12/01/29
6/25 at 100.00 AA-   925,472
1,170 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Future Public School Project, Series 2022A, 4.000%, 5/01/32,
144A
5/29 at 103.00 Ba2   1,095,693
100 Idaho State University, General Revenue Bonds, Refunding Series 2016,
5.000%, 4/01/23
No Opt. Call A1   100,395
11,760 Total Idaho 11,371,381
Illinois - 6.2%
1,395 Beford Park Village, Illinois, Hotel and Motel Tax Revenue Bonds,
Refunding Series 2015A, 4.000%, 12/01/23
No Opt. Call A3   1,399,855
2,155 Chicago Park District, Illinois, General Obligation Bonds, Limited Tax
Refunding Series 2020A, 4.000%, 1/01/37 - BAM Insured
1/30 at 100.00 AA   2,176,248
633 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Bonds, Pullman Park/Chicago Redevelopement Project,
Series 2013A, 7.125%, 3/15/33
2/23 at 100.00 N/R   633,194
600 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2020A, 5.000%, 1/01/35
1/30 at 100.00 A+   680,478
Chicago, Illinois, General Obligation Bonds, Chicago
Works Series 2023A:
3,850 5.000%, 1/01/35 1/32 at 100.00 BBB+   4,133,168
1,685 5.500%, 1/01/39 1/32 at 100.00 BBB+   1,839,986
Chicago, Illinois, Midway Airport Revenue Bonds,
Refunding Second Lien Series 2014A:
2,500 5.000%, 1/01/25 1/24 at 100.00 A   2,543,000
2,000 5.000%, 1/01/27 1/24 at 100.00 A   2,032,360
3,000 5.000%, 1/01/30 1/24 at 100.00 A   3,048,210
4,650 DuPage County School District 58 Downers Grove, Illinois, General
Obligation Bonds,  School Series 2022, 5.250%, 12/15/40
12/32 at 100.00 Aa1   5,392,651
100 Illinois Finance Authority Revenue Bonds, OSF Healthcare System,
Refunding Series 2018A, 5.000%, 5/15/25
No Opt. Call A   104,902
115 Illinois Finance Authority, Local Government Program Revenue Bonds,
Elmhurst Community Unit School District 205 Project, Series 2019,
5.000%, 1/01/29
1/28 at 100.00 AA+   129,924
2,000 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2014, 4.000%, 8/01/38
8/24 at 100.00 AA   1,989,380
4,500 Illinois Finance Authority, Revenue Bonds, Edward-Elmhurst Healthcare,
Refunding Series 2018A, 4.250%, 1/01/44, (Pre-refunded 1/01/28)
1/28 at 100.00 AA-  (4) 4,859,010
Illinois Finance Authority, Revenue Bonds, Edward-
Elmhurst Healthcare, Series 2017A:
3,000 5.000%, 1/01/36, (Pre-refunded 1/01/27) 1/27 at 100.00 AA-  (4) 3,286,590
590 Illinois Finance Authority, Revenue Bonds, Lifespace Community Inc.,
Series 2015A, 5.000%, 5/15/27
5/25 at 100.00 BBB   586,584

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 5,000 Illinois Finance Authority, Revenue Bonds, Northwest Community
Hospital, Refunding Series 2016A, 4.000%, 7/01/37, (Pre-refunded
7/01/26)
7/26 at 100.00 Aa3  (4) $ 5,288,450
9,885 Illinois Finance Authority, Revenue Bonds, Northwestern Memorial
Healthcare, Series 2017A, 4.000%, 7/15/47
1/28 at 100.00 AA+   9,845,163
1,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System,
Series 2015A, 4.000%, 11/15/33
11/25 at 100.00 A   1,017,850
2,750 Illinois Finance Authority, Revenue Bonds, Rush University Medical
Center Obligated Group, Series 2015A, 5.000%, 11/15/38
5/25 at 100.00 AA-   2,803,515
220 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/23
No Opt. Call A3   222,528
Illinois Finance Authority, Revenue Bonds, Smith
Crossing, Refunding Series 2022:
725 4.000%, 10/15/30 4/29 at 103.00 BBB-   675,548
6,000 4.000%, 10/15/37 4/29 at 103.00 BBB-   5,187,720
830 Illinois Finance Authority, Student Housing & Academic Facility Revenue
Bonds, CHF-Collegiate Housing Foundation - Chicago LLC University
of Illinois at Chicago Project, Series 2017A, 5.000%, 2/15/26
No Opt. Call Baa3   860,220
1,500 Illinois Housing Development Authority, Revenue Bonds, Social Series
2022G, 6.250%, 10/01/52
4/32 at 100.00 Aaa   1,690,695
2,000 Illinois State, General Obligation Bonds, December Series 2017B,
5.000%, 12/01/24
No Opt. Call BBB+   2,074,740
6,000 Illinois State, General Obligation Bonds, November Series 2017D,
5.000%, 11/01/28
11/27 at 100.00 BBB+   6,438,180
4,830 Knox & Warren Counties Community Unit School District 205 Galesburg,
Illinois, General Obligation Bonds, Series 2019A, 5.500%, 12/01/37
12/27 at 100.00 AA-   5,353,862
1,100 Lake County Consolidated High School District 120 Mundelein, Illinois,
General Obligation Bonds, School Series 2022A, 5.500%, 12/01/40
12/32 at 100.00 AA+   1,249,545
600 Madison, Bond and Montgomery Counties Community Unit School
District 05, Highland, Illinois, General Obligation Bonds, School Series
2022B, 5.500%, 2/01/42 - AGM Insured
2/30 at 100.00 AA   671,370
710 Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene
Counties Community College District 536, Illinois, General Obligation
Bonds, Lewis & Clark Community College, Refunding Series 2017A,
5.000%, 11/01/33 - AGM Insured
11/26 at 100.00 AA   77 1,259
1,250 Northern Illinois University, Auxiliary Facilities System Revenue Bonds,
Refunding Series 2020B, 4.000%, 4/01/35 - BAM Insured
4/30 at 100.00 AA   1,278,187
1,000 Romeoville, Will County, Illinois, Revenue Bonds, Lewis University
Project, Refunding Series 2018B, 5.000%, 10/01/39
4/25 at 100.00 BBB   1,002,200
Stephenson County School District 145, Freeport, Illinois,
General Obligation Bonds, Limited School Series 2018A:
610 5.000%, 2/01/34 - AGM Insured 2/28 at 100.00 AA   689,648
140 5.000%, 2/01/34, (Pre-refunded 2/01/28) - AGM Insured 2/28 at 100.00 AA  (4) 158,365
100 University of Illinois, Auxiliary Facilities System Revenue Bonds, Series
2014A, 5.000%, 4/01/39
4/24 at 100.00 AA-   101,285
2,000 Will County School District 114, Manhattan, Illinois, General Obligation
Bonds, Series 2022, 5.500%, 1/01/43 - BAM Insured
1/33 at 100.00 AA   2,294,000
4,000 Will County, Illinois, General Obligation Bonds, Alternate Revenue
Source Series 2019, 4.000%, 11/15/47
11/29 at 100.00 AA+   4,026,760
85,023 Total Illinois 88,536,630

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana - 5.0%
$ 2,500 Evansville, Indiana, Waterworks District Revenue Bonds, Series 2022A,
5.000%, 7/01/47 - BAM Insured
1/32 at 100.00 AA   $ 2,753,575
1,000 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R   893,180
Hamilton Southeastern Consolidated School Building
Corporation, Hamilton County, Indiana, First Mortgage
Bonds, Series 2018:
700 5.000%, 7/15/35 1/28 at 100.00 AA+   779,674
795 5.000%, 7/15/36 1/28 at 100.00 AA+   879,047
500 5.000%, 7/15/37 1/28 at 100.00 AA+   550,240
1,000 5.000%, 7/15/38 1/28 at 100.00 AA+   1,096,880
850 IIndiana Finance Authority, Hospital Revenue Bonds, Parkview Health,
Series 2018A, 4.000%, 11/01/48
11/28 at 100.00 AA-   836,783
Indiana Finance Authority, Educational Facilities Revenue
Bonds, Butler University Project, Refunding Series 2014A:
560 5.000%, 2/01/26 2/24 at 100.00 A-   573,468
425 5.000%, 2/01/27 2/24 at 100.00 A-   435,081
1,350 Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler
University Project, Series 2019, 5.000%, 2/01/35
8/29 at 100.00 A-   1,494,869
2,420 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Depauw University Project, Series 2019, 5.000%, 7/01/37
7/29 at 100.00 Baa1   2,545,888
4,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
DePauw University Project, Series 2022A, 5.000%, 7/01/42
7/32 at 100.00 Baa1   4,191,320
3,725 Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose
Hulman Institute Of Technology Project, Series 2018, 5.000%, 6/01/40
12/28 at 100.00 A2   3,997,521
250 Indiana Finance Authority, Health Facilities Revenue Bonds, Good
Samaritan Hospital Project, Series 2016A, 5.000%, 4/01/37
4/26 at 100.00 Baa3   256,945
665 Indiana Finance Authority, Hospital Revenue Bonds, Goshen Health,
Series 2019A, 5.000%, 11/01/35
5/29 at 100.00 A-   715,081
Indiana Finance Authority, Hospital Revenue Bonds, Reid
Health Series 2022:
1,785 5.000%, 1/01/42 - AGM Insured 1/32 at 100.00 AA   1,962,018
1,700 5.000%, 1/01/52 - AGM Insured 1/32 at 100.00 N/R   1,793,568
3,025 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Refunding Second Lien Series 2021-2, 4.000%,
10/01/40 - BAM Insured
10/31 at 100.00 AA   3,066,957
2,020 Indiana Health Facility Financing Authority, Revenue Bonds, Ascension
Health, Series 2001A-1, 5.000%, 11/15/34
11/25 at 100.00 AA+   2,125,363
1,420 Indiana Municipal Power Agency Power Supply System Revenue Bonds,
Refunding Series 2016C, 5.000%, 1/01/38
7/26 at 100.00 A+   1,505,072
1,000 Indiana Municipal Power Agency, Power Supply System Revenue Bonds,
Series 2013A, 5.250%, 1/01/32, (Pre-refunded 7/01/23)
7/23 at 100.00 A+  (4) 1,011,600
670 Indiana Municipal Power Agency, Power Supply System Revenue Bonds,
Series 2017A, 5.000%, 1/01/42
1/28 at 100.00 A+   722,387
3,000 Indiana Municipal Power Agency, Power Supply System Revenue Bonds,
Series 2022A, 5.500%, 1/01/47
1/32 at 100.00 A+   3,432,240
1,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Series 2022G-2, 5.000%, 1/01/33,
(AMT)
1/32 at 100.00 A1   1,141,730

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
IPS Multi-School Building Corporation, Indiana, First
Mortgage Revenue Bonds, Social Series 2022:
$ 630 5.500%, 7/15/37 7/32 at 100.00 AA+   $ 736,615
500 5.500%, 7/15/39 7/32 at 100.00 AA+   580,835
1,625 Ivy Tech Community College, Indiana, Student Fee Revenue Bonds,
Series 2018V, 5.000%, 7/01/36
7/28 at 100.00 AA   1,763,320
Lake Ridge Multi-School Building Corporation, Lake
County, Indiana, First Mortgage Bonds, Ad Valorem
Property Tax Series 2022:
2,960 5.500%, 7/15/36 7/32 at 100.00 AA+   3,512,958
3,500 5.500%, 7/15/38 7/32 at 100.00 AA+   4,090,975
1,280 5.500%, 7/15/40 7/32 at 100.00 AA+   1,477,043
1,150 Mount Vernon of Hancock County Multi-School Building Corporation,
Indiana, First Mortgage Bonds, Series 2022, 5.500%, 1/15/42
7/31 at 100.00 AA+   1,321,166
North Montgomery High School Building Corporation,
Indiana, First Mortgage Bonds, Series 2018:
2,375 5.000%, 7/15/35 7/26 at 100.00 AA+   2,575,592
2,480 5.000%, 7/15/36 7/26 at 100.00 AA+   2,687,750
Plymouth Multi-School Building Corporation, Indiana,
First Mortgage Bonds, Series 2018:
1,655 5.000%, 1/15/34 7/28 at 100.00 AA+   1,858,201
3,655 5.000%, 7/15/36 7/28 at 100.00 AA+   4,034,718
Richmond Hospital Authority, Indiana, Revenue Bonds,
Reid Hospital Project,  Refunding Series 2015A:
500 5.000%, 1/01/28 1/25 at 100.00 A   517,755
815 5.000%, 1/01/29 1/25 at 100.00 A   842,629
4,905 Tippecanoe County NSE08 School Building Corporation, Indiana, Ad
Valorem Property Tax First Mortgage Bonds, Series 2022B, 6.000%,
7/15/39
7/32 at 100.00 AA+   6,049,925
64,390 Total Indiana 70,809,969
Iowa - 0.5%
Iowa Finance Authority, State Revolving Fund Revenue
Bonds, Green Series 2021A:
2,490 4.000%, 5/15/29 5/28 at 103.00 BBB   2,325,013
1,260 4.000%, 5/15/30 5/28 at 103.00 BBB   1,161,972
3,000 PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas Project
Revenue Bonds, Series 2019, 5.000%, 9/01/49, (Mandatory Put
9/01/26)
6/26 at 100.62 A   3,114,960
6,750 Total Iowa 6,601,945
Kansas - 1.0%
1,075 Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson
Regional Medical Center, Inc., Series 2016, 5.000%, 12/01/36
12/26 at 100.00 Ba1   1,092,576
4,000 Kansas Department of Transportation, Highway Revenue Bonds, Series
2018A, 5.000%, 9/01/36
9/27 at 100.00 AA   4,383,720
205 Kansas Power Pool, a Municipal Energy Agency Electric Utility Revenue
Bonds, DogWood Facility, Series 2015A, 5.000%, 12/01/28
12/25 at 100.00 A3   217,019
2,100 Kansas State Turnpike Authority, Turnpike Revenue Bonds, Refunding
Series 2019A, 5.000%, 9/01/37
9/29 at 100.00 Aa2   2,385,285
3,000 Shawnee County Unified School District 437 Auburn- Washburn, Kansas,
General Obligation Bonds, Refunding and Improvement Series 2022,
5.000%, 9/01/42
9/32 at 100.00 Aa2   3,449,340

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kansas (continued)
$ 2,000 University of Kansas Hospital Authority, Health Facilities Revenue Bonds,
KU Health System, Refunding & Improvement Series 2015, 5.000%,
9/01/35
9/25 at 100.00 AA-   $ 2,095,440
12,380 Total Kansas 13,623,380
Kentucky - 0.9%
750 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/26
No Opt. Call Baa2   799,965
Kentucky Public Transportation Infrastructure Authority,
Toll Revenue Bonds, Downtown Crossing Project, First
Tier Series 2013A:
2,495 5.750%, 7/01/49, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2  (4) 2,522,819
8,595 6.000%, 7/01/53, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2  (4) 8,698,828
1,250 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 127, Series 2022A, 5.250%, 6/01/39
6/32 at 100.00 A1   1,420,850
13,090 Total Kentucky 13,442,462
Louisiana - 2.3%
Cameron Parish School District 15, Louisiana, General
Obligtion Bonds, Series 2021:
350 4.000%, 10/01/34 10/30 at 100.00 BBB   363,122
350 4.000%, 10/01/35 10/30 at 100.00 BBB   358,767
350 4.000%, 10/01/36 10/30 at 100.00 BBB   355,513
350 4.000%, 10/01/37 10/30 at 100.00 BBB   353,493
Greater New Orleans Expressway Commission, Louisiana,
Toll Revenue Bonds, Subordinate Lien Series 2017:
1,000 5.000%, 11/01/36 - AGM Insured 11/25 at 100.00 AA   1,061,740
805 5.000%, 11/01/37 - AGM Insured 11/25 at 100.00 AA   853,606
4,000 5.000%, 11/01/42 - AGM Insured 11/25 at 100.00 AA   4,228,440
5,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Insurance Assessment Revenue
Bonds, Louisiana Insurance Guaranty Association Project, Series
2022B, 5.000%, 8/15/33
8/27 at 100.00 A1   5,395,200
200 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A, 5.000%, 6/01/31, 144A
No Opt. Call N/R   196,118
Louisiana Publc Facilities Authority, Lousiana, Revenue
Bonds, Ochsner Clinic Foundation Project, Refunding
Series 2017:
2,000 5.000%, 5/15/33 5/27 at 100.00 A   2,156,920
2,000 5.000%, 5/15/34 5/27 at 100.00 A   2,147,660
2,640 5.000%, 5/15/35 5/27 at 100.00 A   2,815,639
3,940 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2015B, 5.000%, 1/01/30, (AMT)
1/25 at 100.00 A   4,078,846
New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, North Terminal Project, Series 2017B:
400 5.000%, 1/01/34, (AMT) 1/27 at 100.00 A   425,224
500 5.000%, 1/01/35, (AMT) 1/27 at 100.00 A   528,160
355 5.000%, 1/01/36, (AMT) 1/27 at 100.00 A   372,725
2,720 Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Refunding Series 2013B, 5.000%, 4/01/32, (Pre-
refunded 4/01/23), (AMT)
4/23 at 100.00 A  (4) 2,730,608
Port New Orleans Board of Commissioners, Louisiana,
Revenue Bonds, Port Facilities, Refunding Series 2018B:
3,000 5.000%, 4/01/37 - AGM Insured, (AMT) 4/28 at 100.00 AA   3,122,400
860 5.000%, 4/01/38 - AGM Insured, (AMT) 4/28 at 100.00 AA   892,542
30,820 Total Louisiana 32,436,723

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maine - 0.0%
$ 500 Maine Health and Higher Educational Facilities Authority, Revenue
Bonds, Series 2022C, 5.500%, 7/01/38 - AGM Insured
7/32 at 100.00 AA   $ 575,855
500 Total Maine 575,855
Maryland - 0.9%
2,000 Maryland Health and Higher Educational Facilities Authority, Maryland,
Revenue Bonds, Meritus Medical Center, Series 2015, 5.000%,
7/01/29
7/25 at 100.00 A   2,076,420
250 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds Doctors Community Hospital, Series 2017B, 5.000%, 7/01/32
7/27 at 100.00 A3   265,495
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, LifeBridge Health System,
Series 2015:
1,200 4.000%, 7/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 A+  (4) 1,250,064
625 5.000%, 7/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 A+  (4) 665,687
2,120 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Refunding Series
2015, 5.000%, 7/01/39, (Pre-refunded 7/01/24)
7/24 at 100.00 A  (4) 2,194,179
1,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Series 2017B,
5.000%, 7/01/28
7/27 at 100.00 A   1,091,350
4,615 Maryland Transportation Authority, Passenger Facility Charge Revenue
Bonds, Baltimore/Washington Internatonal Thurgood Marshall Airport
Project, Series 2019, 5.000%, 6/01/26, (AMT)
No Opt. Call A+   4,899,792
11,810 Total Maryland 12,442,987
Massachusetts - 1.1%
1,660 Massachusetts Development Finance Agency, Revenue Bonds, Lahey
Health System Obligated Group Issue, Series 2015F, 5.000%, 8/15/30
8/25 at 100.00 A   1,756,645
1,385 Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University, Series 2022, 5.000%, 10/01/37
10/32 at 100.00 A1   1,627,846
Massachusetts Development Finance Agency, Revenue
Bonds, Wellforce Issue, Series 2019A:
590 5.000%, 7/01/31 1/29 at 100.00 BBB+   627,713
1,350 5.000%, 7/01/34 1/29 at 100.00 BBB+   1,413,113
6,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017E, 4.000%, 11/01/32
11/27 at 100.00 Aa1   6,371,040
3,885 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017F, 5.000%, 11/01/44
11/27 at 100.00 Aa1   4,174,510
14,870 Total Massachusetts 15,970,867
Michigan - 2.3%
Coldwater Communiuty Schools, Branch County,
Michigan, General Obligation Bonds, School Building &
Site Series 2018:
510 5.000%, 5/01/41 5/28 at 100.00 AA   560,260
1,220 5.000%, 5/01/42 5/28 at 100.00 AA   1,338,572
5,000 Holly Area School District, Oakland County, Michigan, General
Obligation Bonds, School Building & Site, Series 2022I, 5.250%,
5/01/48
5/32 at 100.00 AA   5,712,200
Kalamazoo Hospital Finance Authority, Michigan,
Hospital Revenue Bonds, Bronson Healthcare Group, Inc.,
Refunding Series 2016:
95 5.000%, 5/15/26 No Opt. Call A2   101,770
5 5.000%, 5/15/26, (ETM) No Opt. Call N/R  (4) 5,418

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 335 Kent Hospital Finance Authority, Michigan, Revenue Bonds, Mary Free
Bed Rehabilitatin Hospital, Series 2021A, 4.000%, 4/01/36
4/31 at 100.00 A   $ 340,863
1,000 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43, (UB) (5)
11/28 at 100.00 Aa3   1,069,170
825 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Refunding Series 2015B, 5.000%, 5/15/34
5/25 at 100.00 AA-   858,850
Michigan Finance Authority, Hospital Revenue Bonds,
Sparrow Obligated Group, Refunding Series 2022A:
3,600 5.000%, 11/15/33 11/32 at 100.00 A-   4,091,220
3,785 5.000%, 11/15/34 11/32 at 100.00 A-   4,261,304
3,975 5.000%, 11/15/35 11/32 at 100.00 A-   4,417,338
Michigan Finance Authority, Public School Academy
Limited Obligation Revenue Bonds, Calvin University,
Refunding Series 2021:
505 5.000%, 9/01/36 9/31 at 100.00 A-   561,671
1,205 5.000%, 9/01/37 9/31 at 100.00 A-   1,326,669
380 Michigan Finance AuthorIty, Public School Academy Limited Obligation
Revenue Bonds, Voyageur Academy Project, Refunding Series 2017.
Private Placement of 2017, 5.900%, 7/15/46, 144A
7/27 at 100.00 N/R   304,863
1,000 Michigan Mathematics & Science Initiative, Michigan, Public School
Academy Revenue Bonds, Series 2021, 4.000%, 1/01/51
1/31 at 100.00 BB+   814,130
5,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program,
Series 2021A, 4.000%, 11/15/44
11/31 at 100.00 AA+   5,046,550
2,200 Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue
Bonds, William Beaumont Hospital Obligated Group, Refunding
Series 2014D, 5.000%, 9/01/33, (Pre-refunded 3/01/24)
3/24 at 100.00 AA  (4) 2,260,786
30,640 Total Michigan 33,071,634
Minnesota - 1.3%
4,580 Forest Lake, Minnesota Charter School Lease Revenue Bonds, North
Lakes Academy, Refunding Series 2021A, 5.000%, 7/01/41
7/31 at 100.00 N/R   4,326,818
585 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 4.500%, 8/01/26
3/23 at 102.00 BB+   586,931
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Fairview Health Services, Series 2015A:
1,380 5.000%, 11/15/28 11/25 at 100.00 A   1,454,768
1,000 5.000%, 11/15/29 11/25 at 100.00 A   1,052,060
1,000 5.000%, 11/15/30 11/25 at 100.00 A   1,050,480
3,665 5.000%, 11/15/31 11/25 at 100.00 A   3,844,219
1,750 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022B, 5.000%,
1/01/37, (AMT)
1/32 at 100.00 A+   1,927,537
1,000 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2022M, 5.100%, 7/01/42
1/32 at 100.00 AA+   1,070,590
1,000 Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter
School Project,  Series 2022A, 5.000%, 6/01/32
6/29 at 100.00 BB+   1,002,620
1,895 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community of Peace Academy Project,
Series 2019, 5.000%, 12/01/39
12/29 at 100.00 BBB-   1,933,506
400 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Good Shepherd Luthran Home, Refunding Series 2013,
4.000%, 1/01/24
3/23 at 100.00 N/R   393,280
18,255 Total Minnesota 18,642,809

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Mississippi - 1.0%
$ 1,135 Mississippi Development Bank, Special Obligation Bonds, Rankin
County School District General Obligation Project, Series 2019,
5.000%, 6/01/40
6/29 at 100.00 AA   $ 1,233,087
Mississippi Hospital Equipment and Facilities Authority,
Revenue Bonds, Baptist Memorial Healthcare, Series
2016A:
4,000 5.000%, 9/01/41 9/26 at 100.00 BBB+   4,053,760
8,500 5.000%, 9/01/46 9/26 at 100.00 BBB+   8,569,275
13,635 Total Mississippi 13,856,122
Missouri - 2.2%
1,000 Greene County, Missouri, Certificates of Participation, Capital Projects,
Series 2018, 5.000%, 9/01/36
9/28 at 100.00 Aa2   1,108,230
1,960 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Refunding Improvement Series 2022B, 5.250%,
5/01/52
5/32 at 100.00 AAA   2,235,321
4,000 Missouri Development Finance Board, Revenue Bonds, Zoo Projects,
Series 2022, 5.500%, 5/01/42
5/32 at 100.00 AA-   4,567,960
1,030 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc., Series 2016, 5.000%,
11/15/24
No Opt. Call A+   1,072,941
3,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45
1/25 at 100.00 AA   2,919,210
10,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2012, 4.000%, 11/15/42
3/23 at 100.00 A+   9,859,300
650 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/28
2/26 at 100.00 BBB   660,471
2,330 Orchard Farm R-V School District, Saint Charles County, Missouri,
Certificates of Participation, Series 2022A, 5.250%, 4/01/39
4/29 at 100.00 A+   2,534,225
2,200 Ozark Reorganized School District 6, Christian County, Missouri, General
Obligation Bonds, School Building Series 2022, 6.000%, 3/01/42 -
AGM Insured
9/32 at 100.00 AA   2,689,654
Saint Charles County Public Water Supply District 2,
Missouri, Certificates of Participation, Missouri Project
Series 2019:
430 4.000%, 12/01/37 12/25 at 100.00 AA+   436,239
850 4.000%, 12/01/38 12/25 at 100.00 AA+   856,613
264 Saint Louis, Missouri, Tax Increment Financing Revenue Notes,
Marquette Building Redevelopment Project, Series 2008-A, 6.500%,
1/23/28
3/23 at 100.00 N/R   134,640
1,500 Transportation Development District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 4.500%, 6/01/36
6/26 at 100.00 BBB   1,486,050
600 Wright City School District R-II, Warren County, Missouri, General
Obligation Bonds, School Building Series 2022, 6.000%, 3/01/42 -
AGM Insured
9/32 at 100.00 AA   736,872
29,814 Total Missouri 31,297,726
Montana - 0.7%
510 Montana Facility Finance Authority, Hospital Revenue Bonds, Benefis
Health System Obligated Group, Refunding Series 2016, 5.000%,
2/15/23
No Opt. Call A+   510,347

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Montana (continued)
Montana Facility Finance Authority, Montana, Health
Facilities Reveue Bonds, Bozeman Deaconess Health
Services Obligated Group, Series 2018:
$ 675 5.000%, 6/01/36 6/28 at 100.00 A   $ 714,939
1,255 5.000%, 6/01/37 6/28 at 100.00 A   1,317,449
2,685 Montana State University, Facilities Revenue Bonds, Board of Regents of
High Education, Improvement Series 2018E, 5.000%, 11/15/43
11/27 at 100.00 Aa3   2,910,970
1,470 Montana State University, General Revenue Bonds, Series 2022, 5.250%,
11/15/52 - AGM Insured
11/32 at 100.00 AA   1,652,838
2,980 Yellowstone County K-12 School District 26 Lockwood, Montana,
General Obligation Bonds, School Building Series 2018, 5.000%,
7/01/35
7/28 at 100.00 A   3,341,772
9,575 Total Montana 10,448,315
Nebraska - 1.1%
Douglas County Hospital Authority 2, Nebraska, Health
Facilities Revenue Bonds, Children's Hospital Obligated
Group, Series 2017:
1,045 5.000%, 11/15/36 5/27 at 100.00 AA-   1,115,214
1,070 5.000%, 11/15/37 5/27 at 100.00 AA-   1,138,865
900 Douglas County Hospital Authority 3, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding Series
2015, 5.000%, 11/01/29
11/25 at 100.00 A   946,485
2,000 Douglas County Nebraska, Sanitary and Improvement, District Number
608, General Obligation Bonds, North Streams, Series 2022, 6.000%,
12/15/37
6/27 at 100.00 N/R   1,943,460
Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project,
Refunding Series 2017A:
1,765 5.000%, 7/01/25 No Opt. Call BBB   1,830,923
1,000 5.000%, 7/01/27 No Opt. Call BBB   1,070,140
1,500 5.000%, 7/01/28 7/27 at 100.00 BBB   1,595,940
525 Madison County Hospital Authority 1, Nebraska, Hospital Revenue
Bonds, Faith Regional Health Services Project, Series 2018, 5.000%,
7/01/29
7/25 at 100.00 BBB   545,060
600 Omaha Airport Authority, Nebraska, Airport Facilities Revenue
Refunding Bonds, Series 2017A, 5.000%, 12/15/34, (AMT)
12/26 at 100.00 AA-   635,784
1,000 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2017A, 5.000%, 2/01/42
12/27 at 100.00 AA   1,083,460
2,800 Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2018, 5.000%, 12/15/47
6/28 at 100.00 Aa1   3,055,976
14,205 Total Nebraska 14,961,307
Nevada - 0.8%
Carson City, Nevada, Hospital Revenue Bonds, Carson
Tahoe Regional Healthcare Project, Series 2017A:
505 5.000%, 9/01/31 9/27 at 100.00 A-   542,390
1,000 5.000%, 9/01/33 9/27 at 100.00 A-   1,070,370
4,000 Clark County, Nevada  Airport Revenue Bonds, Senior Series 2015A,
5.000%, 7/01/40
7/25 at 100.00 Aa2   4,154,800
2,000 Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax,
Refunding Series 2022A, 5.000%, 7/01/26, (AMT)
No Opt. Call A1   2,132,520
115 Clark County, Nevada, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019D, 5.000%, 7/01/25
No Opt. Call Aa3   122,375

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
$ 1,370 Clark County, Nevada, Passenger Facility Charge Revenue Bonds,
Las Vegas-McCarran International Airport, Refunding Series 2017B,
5.000%, 7/01/24, (AMT)
No Opt. Call Aa3   $ 1,408,867
Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 812 Summerlin Village 24, Series
2015:
1,140 4.000%, 12/01/23 No Opt. Call N/R   1,142,440
910 4.250%, 12/01/24 No Opt. Call N/R   916,497
440 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 814 Summerlin Village 21& 24A, Series 2019, 3.250%, 6/01/24
No Opt. Call N/R   434,535
11,480 Total Nevada 11,924,794
New Hampshire - 0.8%
580 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Catholic Medical Center, Series 2012, 5.000%, 7/01/27
3/23 at 100.00 BBB+   580,911
New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Catholic Medical Center, Series 2017:
3,145 5.000%, 7/01/35 7/27 at 100.00 BBB+   3,266,806
1,950 5.000%, 7/01/37 7/27 at 100.00 BBB+   2,000,368
670 5.000%, 7/01/44 7/27 at 100.00 BBB+   663,863
4,055 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Concord Hospital, Series 2017, 5.000%, 10/01/42
10/27 at 100.00 AA-   4,235,529
160 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A, 5.000%,
8/01/36
2/28 at 100.00 A   171,078
10,560 Total New Hampshire 10,918,555
New Jersey - 2.6%
2,000 Camden County Improvement Authority, New Jersey, Health Care
Redevelopment Revenue Bonds, Cooper Health System Obligated
Group Issue, Refunding Series 2014A, 5.000%, 2/15/28
2/24 at 100.00 A-   2,025,280
500 Delaware River Port Authority, Pennsylvania and New Jersey, Revenue
Refunding Bonds, Port District Project, Series 2022, 5.000%, 1/01/24
No Opt. Call A   511,245
New Jersey Economic Development Authority, Charter
School Revenue Bonds, North Star Academy Charter
School of Newark, Series 2017:
460 5.000%, 7/15/23 No Opt. Call BBB-   462,902
485 5.000%, 7/15/24 No Opt. Call BBB-   495,059
510 5.000%, 7/15/25 No Opt. Call BBB-   528,799
535 5.000%, 7/15/26 No Opt. Call BBB-   561,691
560 5.000%, 7/15/27 No Opt. Call BBB-   594,367
5,300 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Portal North Bridge Project
Series 2022A, 5.000%, 11/01/37
11/32 at 100.00 A3   5,854,327
1,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/25
No Opt. Call A3   1,052,420
New Jersey Economic Development Authority, Special
Facility Revenue Bonds, Port Newark Container Terminal
LLC Project, Refunding Series 2017:
1,525 5.000%, 10/01/23, (AMT) No Opt. Call Baa2   1,538,100
1,800 5.000%, 10/01/24, (AMT) No Opt. Call Baa2   1,833,822
1,000 5.000%, 10/01/37, (AMT) 10/27 at 100.00 Baa2   1,018,230
5,000 New Jersey Health Care Facilities Financing Authority, State Contract
Bonds, Hospital Asset Transformatiom Program, Refunding Series
2017, 5.000%, 10/01/29
4/28 at 100.00 A3   5,514,400

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 2,235 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/28
6/26 at 100.00 A+   $ 2,408,771
1,700 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022CC, 5.250%, 6/15/36
12/32 at 100.00 A3   1,940,720
1,700 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009C, 5.250%, 6/15/32
12/24 at 100.00 A3   1,772,403
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2013AA:
330 5.250%, 6/15/33 6/23 at 100.00 A3   332,617
645 5.000%, 6/15/36 6/23 at 100.00 A3   647,909
200 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.250%, 6/15/32
6/25 at 100.00 A3   210,722
2,000 New Jersey Turnpike Authority, Revenue Bonds, Refunding Series
2017A, 5.000%, 1/01/32
1/27 at 100.00 AA-   2,201,440
South Jersey Port Corporation, New Jersey, Marine
Terminal Revenue Bonds, Subordinate Series 2017B:
2,100 5.000%, 1/01/34, (AMT) 1/28 at 100.00 Baa1   2,228,394
1,300 5.000%, 1/01/35, (AMT) 1/28 at 100.00 Baa1   1,370,564
1,250 5.000%, 1/01/36, (AMT) 1/28 at 100.00 Baa1   1,306,963
34,135 Total New Jersey 36,411,145
New York - 5.6%
400 Buffalo and Erie County Industrial Land Development Corporation,
New York, Revenue Bonds, Catholic Health System, Inc. Project, Series
2015, 5.000%, 7/01/27
7/25 at 100.00 B-   380,060
Build New York City Resource Corporation, New York,
Revenue Bonds, Academic Leadership Charter School,
Series 2021:
310 4.000%, 6/15/26 No Opt. Call BBB-   313,540
300 4.000%, 6/15/28 No Opt. Call BBB-   304,992
400 Build New York City Resource Corporation, New York, Revenue Bonds,
Global Community Charter School Project, Series 2022A, 4.000%,
6/15/32
No Opt. Call BB+   386,908
250 Build New York City Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact Project
Series 2021A, 4.000%, 6/01/31, 144A
6/29 at 100.00 N/R   238,702
Build New York Resource Corporation Revenue Bonds,
East Harlem Scholars Academy Charter School Project,
Series 2022 (Social Bonds):
400 5.000%, 6/01/32, 144A 6/30 at 100.00 BB+   414,620
1,000 5.750%, 6/01/42, 144A 6/30 at 100.00 BB+   1,045,480
1,335 Dormitory Authority of the State of New York, Columbia University
Revenue Bonds, Series 2020A, 5.000%, 10/01/50
No Opt. Call AAA   1,595,312
Dormitory Authority of the State of New York, General
Revenue Bonds, Barnard College, Series 2022A:
785 5.000%, 7/01/37 7/30 at 100.00 A3   847,470
500 5.000%, 7/01/38 7/30 at 100.00 A3   537,215
1,250 Dormitory Authority of the State of New York, General Revenue Bonds,
Yeshiva University, Series 2022A, 5.000%, 7/15/32
No Opt. Call BBB-   1,380,275
Dormitory Authority of the State of New York, Revenue
Bonds, Catholic Health System Obligated Group Series
2019A:
725 5.000%, 7/01/32 7/29 at 100.00 B-   652,109
525 5.000%, 7/01/34 7/29 at 100.00 B-   464,520
925 4.000%, 7/01/38 7/29 at 100.00 B-   706,413

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 800 5.000%, 7/01/41 7/29 at 100.00 B-   $ 676,744
2,535 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2018A, 5.000%, 8/01/25
No Opt. Call BBB-   2,615,106
470 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A, 5.000%, 9/01/28
No Opt. Call BBB-   496,978
300 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/29, 144A
6/27 at 100.00 BBB-   308,721
1,260 Hempstead Town Local Development Corporation, New York, Revenue
Bonds, Molloy College Project, Refundng Series 2017, 5.000%,
7/01/37
7/27 at 100.00 BBB   1,305,335
4,500 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Second Indenture Fiscal 2017 Series A, 5.000%, 2/15/36
2/27 at 100.00 Aa2   4,890,060
1,120 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call A2   1,291,035
340 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call A2   397,576
1,455 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 A   1,485,730
1,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2015B, 5.000%, 9/01/36
9/25 at 100.00 A   1,053,510
2,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2017, 5.000%, 9/01/36
9/27 at 100.00 A   2,184,640
925 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Nazareth College of Rochester, Series 2017A,
5.000%, 10/01/31
10/27 at 100.00 BBB+   987,530
1,975 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester General Hospital Project, Series 2017,
5.000%, 12/01/46
12/26 at 100.00 BBB+   1,986,593
Monroe County Industrial Development Corporation,
New York, Revenue Bonds, Rochester Regional Health
Project, Series 2020A:
600 5.000%, 12/01/24 No Opt. Call BBB+   619,452
750 5.000%, 12/01/25 No Opt. Call BBB+   787,822
2,260 Nassau County Tobacco Settlement Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%,
6/01/26
2/23 at 100.00 CCC+   2,235,814
New Rochelle Corporation, New York, Local
Development Revenue Bonds, Iona College Project,
Series 2015A:
1,245 5.000%, 7/01/31 7/25 at 100.00 BBB   1,301,548
370 5.000%, 7/01/32 7/25 at 100.00 BBB   386,372
1,930 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2016
Series BB-1, 5.000%, 6/15/46, (UB) (5)
6/25 at 100.00 AA+   2,009,497
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2018
Series EE, 5.000%, 6/15/39
12/25 at 100.00 AA+   5,302,850
3,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series B-1, 5.000%, 8/01/38
8/26 at 100.00 AAA   3,213,930
2,500 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023B-1, 5.250%, 11/01/36
11/32 at 100.00 AAA   3,019,025

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023D-1, 5.500%, 11/01/45
11/32 at 100.00 AAA   $ 5,865,200
New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016B:
540 5.000%, 6/01/29 6/26 at 100.00 A   560,887
250 5.000%, 6/01/31 6/26 at 100.00 A   258,935
2,840 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R   2,836,024
3,000 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017E, 5.000%, 6/15/42
6/27 at 100.00 AAA   3,222,990
New York State Environmental Facilities Corporation,
State Clean Water and Drinking Water Revolving Funds
Revenue Bonds, Pooled Loan Issue, Series 2005B:
500 5.500%, 10/15/27, (ETM) No Opt. Call N/R  (4) 571,115
1,000 5.500%, 4/15/35, (ETM) No Opt. Call N/R  (4) 1,265,190
1,065 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 4.000%, 7/01/33, (AMT)
7/24 at 100.00 Baa2   1,067,428
5,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International
Airport Project, Series 2022, 5.000%, 12/01/30, (AMT)
No Opt. Call Baa1   5,533,700
2,500 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, One Hundred Seventy Eighth Series 2013, 5.000%, 12/01/27,
(AMT)
12/23 at 100.00 AA-   2,539,250
1,530 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Seventh Series 2018, 5.000%, 9/15/27, (AMT)
No Opt. Call AA-   1,668,128
1,250 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Thirty-Six Series 2022, 5.000%, 1/15/39, (AMT),
(UB) (5)
1/33 at 100.00 AA-   1,378,963
600 Poughkeepsie City, New York, General Obligation Bonds, Refunding
Public Improvement Series 2019., 5.000%, 6/01/31
6/26 at 100.00 Ba1   634,788
750 Schenectady County Capital Resource Corporation, New York, Revenue
Bonds, Union College Project, Series 2022, 5.250%, 7/01/52
7/32 at 100.00 A1   829,035
260 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Refunding Subordinate Lien Series 2017A2, 5.000%,
11/15/42
5/27 at 100.00 AA-   276,617
465 Yonkers Economic Development Corporation, New York, Educational
Revenue Bonds, Lamartine/Warburton LLC-Charter School of
Educational Excellence Project, Series 2019A, 5.000%, 10/15/54
10/29 at 100.00 N/R   429,604
915 Yonkers Industrial Development Agency, New York, School Facility
Revenue Bonds, New Community School Project Series 2022, 5.250%,
5/01/51
5/32 at 100.00 AA   1,018,084
1,155 Yonkers, New York, General Obligation Bonds, Serial Series 2022F,
5.000%, 11/15/38 - BAM Insured
11/32 at 100.00 AA   1,304,977
74,060 Total New York 79,084,399
North Carolina - 1.6%
Charlotte, North Carolina, Airport Revenue Bonds,
Charlotte Douglas International, Refunding Series 2017B:
1,000 5.000%, 7/01/42, (AMT) 7/27 at 100.00 Aa3   1,040,300
1,000 5.000%, 7/01/47, (AMT) 7/27 at 100.00 Aa3   1,033,680

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Carolina (continued)
$ 4,080 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2015, 5.000%, 7/01/40 (5)
7/25 at 100.00 AAA   $ 4,279,512
Greater Asheville Regional Airport Authority, North
Carolina, Airport System Revenue Bonds, Series 2022A:
750 5.000%, 7/01/27 - AGM Insured, (AMT) No Opt. Call AA   812,220
1,300 5.250%, 7/01/39 - AGM Insured, (AMT) 7/32 at 100.00 AA   1,453,621
2,500 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Lutheran Services for the Aging, Series 2021A,
4.000%, 3/01/51
3/28 at 103.00 N/R   1,830,375
750 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, United Methodist Retirement Homes,
Refunding Series 2017A, 5.000%, 10/01/37, (Pre-refunded 10/01/23)
10/23 at 103.00 BBB  (4) 784,620
1,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Senior Lien Series 2017, 5.000%, 1/01/32
1/27 at 100.00 BBB   1,065,550
3,500 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Series 2018, 5.000%, 1/01/31
1/29 at 100.00 BBB   3,840,165
North Carolina Turnpike Authority, Triangle Expressway
System Revenue Bonds, Senior Lien Series 2019:
1,500 5.000%, 1/01/44 1/30 at 100.00 BBB   1,576,785
500 5.000%, 1/01/49 1/30 at 100.00 Aa1   521,230
Raleigh Durham Airport Authority, North Carolina, Airport
Revenue Bonds, Refunding Series 2017A:
1,110 5.000%, 5/01/31, (AMT) 5/27 at 100.00 Aa3   1,197,423
1,750 5.000%, 5/01/32, (AMT) 5/27 at 100.00 Aa3   1,882,300
1,135 5.000%, 5/01/33, (AMT) 5/27 at 100.00 Aa3   1,218,718
21,875 Total North Carolina 22,536,499
North Dakota - 0.5%
3,290 City of Horace, North Dakota, Temporary Refunding Improvement
Bonds, Series 2022A, 3.250%, 8/01/24
8/23 at 100.00 Baa2   3,251,737
1,190 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021, 4.000%, 12/01/37
12/31 at 100.00 Baa2   1,174,733
1,365 North Dakota Public Finance Authority, Capital Financing Program
Revenue Bonds, Series 2015B, 5.250%, 6/01/27
6/25 at 100.00 AA-   1,453,097
1,485 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C, 5.000%, 6/01/34
6/28 at 100.00 BB+   1,484,911
7,330 Total North Dakota 7,364,478
Ohio - 2.0%
5,000 $280,000,000, Count of Washington, Ohio, Hospital Facilities Revenue
Bonds, Series 2022, (Memorial Health System Obligated Group),
6.375%, 12/01/37
12/32 at 100.00 N/R   5,142,450
City of Elyria, Ohio, General Obligation Various Purpose
Bonds, Series 2018:
1,315 5.000%, 12/01/39, (Pre-refunded 6/01/23) - BAM Insured 6/23 at 100.00 AA  (4) 1,326,309
3,045 5.000%, 12/01/43, (Pre-refunded 6/01/23) - BAM Insured 6/23 at 100.00 AA  (4) 3,071,187
Cleveland, Ohio, Income Tax Revenue Bonds, Bridges
& Roadways Improvements, Subordinate Lien Series
2015A-2:
335 5.000%, 10/01/37, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+  (4) 340,799
115 5.000%, 10/01/37, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R  (4) 116,875
870 Cleveland, Ohio, Income Tax Revenue Bonds, Public Facilities
Improvements, Subordinate Lien Series 2018A, 5.000%, 10/01/38
4/28 at 100.00 AA   950,606

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 1,000 Dayton, Ohio, Water System Revenue Bonds, Series 2022, 5.500%,
12/01/42
12/30 at 100.00 Aa2   $ 1,134,120
2,000 Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth
Corporation, Series 2015, 5.000%, 5/15/35
5/25 at 100.00 AA+   2,081,320
Franklin County, Ohio, Sales Tax Revenue Bonds, Various
Purpose Series 2018:
2,250 5.000%, 6/01/36 6/28 at 100.00 AAA   2,503,643
2,250 5.000%, 6/01/37 6/28 at 100.00 AAA   2,488,252
550 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/27
3/23 at 100.00 BB+   550,363
1,150 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call BBB-   1,023,857
Ohio Higher Educational Facility Commission, Revenue
Bonds, Kenyon College, Series 2017:
500 5.000%, 7/01/34 7/27 at 100.00 A   539,300
495 5.000%, 7/01/42 7/27 at 100.00 A   521,497
2,500 Ohio State, Capital Facilities Lease-Appropriation Bonds, Special
Obligation, Administrative Building Fund Projects, Series 2017A,
5.000%, 4/01/35
4/27 at 100.00 AA+   2,719,525
2,040 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System
Obligated Group, Refunding Series 2017A, 5.000%, 1/01/32
1/28 at 100.00 AA   2,291,083
1,575 Ohio State, Major New State Infrastructure Project Revenue Bonds,
Series 2022-1, 5.000%, 12/15/23
No Opt. Call AA   1,610,469
26,990 Total Ohio 28,411,655
Oklahoma - 0.7%
Clinton Public Works Authority,  Oklahoma, Educational
Facilities, Lease Revenue Bonds, Series 2022:
2,145 5.000%, 10/01/33 10/32 at 100.00 A-   2,424,644
1,925 5.000%, 10/01/35 10/32 at 100.00 A-   2,127,356
2,000 Edmond Public Works Authority, Oklahoma, Sales Tax and Utility
Systems Revenue Bonds, Series 2017, 5.000%, 7/01/42
7/27 at 100.00 AA-   2,165,520
500 Marshall County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Madill Public Schools Project, Series 2017A, 5.000%,
9/01/32
9/27 at 100.00 A-   557,920
750 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/37
8/32 at 100.00 N/R   732,585
1,370 Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds,
Second Senior Series 2017A, 5.000%, 1/01/37
1/26 at 100.00 AA-   1,453,652
8,690 Total Oklahoma 9,461,677
Oregon - 0.1%
950 Clatsop County, Oregon, General Obligation Bonds, Series 2019,
5.000%, 6/15/38
6/29 at 100.00 Aa2   1,063,097
50 Oregon Special Districts Association, Certificates of Participation,
Flexlease Program, Series 2013A, 4.000%, 1/01/24
7/23 at 100.00 N/R   50,206
1,000 Total Oregon 1,113,303
Pennsylvania - 2.9%
100 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/33, 144A
5/28 at 100.00 Ba3   100,723

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Berks County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Tower
Health Project, Series 2017:
$ 650 5.000%, 11/01/24 No Opt. Call BB-   $ 625,131
710 5.000%, 11/01/29 11/27 at 100.00 BB-   608,712
50 5.000%, 11/01/37 11/27 at 100.00 BB-   37,211
160 4.000%, 11/01/47 11/27 at 100.00 BB-   93,651
Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Reading Hospital & Medical Center Project, Series
2012A:
1,300 5.000%, 11/01/40 2/23 at 100.00 BB-   929,630
1,155 5.000%, 11/01/44 2/23 at 100.00 BB-   827,223
Delaware County Authority, Pennsylvania, Revenue
Bonds, Elwyn, Inc. Project, Series 2017:
1,750 5.000%, 6/01/32 6/25 at 102.00 BB+   1,687,892
1,760 5.000%, 6/01/37 6/25 at 102.00 BB+   1,643,576
1,350 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2019A, 5.000%, 7/01/49
7/29 at 100.00 B3   1,115,667
500 Luzerne County, Pennsylvania, General Obligation Bonds, Refunding
Series 2017A, 5.000%, 12/15/27
No Opt. Call AA   555,165
500 Luzerne County, Pennsylvania, General Obligation Bonds, Refunding
Series 2017B, 5.000%, 12/15/27
No Opt. Call AA   555,165
3,600 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2018A, 5.000%, 9/01/34
9/28 at 100.00 A   3,916,476
Pennsylvania Economic Development Financing
Authority, Pennsylvania, Private Activity Revenue Bonds,
The PennDOT Major Bridges Package One Project, Series
2022:
6,000 5.000%, 6/30/33, (AMT) 12/32 at 100.00 Baa2   6,726,720
5,000 5.250%, 6/30/36, (AMT) 12/32 at 100.00 Baa2   5,564,650
1,000 Pennsylvania Economic Development Financing Authority, Private
Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement
Project, Series 2015, 4.125%, 12/31/38, (AMT)
6/26 at 100.00 BBB   925,820
500 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2022A, 5.000%,
2/15/36
2/32 at 100.00 A   558,180
2,290 Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds,
Thomas Jefferson University, Refunding Series 2015A, 5.000%,
9/01/45
3/25 at 100.00 A   2,325,655
2,500 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2022B, 5.250%, 12/01/47
12/32 at 100.00 AA-   2,800,150
1,845 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Thomas Jefferson University, Fixed Rate Series
2017A, 5.000%, 9/01/36
3/27 at 100.00 A   1,947,471
935 Philadelphia Health and Educational Facilities Authority, Pennsylvania,
Revenue Bonds, Temple University Health System Obligated Group,
Series 2022, 5.000%, 7/01/35 - AGM Insured
7/32 at 100.00 AA   1,051,230
1,500 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2015A, 5.000%, 6/15/26, (AMT)
6/25 at 100.00 A2   1,565,775
3,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017B, 5.000%, 7/01/35, (AMT)
7/27 at 100.00 A2   3,178,380
725 Susquehanna Area Regional Airport Authority, Pennsylvania, Airport
System Revenue Bonds, Series 2017, 5.000%, 1/01/35, (AMT)
1/28 at 100.00 Baa3   768,689

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 590 Upper Merion Area School District, Montgomery County, Pennsylvania,
General Obligation Bonds, Series 2016, 5.000%, 1/15/35, (Pre-
refunded 1/15/25)
1/25 at 100.00 Aaa  (4) $ 620,550
39,470 Total Pennsylvania 40,729,492
Rhode Island - 0.6%
1,500 Rhode Island Health and Educational Building Corporation, Higher
Education Facility Revenue Bonds, Providence College, Refunding
Series 2015, 5.000%, 11/01/40
11/25 at 100.00 A   1,578,600
1,060 Rhode Island Health and Educational Building Corporation, Higher
Education Facility Revenue Bonds, University of Rhode Island Auxiliary
Enterprise, Refunding Series 2017B, 4.000%, 9/15/34
9/27 at 100.00 A+   1,088,662
Rhode Island Health and Educational Building
Corporation, Hospital Financing Revenue Bonds,
Lifespan Obligated Group, Refunding Series 2016:
1,500 5.000%, 5/15/30 5/26 at 100.00 BBB+   1,557,345
2,200 5.000%, 5/15/31 5/26 at 100.00 BBB+   2,281,378
1,900 Rhode Island Student Loan Authority, Student Loan Program Revenue
Bonds, Senior Series 2018A, 5.000%, 12/01/24, (AMT)
No Opt. Call AA   1,967,450
8,160 Total Rhode Island 8,473,435
South Carolina - 1.2%
Charleston County Airport District, South Carolina,
Airport Revenue Bonds, Series 2019:
1,000 5.000%, 7/01/36 7/29 at 100.00 A+   1,124,510
800 5.000%, 7/01/37 7/29 at 100.00 A+   893,216
750 Horry County, South Carolina, Limited Obligation Bonds, Hospitality Fee
& Local Accommodations Fee Pledge, Series 2022, 5.000%, 9/01/39
9/32 at 100.00 AA   850,800
3,005 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Wofford College, Series 2019, 5.000%,
4/01/49
4/29 at 100.00 A-   3,143,621
South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, York
Preparatory Academy Project, Series 2014A:
40 5.750%, 11/01/23, (ETM), 144A No Opt. Call N/R  (4) 40,910
180 7.000%, 11/01/33, (Pre-refunded 11/01/24), 144A 11/24 at 100.00 N/R  (4) 193,152
South Carolina State Ports Authority, Revenue Bonds,
Series 2015:
785 5.000%, 7/01/33, (Pre-refunded 7/01/25), (AMT) 7/25 at 100.00 A+  (4) 823,810
2,625 5.250%, 7/01/55, (Pre-refunded 7/01/25), (AMT) 7/25 at 100.00 A1  (4) 2,769,979
South Carolina State Ports Authority, Revenue Bonds,
Series 2018:
2,840 5.000%, 7/01/34, (AMT) 7/28 at 100.00 A+   3,065,638
450 5.000%, 7/01/48, (AMT) 7/28 at 100.00 A+   466,857
870 South Island Public Service District, South Carolina, Waterworks and
Sewer System Revenue Bonds, Improvement Series 2022, 5.250%,
4/01/42
4/32 at 100.00 AA+   995,463
Spartanburg County School District 7, South Carolina,
General Obligation Bonds, Series 2018B:
825 5.000%, 3/01/30 3/29 at 100.00 Aa1   955,787
1,495 5.000%, 3/01/38 3/29 at 100.00 Aa1   1,665,610
15,665 Total South Carolina 16,989,353

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Dakota - 1.1%
$ 1,555 Baltic School District No. 49-1, South Dakota, General Obligation Bonds,
Series 2022, 5.500%, 12/01/51 - AGM Insured
12/31 at 100.00 AA   $ 1,766,216
1,960 Brandon, Minnehaha County, South Dakota, Water Surcharge Revenue
Bonds, Series 2022, 5.500%, 8/01/47 - BAM Insured
8/32 at 100.00 AA   2,246,101
350 Lincoln County, South Dakota, Economic Development Revenue Bonds,
The Augustana College Association Project, Series 2021A, 4.000%,
8/01/41
8/31 at 100.00 BBB-   311,283
South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Avera Health, Refunding Series 2017:
1,000 5.000%, 7/01/35 7/27 at 100.00 AA-   1,075,120
8,000 4.000%, 7/01/42 7/27 at 100.00 AA-   7,857,440
2,765 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Regional Health, Refunding Series 2017, 5.000%, 9/01/40
9/27 at 100.00 AA-   2,836,862
15,630 Total South Dakota 16,093,022
Tennessee - 0.7%
1,420 Greeneville Health and Educational Facilities Board, Tennessee, Hospital
Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/37
7/28 at 100.00 A   1,509,801
1,400 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2017, 5.000%, 4/01/27
No Opt. Call BBB   1,497,874
830 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 A   871,550
1,500 Metropolitan Government of Nashville-Davidson County, Tennessee,
Water and Sewerage Revenue Bonds, Series 2013, 5.000%, 7/01/40,
(Pre-refunded 7/01/23)
7/23 at 100.00 AA  (4) 1,516,185
Metropolitan Nashville Airport Authority, Tennessee,
Airport Improvement Revenue Bonds, Series 2022A:
1,100 5.250%, 7/01/34, (AMT) 7/32 at 100.00 A1   1,274,163
1,300 5.500%, 7/01/37, (AMT), (UB) (5) 7/32 at 100.00 A1   1,491,269
1,350 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Refunding & Improvement Series 2015B, 5.000%, 7/01/32,
(AMT)
7/25 at 100.00 A+   1,409,413
500 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Subordinate Series 2019A, 5.000%, 7/01/29
No Opt. Call A2   575,625
9,400 Total Tennessee 10,145,880
Texas - 8.6%
1,535 Alamo Community College District, Bexar County, Texas, General
Obligation Bonds, Refunding Limited Tax Series 2017, 5.000%,
8/15/36
8/27 at 100.00 AAA   1,677,755
685 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding
Series 2022A, 6.000%, 2/15/42, 144A
2/30 at 100.00 N/R   671,286
560 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education, Refunding Series 2017A, 5.000%,
12/01/35
6/27 at 100.00 AAA   609,778
915 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education, Series 2016A, 2.750%, 12/01/26
No Opt. Call BBB-   893,214
Austin Convention Enterprises Inc., Texas, Convention
Center Hotel Revenue Bonds, Refunding First Tier Series
2017A:
500 5.000%, 1/01/32 1/27 at 100.00 BB+   520,985

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 500 5.000%, 1/01/33 1/27 at 100.00 BB+   $ 519,905
890 Austin, Texas, Airport System Revenue Bonds, Series 2017A, 5.000%,
11/15/35
11/26 at 100.00 A+   961,574
3,200 Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series
2015A, 5.000%, 11/15/45, (UB) (5)
11/25 at 100.00 AA-   3,321,120
1,210 Central Texas Regional Mobility Authority, Revenue Bonds, Refunding
Subordinate Lien Series 2016, 5.000%, 1/01/28
1/26 at 100.00 BBB+   1,280,349
Central Texas Regional Mobility Authority, Revenue
Bonds, Senior Lien, Series 2015A:
360 5.000%, 1/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 A-  (4) 383,436
1,695 5.000%, 1/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 A-  (4) 1,805,344
550 City of Midlothian, Texas, Westside Preserve Public Improvement District
Improvement Area Project, Special Assessment Revenue Bonds, Series
2022, 5.250%, 9/15/42, 144A
9/32 at 100.00 N/R   538,752
3,740 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding &
Improvement Senior Lien Series 2021B, 4.000%, 12/01/51
12/30 at 100.00 AA+   3,731,361
5,345 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding
Series 2016A, 5.000%, 12/01/41, (Pre-refunded 12/01/25)
12/25 at 100.00 AA+  (4) 5,751,434
1,000 Dallas County Community College District, Texas, General Obligation
Bonds, Series 2023, 5.000%, 2/15/36
8/25 at 100.00 AAA   1,054,300
3,055 Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2022B, 5.000%, 11/01/40
11/32 at 100.00 A+   3,480,103
710 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2013A, 6.625%, 9/01/31, (Pre-refunded 9/01/23)
9/23 at 100.00 N/R  (4) 726,245
Decatur Hospital Authority, Texas, Revenue Bonds, Wise
Regional Health System, Series 2021B:
70 5.000%, 9/01/24 No Opt. Call BB+   71,101
75 5.000%, 9/01/25 No Opt. Call BB+   77,090
276 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2021C, 4.000%, 9/01/44
9/31 at 100.00 BB+   233,747
Hackberry, Texas, Combination Special Assessment and
Contract Revenue Road and Utility Bonds, Hidden Cove
Improvement District 2, Series 2017:
1,230 4.500%, 9/01/32 9/27 at 100.00 BBB-   1,251,906
955 4.500%, 9/01/32 9/27 at 100.00 BBB-   972,009
2,500 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019A, 5.000%, 12/01/23
No Opt. Call A+   2,546,475
1,250 Harris County Flood Control District, Texas, General Obligation Bonds,
Refunding Improvement,  Sustainability Green Series 2022A, 5.250%,
10/01/40
10/32 at 100.00 Aaa   1,464,137
800 Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle
Registration Fee Revenue Bonds, Senior Lien Series 2022A, 5.000%,
12/01/35
12/31 at 100.00 Baa2   848,824
Houston, Texas, Airport System Revenue Bonds,
Refunding & Subordinate Lien Series 2018A:
2,625 5.000%, 7/01/31, (AMT) 7/28 at 100.00 A1   2,871,330
2,000 5.000%, 7/01/35, (AMT) 7/28 at 100.00 A1   2,149,540
1,750 5.000%, 7/01/36, (AMT) 7/28 at 100.00 A1   1,868,510
Houston, Texas, Airport System Revenue Bonds,
Refunding & Subordinate Lien Series 2018C:
1,240 5.000%, 7/01/24, (AMT) No Opt. Call A1   1,273,617
1,665 5.000%, 7/01/32, (AMT) 7/28 at 100.00 AA   1,818,696

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 2,000 Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2021A, 4.000%, 7/01/40, (AMT)
7/31 at 100.00 A1   $ 1,971,100
1,400 Kerrville Health Facilities Development Corporation, Texas, Revenue
Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%,
8/15/35
8/25 at 100.00 A   1,448,314
Lake Houston Redevelopment Authority, Texas, Tax
Increment Contract Revenue Bonds, Series 2021:
350 3.000%, 9/01/38 9/31 at 100.00 BBB-   287,627
350 3.000%, 9/01/40 9/31 at 100.00 BBB-   277,648
4,220 3.000%, 9/01/44 9/31 at 100.00 BBB-   3,201,123
1,500 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds, Refunding Series 2021, 5.000%, 11/01/29, (AMT)
No Opt. Call A   1,659,300
Martin County Hospital District, Texas, General Obligation
Bonds, Refunding Series 2021:
350 4.000%, 4/01/33 4/30 at 100.00 A3   372,144
350 4.000%, 4/01/35 4/30 at 100.00 A3   365,369
Midtown Redevelopment Authority, Texas, Tax Increment
Contract Revenue, Refunding Series 2015:
500 5.000%, 1/01/24 No Opt. Call A   509,785
300 5.000%, 1/01/25 1/24 at 100.00 A   305,622
1,500 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31,
(AMT), 144A
2/23 at 104.00 BB-   1,493,025
Montgomery County Toll Road Authority, Texas, Toll Road
Revenue Bonds, Senior Lien Series 2018:
1,585 5.000%, 9/15/29 9/25 at 100.00 BBB-   1,635,039
1,060 5.000%, 9/15/31 9/25 at 100.00 BBB-   1,091,980
585 New Hope Cultural Education Facilities Finance Corporation, Texas,
Capital Improvement Revenue Bonds, CHF-Collegiate Housing
Denton, LLC - Texas Woman's University Housing Project, Series
2018A-1, 5.000%, 7/01/38 - AGM Insured
7/27 at 100.00 AA   606,844
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
NCCD - College Station Properties LLC - Texas A&M
University Project,  Series 2015A:
1,500 5.000%, 7/01/23 (7) No Opt. Call Caa2   1,275,000
750 5.000%, 7/01/30 (7) 7/25 at 100.00 Caa2   637,500
2,895 North East Regional Mobility Authority, Texas, Revenue Bonds,
Refunding Senior Lien Series 2016A, 5.000%, 1/01/29
1/26 at 100.00 A-   2,977,855
2,950 North East Regional Mobility Authority, Texas, Revenue Bonds,
Subordinate Lien Series 2016B, 5.000%, 1/01/36
1/26 at 100.00 BBB+   2,987,376
3,000 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43, (Pre-refunded
1/01/25)
1/25 at 100.00 AA-  (4) 3,225,540
1,500 North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier Series 2018, 5.000%, 1/01/31
1/28 at 100.00 A+   1,657,485
Port Freeport, Brazoria County, Texas, Revenue Bonds,
Senior Lien Series 2018:
1,050 5.000%, 6/01/34, (AMT) 6/28 at 100.00 A+   1,122,261
1,105 5.000%, 6/01/35, (AMT) 6/28 at 100.00 A+   1,172,880
320 Red River Health Facilities Development Corporation, Texas, Retirement
Facility Revenue Bonds, MRC Crossings Project, Series 2014A, 6.750%,
11/15/24, (ETM)
No Opt. Call N/R  (4) 333,299

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,500 San Antonio, Texas, Airport System Revenue Bonds, Improvement Series
2015, 5.000%, 7/01/45, (AMT)
7/25 at 100.00 A1   $ 1,520,040
5,455 San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding
Series 2017, 5.000%, 2/01/42
2/27 at 100.00 Aa2   5,756,880
1,000 San Antonio, Texas, Water System Revenue Bonds, Refunding Junior
Lien Series 2016C, 4.000%, 5/15/37
11/26 at 100.00 AA+   1,027,500
890 Southwest Higher Education Authority Inc, Texas, Revenue Bonds,
Southern Methodist University Project, Refunding Series 2017,
5.000%, 10/01/39
10/27 at 100.00 AA-   957,729
2,185 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series
2022D, 5.500%, 11/15/47
11/32 at 100.00 AA-   2,486,836
3,850 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckner Senior Living Ventana
Project, Series 2017A, 6.625%, 11/15/37
5/27 at 100.00 N/R   3,959,764
1,155 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2021A, 5.000%, 3/01/29
No Opt. Call Aaa   1,304,318
Texas Department of Housing and Community Affairs,
Single Family Mortgage Revenue Bonds, Series 2022B:
5,000 5.250%, 9/01/52 3/32 at 100.00 Aaa   5,341,700
6,000 6.000%, 3/01/53 3/32 at 104.76 Aaa   6,815,700
Texas Private Activity Bond Surface Transporation
Corporation, Senior Lien Revenue Bonds, NTE Mobility
Partners Segments 3 LLC Segments 3A & 3B Facility,
Series 2013:
3,335 7.000%, 12/31/38, (AMT) 9/23 at 100.00 Baa2   3,393,996
455 6.750%, 6/30/43, (AMT) 9/23 at 100.00 Baa2   462,007
1,750 Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed
Lanes Project, Refunding  Series 2020A, 4.000%, 6/30/35
12/30 at 100.00 Baa2   1,763,860
2,000 Texas State Technical College System, Financing System Revenue
Bonds, Improvement Series 2022A, 6.000%, 8/01/54 - AGM Insured
8/32 at 100.00 AA   2,365,660
1,200 Texas State, General Obligation Bonds, College Student Loan Series
2014, 6.000%, 8/01/25, (AMT)
8/24 at 100.00 AAA   1,258,116
Texas Transportation Commission, Central Texas Turnpike
System Revenue Bonds, Refunding Second Tier Series
2015C:
1,140 5.000%, 8/15/29 8/24 at 100.00 A-   1,175,169
3,150 5.000%, 8/15/42 8/24 at 100.00 A-   3,200,904
400 Town of Lakewood Village, Texas, Lakewood Village Public Improvement
District Improvement District No. 1 Project, Special Assessment
Revenue Bonds, Series 2022, 5.250%, 9/15/42, 144A
9/32 at 100.00 N/R   392,292
1,185 Uptown Development Authority, Houston, Texas, Tax Increment Contract
Revenue Bonds, Infrastructure Improvement Facilities, Refunding
Series 2021, 3.000%, 9/01/38
9/31 at 100.00 Baa2   976,144
1,645 Uptown Development Authority, Houston, Texas, Tax Increment Contract
Revenue Bonds, Infrastructure Improvement Facilities, Series 2017A,
5.000%, 9/01/39
9/26 at 100.00 BBB   1,674,676
800 Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, Refunding Series 2015C, 6.500%, 8/15/28
8/24 at 100.00 Aaa   847,856
118,101 Total Texas 122,669,186

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utah - 4.1%
$ 4,895 Canyons School District, Salt Lake County, Utah, General Obligation
Bonds, Series 2020, 4.000%, 6/15/31
6/30 at 100.00 Aaa   $ 5,364,822
3,545 Herber Light and Power Company, Utah, Electric Revenue Bonds, Series
2023, 5.000%, 12/15/47 - BAM Insured
12/32 at 100.00 AA   3,878,195
2,855 Holladay, Utah, Sales Tax Revenue Bonds, Series 2022, 5.000%,
11/15/42
11/32 at 100.00 AA+   3,254,300
Intermountain Power Agency, Utah, Power Supply
Revenue Bonds, Series 2022A:
4,000 5.000%, 7/01/39 7/31 at 100.00 Aa3   4,559,520
5,000 5.000%, 7/01/40 7/31 at 100.00 Aa3   5,672,200
Lehi Local Building Authority, Utah, Lease Revenue
Bonds, Series 2022:
4,490 5.250%, 6/15/47 6/32 at 100.00 AA+   5,011,738
4,060 5.500%, 6/15/49 6/32 at 100.00 AA+   4,612,201
1,255 Lehi, Utah, Sales Tax Revenue Bonds, Series 2018, 5.250%, 6/01/38 6/28 at 100.00 AA+   1,403,165
1,955 MIDA Military Installation Development Authority Golf and Equestrian
Center Public Infrastructure District, Utah, Limited Tax and Tax
Allocation Revenue Bonds, Series 2021, 4.500%, 6/01/51, 144A
12/26 at 103.00 N/R   1,531,528
1,875 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017A, 5.000%, 7/01/34, (AMT)
7/27 at 100.00 A   2,006,381
2,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018A, 5.000%, 7/01/30, (AMT)
7/28 at 100.00 A   2,188,900
5,000 University of Utah, General Revenue Bonds, Green Series 2022B,
5.000%, 8/01/41
8/32 at 100.00 AA+   5,728,750
Utah Charter School Finance Authority, Charter School
Revenue Bonds, Bridge Elementary Project, Series
2021A:
560 4.000%, 6/15/31 6/28 at 103.00 N/R   514,332
145 4.000%, 6/15/41 6/28 at 103.00 N/R   114,620
Utah Charter School Finance Authority, Charter School
Revenue Bonds, Utah Charter Academies Project, Series
2018:
500 5.000%, 10/15/29 10/27 at 100.00 AA   542,765
500 5.000%, 10/15/31 10/27 at 100.00 AA   540,360
1,190 Utah Telecommunication Open Infrastructure Agency, Utah, Revenue
Bonds, Refunding Sales Tax and Telecommunication Series 2022,
5.500%, 6/01/40
6/32 at 100.00 AA-   1,386,564
8,820 Wasatch County School District Local Building Authority, Utah, Lease
Revenue Bonds, Board of Education Series 2022, 5.500%, 6/01/47
6/32 at 100.00 Aa3   10,110,542
52,645 Total Utah 58,420,883
Vermont - 0.3%
Vermont Educational and Health Buildings Financing
Agency, Revenue Bonds, University of Vermont Medical
Center Project, Green Series 2016B:
1,270 5.000%, 12/01/37 6/26 at 100.00 A+   1,330,312
1,500 5.000%, 12/01/38 6/26 at 100.00 A+   1,568,325
1,000 Vermont Student Assistance Corporation, Education Loan Revenue
Bonds, Senior Series 2016A, 5.000%, 6/15/23, (AMT)
No Opt. Call AAA   1,006,390
3,770 Total Vermont 3,905,027

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia - 1.6%
$ 5,190 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Bond Anticipation Notes Series 2019,
5.000%, 11/01/23
No Opt. Call BBB   $ 5,266,293
1,065 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/41 - AGM Insured
7/26 at 100.00 AA   1,096,311
1,400 Fredericksburg Economic Development Authority, Virginia, Revenue
Bonds,Mary Washington Healthcare Obligated Group, Refunding
Series 2014, 5.000%, 6/15/33
6/24 at 100.00 A   1,432,732
3,000 Front Royal and Warren County Industrial Development Authority,
Virginia, Hospital Revenue Bonds, Valley Health System Obligated
Group, Series 2018, 4.000%, 1/01/50
1/25 at 103.00 A+   2,890,500
5,000 Norfolk Economic Development Authority, Virginia, Hospital Facility
Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018B,
4.000%, 11/01/48
11/28 at 100.00 AA   5,005,350
1,005 Norfolk Redevelopment and Housing Authority, Virginia, Revenue
Bonds, Fort Norfolk Retirement Community, Inc. - Harbor's Edge
Project, Refunding Series 2014, 5.375%, 1/01/35
1/25 at 100.00 N/R   980,357
475 Stafford County Economic Development Authority, Virginia, Hospital
Facilities Revenue Bonds, Mary Washington Healthcare Obligated
Group, Refunding Series 2016, 5.000%, 6/15/27
6/26 at 100.00 A   508,203
815 Virginia College Building Authority, Educational Facilities Revenue
Bonds, Washington and Lee University, Series 2001, 5.750%, 1/01/34
No Opt. Call AA   1,058,636
1,750 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/47, (AMT)
6/27 at 100.00 BBB   1,759,520
Virginia Small Business Financing Authority, Revenue
Bonds, 95 Express Lanes LLC Project, Refunding Senior
Lien Series 2022:
1,585 5.000%, 7/01/34, (AMT) 1/32 at 100.00 BBB   1,746,385
720 5.000%, 12/31/38, (AMT) 12/32 at 100.00 Baa1   774,979
810 5.000%, 6/30/39, (AMT) 12/32 at 100.00 Baa1   866,262
22,815 Total Virginia 23,385,528
Washington - 0.6%
Camas, Washington, Water and Sewer Revenue Bonds,
Series 2019:
720 5.000%, 12/01/44 12/28 at 100.00 Aa3   785,988
1,255 5.000%, 12/01/47 12/28 at 100.00 Aa3   1,364,762
1,735 Grant County Public Utility District 2, Washington, Revenue Bonds,
Priest Rapids Hydroelectric Project, Refunding Series 2014B, 5.000%,
1/01/32, (Pre-refunded 7/01/24), (AMT)
7/24 at 100.00 AA  (4) 1,784,708
1,355 Lakewood Water District, Pierce County, Washington, Water Revenue
Bonds, 2019A, 5.000%, 12/01/44, (AMT)
12/28 at 100.00 AA   1,456,828
2,550 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%,
7/01/50, (Pre-refunded 7/01/25), 144A
7/25 at 100.00 N/R  (4) 2,784,167
7,615 Total Washington 8,176,453
West Virginia - 0.1%
250 West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West
Virginia United Health System Obligated Group, Refunding Series
2016A, 4.000%, 6/01/35
6/26 at 100.00 A   252,335

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
West Virginia (continued)
$ 1,250 West Virginia Water Development Authority, Infrastructure Excess
Lottery Revenue Bonds, Chesapeake Bay/Greenbrier River Projects,
Series 2014A, 5.000%, 7/01/34
7/24 at 100.00 AAA   $ 1,288,087
1,500 Total West Virginia 1,540,422
Wisconsin - 2.2%
665 Onalaska School District, La Crosse County, Wisconsin, Bond
Anticipation Notes, Series 2023, 4.000%, 7/26/23
4/23 at 100.00 N/R   666,769
5,585 Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Renown
Regional Medical Center Project, Series 2020A, 4.000%, 6/01/45
6/30 at 100.00 A+   5,417,003
1,000 Public Finance Authority of Wisconsin, Project Revenue Bonds, CFP3 -
Eastern Michigan University Student Housing Project, Series 2022A-1,
5.250%, 7/01/36 - BAM Insured
7/32 at 100.00 AA   1,141,800
1,775 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 5.000%, 6/15/38, 144A
6/26 at 100.00 BBB-   1,796,478
1,935 University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds,
Refunding Series 2013A, 5.000%, 4/01/38, (Pre-refunded 4/01/23)
4/23 at 100.00 AA-  (4) 1,942,547
1,875 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Bellin Memorial Hospital Incorporated Series 2022A, 5.500%,
12/01/52
12/32 at 100.00 A+   2,082,112
1,935 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Bellin Memorial Hospital Incorporated Series 2022B, 5.250%,
12/01/48
12/32 at 100.00 A+   2,100,713
1,500 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47
2/27 at 100.00 A-   1,519,860
2,410 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic, Series 2016B, 5.000%, 2/15/34
2/26 at 100.00 A-   2,509,653
335 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Fort Healthcare, Series 2014, 5.000%, 5/01/25
5/24 at 100.00 A-   342,980
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Franciscan Sisters of
Christian Charity Sponsored Ministry, Series 2017A:
1,840 5.000%, 9/01/28, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R  (4) 2,049,061
700 5.000%, 9/01/29, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R  (4) 779,534
5,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A,
5.000%, 4/01/35
4/27 at 100.00 AA   5,402,950
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Hope Christian Schools
Obligated Group, Series 2021:
1,000 4.000%, 12/01/51 12/26 at 100.00 N/R   730,470
1,000 4.000%, 12/01/56 12/26 at 100.00 N/R   704,010
1,505 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Monroe Clinic Inc., Refunding Series 2016, 5.000%,
2/15/30, (Pre-refunded 8/15/25)
8/25 at 100.00 N/R  (4) 1,602,449
100 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A,
5.000%, 7/01/26
7/24 at 100.00 A   103,174
600 Wisconsin State, Clean Water Revenue Bonds, Refunding Series 2016-1,
5.000%, 6/01/29, (Pre-refunded 6/01/24)
6/24 at 100.00 N/R  (4) 620,112
30,760 Total Wisconsin 31,511,675

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wyoming - 0.1%
$ 1,000 Wyoming Municipal Power Agency, Power Supply System Revenue
Bonds, Refunding Series 2017A, 5.000%, 1/01/34, (Pre-refunded
1/01/27) - BAM Insured
1/27 at 100.00 N/R  (4) $ 1,099,460
1,000 Total Wyoming 1,099,460
$ 1,308,698 Total Long-Term Investments (cost $1,375,667,990) 1,379,052,095
Floating Rate Obligations - (0.6)% (8,090,000)
Other Assets & Liabilities, Net -   3.5% 49,948,993
Net Assets - 100% $ 1,420,911,088
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements

Nuveen Core Impact Bond Managed Accounts
Portfolio
Portfolio of Investments January 31, 2023
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 99.5%
X 4,793,689 CORPORATE BONDS - 53.9%
X 4,793,689
Banks - 6.4%
$ 200 ABN AMRO Bank NV, 144A 2.470% 12/13/29 A $ 168,875
200 Bank Hapoalim BM, 144A , Reg S 3.255% 1/21/32 BBB 176,126
250 BPCE SA, 144A 2.045% 10/19/27 A+ 221,209
650 Total Banks 566,210
Beverages - 2.2%
250 PepsiCo Inc 2.875% 10/15/49 A+ 192,188
250 Total Beverages 192,188
Chemicals - 2.6%
250 LG Chem Ltd, 144A 3.625% 4/15/29 A3 233,434
250 Total Chemicals 233,434
Commercial Services & Supplies - 2.9%
100 Massachusetts Higher Education Assistance Corp 2.673% 7/01/31 Aa3 84,975
250 Rockefeller Foundation 2.492% 10/01/50 AAA 169,604
350 Total Commercial Services & Supplies 254,579
Diversified Consumer Services - 0.8%
100 Bush Foundation 2.754% 10/01/50 Aaa 69,831
100 Total Diversified Consumer Services 69,831
Diversified Financial Services - 2.6%
250 WLB Asset II B Pte Ltd, 144A 3.950% 12/10/24 N/R 236,271
250 Total Diversified Financial Services 236,271
Diversified Telecommunication Services - 2.1%
250 Verizon Communications Inc (3) 2.850% 9/03/41 A- 185,116
250 Total Diversified Telecommunication Services 185,116
Electric Utilities - 14.9%
200 Duke Energy Progress LLC 4.000% 4/01/52 Aa3 170,899
250 MidAmerican Energy Co 3.150% 4/15/50 Aa2 191,169
125 PacifiCorp 5.350% 12/01/53 A+ 133,498
120 PacifiCorp 2.900% 6/15/52 A+ 85,687
200 Southern California Edison Co 3.650% 6/01/51 A- 157,575
200 Southwestern Electric Power Co 3.250% 11/01/51 A- 141,617
250 Southwestern Public Service Co 3.750% 6/15/49 A 203,400
150 Southwestern Public Service Co 3.150% 5/01/50 A 112,521
132 Topaz Solar Farms LLC, 144A 5.750% 9/30/39 BB 126,831
1,627 Total Electric Utilities 1,323,197
Equity Real Estate Investment Trusts - 5.0%
125 HAT Holdings I LLC / HAT Holdings II LLC, 144A 3.750% 9/15/30 Baa3 95,535
200 Host Hotels & Resorts LP 2.900% 12/15/31 BBB- 159,405
200 Regency Centers LP 3.750% 6/15/24 BBB+ 194,656
525 Total Equity Real Estate Investment Trusts 449,596
Hotels, Restaurants & Leisure - 2.0%
200 Starbucks Corp 4.450% 8/15/49 BBB+ 182,774
200 Total Hotels, Restaurants & Leisure 182,774

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Independent Power And Renewable Electricity Producers - 2.3%
$ 200 Atlantica Sustainable Infrastructure PLC, 144A 4.125% 6/15/28 BB+ $ 178,000
25 TransAlta Corp 7.750% 11/15/29 BB+ 25,708
225 Total Independent Power And Renewable Electricity Producers 203,708
Independent Power Producers & Energy Traders - 3.4%
195 Sweihan PV Power Co PJSC2022 1, 144A 3.625% 1/31/49 BBB+ 162,448
184 UEP Penonome II SA2020 1, 144A 6.500% 10/01/38 BB 137,971
379 Total Independent Power Producers & Energy Traders 300,419
Oil, Gas & Consumable Fuels - 0.9%
100 TotalEnergies Capital International SA 3.127% 5/29/50 A+ 76,377
100 Total Oil, Gas & Consumable Fuels 76,377
Semiconductors & Semiconductor Equipment - 4.4%
250 NXP BV / NXP Funding LLC / NXP USA Inc 3.400% 5/01/30 BBB 223,722
225 SK Hynix Inc, 144A 2.375% 1/19/31 Baa2 170,512
475 Total Semiconductors & Semiconductor Equipment 394,234
Software - 1.4%
150 Autodesk Inc 2.400% 12/15/31 A3 125,755
150 Total Software 125,755
$ 5,781 Total Corporate Bonds (cost $5,850,633) 4,793,689
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
2673762 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 30.1%
X 2,673,762
2 Banc of America Mortgage 2004-K Trust 2004 K 3.931% 12/25/34 N/R $ 1,566
250 BFLD Trust 2020-EYP , 144A (1-Month LIBOR reference
rate + 2.100% spread) 2020 EYP (4)
6.559% 10/15/35 A- 224,772
250 Century Plaza Towers 2019-CPT , 144A 2019 CPT 2.997% 11/13/39 N/R 173,497
100 DBUBS 2017-BRBK Mortgage Trust , 144A 2017 BRBK 3.452% 10/10/34 AAA 94,627
24 Fannie Mae Pool FN MA4785 , (WI/DD, Settling 2/13/23) 5.000% 10/01/52 N/R 24,511
15 Fannie Mae Pool FN MA4567 2022 2022 2.000% 3/01/37 N/R 13,317
71 Fannie Mae Pool FN MA4733 4.500% 9/01/52 N/R 70,122
8 Fannie Mae Pool FN MA4518 3.000% 1/01/37 N/R 7,671
5 Fannie Mae Pool FN CA6414 3.000% 7/01/50 N/R 4,268
5 Fannie Mae Pool FN MA4570 2.000% 3/01/42 N/R 4,095
26 Fannie Mae Pool FN MA4644 2022 1 4.000% 5/01/52 N/R 24,852
3 Fannie Mae Pool FN BT0267 3.000% 9/01/51 N/R 2,494
49 Fannie Mae Pool FN MA4732 4.000% 9/01/52 N/R 47,238
1 Fannie Mae Pool FN CB3149 2.000% 3/01/52 N/R 798
2 Fannie Mae Pool FN BU8837 5.000% 5/01/52 N/R 2,526
7 Fannie Mae Pool FN MA4709 5.000% 7/01/52 N/R 6,660
7 Freddie Mac Gold Pool FG G08760 3.000% 4/01/47 N/R 6,611
139 Freddie Mac Multifamily Structured Pass Through
Certificates 2020 Q014
1.555% 1/25/36 N/R 115,747
4 Freddie Mac Pool FR QD1349 3.500% 11/01/51 Aaa 4,304
5 Ginnie Mae II Pool G2 BX3679 3.000% 8/20/50 N/R 4,473
19 Ginnie Mae II Pool G2 BY0325 2.500% 10/20/50 N/R 16,638
1 Ginnie Mae II Pool G2 BY0331 3.000% 10/20/50 N/R 869
3 Ginnie Mae II Pool G2 BY0339 3.500% 8/20/50 N/R 2,464
3 Ginnie Mae II Pool G2 BX3681 3.000% 8/20/50 N/R 2,633
1 Ginnie Mae II Pool G2 BY0330 3.000% 10/20/50 N/R 623
6 Ginnie Mae II Pool G2 BX3680 3.000% 8/20/50 N/R 5,780
2 Ginnie Mae II Pool G2 BY0340 3.500% 8/20/50 N/R 2,369
3 Ginnie Mae II Pool G2 BY0338 3.500% 8/20/50 N/R 2,880
32 Ginnie Mae II Pool G2 MA8043 , (WI/DD, Settling
2/21/23)
3.000% 5/20/52 N/R 29,311
54 Ginnie Mae II Pool G2 MA7589 2.500% 9/20/51 N/R 48,765

Nuveen Core Impact Bond Managed Accounts Portfolio
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
2673762 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 30 Ginnie Mae II Pool G2 MA8268 , (WI/DD, Settling
2/21/23)
4.500% 9/20/52 N/R $ 29,518
25 Ginnie Mae II Pool G2 MA8489 4.500% 12/20/52 N/R 24,777
54 Ginnie Mae II Pool G2 MA8267 , (WI/DD, Settling
2/21/23)
4.000% 9/20/52 N/R 52,897
30 Ginnie Mae II Pool G2 MA8269 , (WI/DD, Settling
2/21/23)
5.000% 9/20/52 N/R 29,919
57 Ginnie Mae II Pool G2 MA8149 , (WI/DD, Settling
2/21/23)
3.500% 7/20/52 N/R 53,885
81 GoodLeap Sustainable Home Solutions Trust 2021-3 ,
144A 2021 3CS
2.100% 5/20/48 N/R 64,680
135 GoodLeap Sustainable Home Solutions Trust 2021-4 ,
144A 2021 4GS
2.360% 7/20/48 BBB 98,827
235 Hudson Yards 2019-30HY Mortgage Trust , 144A 2019
30HY
3.228% 7/10/39 AAA 211,486
152 Loanpal Solar Loan 2021-2 Ltd , 144A 2021 2GS 2.220% 3/20/48 N/R 118,538
143 Mosaic Solar Loan Trust 2020-2 , 144A 2020 2A 1.440% 8/20/46 N/R 121,785
160 Mosaic Solar Loan Trust 2021-3 , 144A 2021 3A 1.920% 6/20/52 N/R 124,579
250 Natixis Commercial Mortgage Securities Trust 2019-MILE
, 144A (1-Month LIBOR reference rate + 1.579% spread)
2019 MILE (4)
6.058% 7/15/36 N/R 240,929
150 One Market Plaza Trust 2017-1MKT , 144A 2017 1MKT 3.845% 2/10/32 AA- 139,298
63 Vivint Solar Financing V LLC , 144A 2018 1A 7.370% 4/30/48 N/R 59,004
223 Vivint Solar Financing VII LLC , 144A 2020 1A 2.210% 7/31/51 N/R 175,836
200 VNDO Trust 2016-350P , 144A 2016 350P 3.903% 1/10/35 AA- 181,323
$ 3,085 Total Asset-Backed and Mortgage-Backed Securities (cost $3,092,161) 2,673,762
Principal
Amount (000) Description (1)
Optional Call
Provisions (5) Ratings (2) Value
X 980,819 MUNICIPAL BONDS - 11.0%
X 980,819
Alaska - 1.7%
$ 150 Port Lions, Alaska, Revenue Bonds, Kodiak Area Native Association
Project, Taxable Series 2022, 7.500%, 10/01/52
10/32 at 100.00 A+   $ 155,619
150 Total Alaska 155,619
California - 5.3%
200 Los Angeles Department of Airports, California, Customer Facility
Charge Revenue Bonds, Los Angeles International Airport,
Consolidated Rental Car Facility Project, Taxable Green Series 2022A,
4.242%, 5/15/48 - AGM Insured
5/32 at 100.00 AA   176,584
185 San Francisco City and County Public Utilities Commission, California,
Power Revenue Bonds, Taxable Refunding Series 2020E, 2.825%,
11/01/41
11/30 at 100.00 Aa2   145,069
200 San Francisco City and County, California, Series 2021, 2.684%, 6/15/40 6/31 at 100.00 AAA   148,882
585 Total California 470,535
Massachusetts - 1.7%
170 Massachusetts Clean Energy Cooperative Corp, 2.020%, 7/01/28 No Opt. Call AA-   149,840
170 Total Massachusetts 149,840
Michigan - 2.3%
250 Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue
Bonds, Taxable Refunding Senior Lien Series 2020A, 3.056%, 7/01/39
No Opt. Call AA-   204,825
250 Total Michigan 204,825
$ 1,155 Total Municipal Bonds (cost $1,108,561) 980,819

Principal
Amount (000) (6) Description (1) Coupon Maturity Ratings (2) Value
X 233,280 EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS - 2.6%
X 233,280
Canada - 2.6%
$ 250 OMERS Finance Trust , 144A 3.500% 4/19/32 AAA $ 233,280
Total Canada 233,280
Total Emerging Market Debt And Foreign Corporate Bonds (cost $232,094) 233,280
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 165,975 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.9%
X 165,975
$ 100 United States Treasury Note/Bond 300.000% 8/15/52 Aaa $ 88,484
50 United States Treasury Note/Bond 412.500% 11/15/32 Aaa 52,602
25 United States Treasury Note/Bond 337.500% 1/31/28 Aaa 24,889
$ 175 Total U.S. Government and Agency Obligations (cost $163,838) 165,975
Total Long-Term Investments (cost $10,447,287) 8,847,525
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   2.2%
X 191,976 MONEY MARKET FUNDS - 2.2%
X 191,976
191,976 State Street Navigator Securities Lending Government
Money Market Portfolio (7)
4.350%(8) $ 191,976
Total Investments Purchased with Collateral from Securities Lending (cost $191,976) 191,976
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
SHORT-TERM INVESTMENTS -  2.3%
205,000 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.3%
205,000
$ 205 Federal Home Loan Bank Discount Notes 0.000% 2/01/23 N/R $ 205,000
$ 205 Total U.S. Government and Agency Obligations (cost $205,000) 205,000
Total Short-Term Investments (cost $205,000) 205,000
Total Investments (cost $ 10,844,263 ) - 104 .0% 9,244,501
Other Assets & Liabilities, Net -   (4.0)% (351,626)
Net Assets - 100% $ 8,892,875
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $185,116.
(4) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(5) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(6) Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(7) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(8) The rate shown is the one-day yield as of the end of the reporting period.

Nuveen Core Impact Bond Managed Accounts Portfolio
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements

Nuveen Emerging Markets Debt Managed
Accounts Portfolio
Portfolio of Investments January 31, 2023
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 97.9%
X 13,594,425 CORPORATE BONDS - 50.2%
X 13,594,425
Brazil - 4.6%
$ 200 Arcos Dorados BV, 144A 6.125% 5/27/29 Ba2 $ 196,360
200 Banco BTG Pactual SA/Cayman Islands, 144A 2.750% 1/11/26 BB- 182,200
120 Brazil Minas SPE via State of Minas Gerais, 144A 5.333% 2/15/28 BB- 117,300
200 Embraer Netherlands Finance BV, 144A 6.950% 1/17/28 BB 206,000
200 Klabin Austria GmbH, 144A 5.750% 4/03/29 BB+ 200,258
225 Rumo Luxembourg Sarl, 144A 4.200% 1/18/32 Ba2 186,469
200 Suzano Austria GmbH 2.500% 9/15/28 BBB- 170,750
1,345 Total Brazil 1,259,337
Chile - 4.6%
200 Antofagasta PLC, 144A 5.625% 5/13/32 BBB 200,600
200 Banco del Estado de Chile, 144A 2.704% 1/09/25 A 191,089
200 Cia Cervecerias Unidas SA, 144A 3.350% 1/19/32 BBB 173,000
200 Corp Nacional del Cobre de Chile, 144A 3.000% 9/30/29 A3 179,049
200 Corp Nacional del Cobre de Chile, 144A 3.700% 1/30/50 A3 154,274
200 Enel Chile SA 4.875% 6/12/28 BBB 196,702
200 Inversiones CMPC SA, 144A 3.000% 4/06/31 BBB- 173,201
1,400 Total Chile 1,267,915
China - 1.3%
200 Lenovo Group Ltd, 144A 3.421% 11/02/30 BBB- 170,441
225 Prosus NV, 144A 4.193% 1/19/32 Baa3 193,414
425 Total China 363,855
Colombia - 1.4%
200 Bancolombia SA 3.000% 1/29/25 BB+ 189,734
200 Ecopetrol SA 5.375% 6/26/26 BB+ 193,260
400 Total Colombia 382,994
Costa Rica - 0.7%
200 Instituto Costarricense de Electricidad, 144A 6.750% 10/07/31 B 192,890
200 Total Costa Rica 192,890
Dominican Republic - 0.7%
200 AES Andres BV, 144A 5.700% 5/04/28 BB- 176,098
200 Total Dominican Republic 176,098
Guatemala - 0.6%
200 Millicom International Cellular SA, 144A 4.500% 4/27/31 Ba2 169,300
200 Total Guatemala 169,300
Hong Kong - 0.7%
200 AIA Group Ltd, 144A 3.600% 4/09/29 A+ 187,689
200 Total Hong Kong 187,689
India - 4.2%
225 Bharti Airtel Ltd, 144A 3.250% 6/03/31 BBB- 193,740
200 Export-Import Bank of India, 144A 3.250% 1/15/30 BBB- 176,996
191 Greenko Dutch BV , Reg S 3.850% 3/29/26 Ba2 170,574
200 ICICI Bank Ltd/Dubai, 144A 3.800% 12/14/27 BBB- 188,542
250 Indian Railway Finance Corp Ltd, 144A 3.249% 2/13/30 BBB- 218,545

Nuveen Emerging Markets Debt Managed Accounts Portfolio
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
India (continued)
$ 200 REC Ltd , Reg S 4.625% 3/22/28 Baa3 $ 190,647
1,266 Total India 1,139,044
Indonesia - 4.4%
200 Bank Mandiri Persero Tbk PT , Reg S 3.750% 4/11/24 BBB- 196,658
200 Freeport Indonesia PT, 144A 4.763% 4/14/27 Baa3 194,586
200 Indonesia Asahan Aluminium Persero PT, 144A 6.530% 11/15/28 BBB- 209,276
200 Pertamina Persero PT, 144A 3.650% 7/30/29 Baa2 184,528
200 Pertamina Persero PT, 144A 6.500% 5/27/41 BBB 209,040
200 Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara, 144A
5.450% 5/21/28 Baa2 201,960
1,200 Total Indonesia 1,196,048
Israel - 2.2%
200 Bank Leumi Le-Israel BM, 144A 5.125% 7/27/27 A 199,943
225 Energean Israel Finance Ltd, 144A 5.375% 3/30/28 BB- 207,012
200 Israel Electric Corp Ltd, 144A 3.750% 2/22/32 BBB+ 178,047
625 Total Israel 585,002
Kazakhstan - 1.5%
200 Development Bank of Kazakhstan JSC, 144A 5.750% 5/12/25 Baa2 200,250
250 KazTransGas JSC, 144A 4.375% 9/26/27 BBB- 228,750
450 Total Kazakhstan 429,000
Kuwait - 0.7%
200 NBK SPC Ltd, 144A 1.625% 9/15/27 A1 178,500
200 Total Kuwait 178,500
Malaysia - 2.1%
225 Misc Capital Two Labuan Ltd, 144A 3.750% 4/06/27 BBB 208,078
200 Petronas Capital Ltd, 144A 4.800% 4/21/60 A- 192,090
200 Petronas Capital Ltd, 144A 2.480% 1/28/32 A- 169,190
625 Total Malaysia 569,358
Mexico - 7.2%
200 Alpek SAB de CV, 144A 3.250% 2/25/31 BBB- 167,626
200 Banco Nacional de Comercio Exterior SNC/Cayman
Islands, 144A
2.720% 8/11/31 BB 169,565
200 Banco Santander Mexico SA Institucion de Banca
Multiple Grupo Financiero Santand, 144A
5.375% 4/17/25 Baa1 200,440
200 Becle SAB de CV, 144A 2.500% 10/14/31 BBB 159,961
225 Cemex SAB de CV, 144A 3.875% 7/11/31 BB+ 189,711
200 Comision Federal de Electricidad, 144A 4.688% 5/15/29 BBB- 184,250
300 Mexico City Airport Trust, 144A 5.500% 10/31/46 Baa3 243,753
200 Orbia Advance Corp SAB de CV, 144A 1.875% 5/11/26 BBB- 177,061
150 Petroleos Mexicanos 4.500% 1/23/26 B1 139,912
100 Petroleos Mexicanos 5.350% 2/12/28 B1 87,182
225 Sigma Alimentos SA de CV, 144A 4.125% 5/02/26 BBB- 218,248
2,200 Total Mexico 1,937,709
Morocco - 0.7%
225 OCP SA, 144A 3.750% 6/23/31 BB+ 189,709
225 Total Morocco 189,709
Oman - 0.8%
225 OQ SAOC, 144A 5.125% 5/06/28 BB 216,263
225 Total Oman 216,263

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Panama - 0.6%
$ 200 Aeropuerto Internacional de Tocumen SA, 144A 4.000% 8/11/41 BBB $ 166,025
200 Total Panama 166,025
Peru - 1.4%
250 Fondo MIVIVIENDA SA, 144A 4.625% 4/12/27 BBB 242,722
200 Petroleos del Peru SA, 144A 5.625% 6/19/47 BB 133,428
450 Total Peru 376,150
Qatar - 1.4%
250 QatarEnergy, 144A 3.300% 7/12/51 Aa3 190,550
200 QNB Finance Ltd , Reg S 2.750% 2/12/27 A 186,477
450 Total Qatar 377,027
Saudi Arabia - 0.8%
250 Saudi Arabian Oil Co, 144A 2.250% 11/24/30 A 211,657
250 Total Saudi Arabia 211,657
South Africa - 1.6%
200 AngloGold Ashanti Holdings PLC 3.375% 11/01/28 BB+ 179,738
250 Transnet SOC Ltd, 144A 8.250% 2/06/28 N/R 250,625
450 Total South Africa 430,363
South Korea - 1.5%
300 Export-Import Bank of Korea 2.500% 6/29/41 AA- 216,183
200 Shinhan Bank Co Ltd, 144A 4.375% 4/13/32 BBB+ 182,980
500 Total South Korea 399,163
Thailand - 0.8%
250 PTTEP Treasury Center Co Ltd, 144A 2.993% 1/15/30 Baa1 221,575
250 Total Thailand 221,575
Turkey - 0.7%
200 Turkiye Sise ve Cam Fabrikalari AS, 144A 6.950% 3/14/26 B3 194,274
200 Total Turkey 194,274
United Arab Emirates - 3.0%
250 Abu Dhabi Crude Oil Pipeline LLC, 144A 4.600% 11/02/47 AA 237,597
200 DAE Funding LLC, 144A 3.375% 3/20/28 Baa3 180,952
200 DP World Ltd/United Arab Emirates, 144A 5.625% 9/25/48 BBB- 199,363
185 Galaxy Pipeline Assets Bidco Ltd, 144A 2.160% 3/31/34 Aa2 159,568
835 Total United Arab Emirates 777,480
$ 14,971 Total Corporate Bonds (cost $12,771,919) 13,594,425
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 12,740,225 SOVEREIGN DEBT - 47.0%
X 12,740,225
Angola - 1.0%
$ 300 Angolan Government International Bond , 144A 8.750% 4/14/32 B- $ 277,101
Total Angola 277,101
Bermuda - 0.9%
300 Bermuda Government International Bond , 144A 2.375% 8/20/30 A2 256,500
Total Bermuda 256,500
Brazil - 0.6%
200 Brazilian Government International Bond 3.875% 6/12/30 BB- 176,902
Total Brazil 176,902

Nuveen Emerging Markets Debt Managed Accounts Portfolio
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Chile - 1.6%
$ 550 Chile Government International Bond 2.550% 7/27/33 A- $ 447,920
Total Chile 447,920
Colombia - 2.1%
200 Colombia Government International Bond 8.000% 4/20/33 BB+ 204,819
200 Colombia Government International Bond , (WI/DD,
Settling 2/02/23)
7.500% 2/02/34 BB+ 197,641
200 Colombia Government International Bond 3.000% 1/30/30 BB+ 155,725
Total Colombia 558,185
Costa Rica - 0.7%
200 Costa Rica Government International Bond , 144A 6.125% 2/19/31 B 196,400
Total Costa Rica 196,400
Cote d'Ivoire - 0.6%
179 Ivory Coast Government International Bond , 144A 2032
144A
5.750% 12/31/32 BB- 164,560
Total Cote d'Ivoire 164,560
Dominican Republic - 1.0%
300 Dominican Republic International Bond , 144A 5.500% 2/22/29 Ba3 282,200
Total Dominican Republic 282,200
Ecuador - 0.7%
300 Ecuador Government International Bond , 144A 5.000% 7/31/30 B- 199,117
Total Ecuador 199,117
Egypt - 0.8%
250 Egypt Government International Bond , 144A 7.600% 3/01/29 B 206,268
Total Egypt 206,268
Hungary - 1.5%
200 Hungary Government International Bond , 144A 6.250% 9/22/32 BBB- 206,762
200 Hungary Government International Bond , 144A 5.250% 6/16/29 BBB- 196,800
Total Hungary 403,562
Indonesia - 3.2%
350 Indonesia Government International Bond 4.650% 9/20/32 BBB 348,320
550 Indonesia Government International Bond 3.500% 1/11/28 BBB 526,350
Total Indonesia 874,670
Israel - 1.0%
300 Israel Government International Bond 2.750% 7/03/30 A1 272,551
Total Israel 272,551
Kenya - 0.7%
225 Republic of Kenya Government International Bond , 144A 8.000% 5/22/32 B 195,485
Total Kenya 195,485
Mexico - 3.0%
250 Mexico Government International Bond 4.280% 8/14/41 BBB- 204,967
700 Mexico Government International Bond 3.500% 2/12/34 BBB- 588,253
Total Mexico 793,220
Morocco - 0.9%
300 Morocco Government International Bond , 144A 3.000% 12/15/32 BB+ 239,625
Total Morocco 239,625
Oman - 1.0%
250 Oman Government International Bond , 144A 6.250% 1/25/31 Ba3 258,730
Total Oman 258,730

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Panama - 2.2%
$ 700 Panama Government International Bond 3.298% 1/19/33 BBB- $ 583,937
Total Panama 583,937
Peru - 1.8%
575 Peruvian Government International Bond 2.783% 1/23/31 BBB 486,698
Total Peru 486,698
Philippines - 2.7%
200 Philippine Government International Bond 4.625% 7/17/28 Baa2 201,726
675 Philippine Government International Bond 1.950% 1/06/32 Baa2 549,550
Total Philippines 751,276
Poland - 1.7%
200 Republic of Poland Government International Bond 5.500% 11/16/27 A- 207,216
250 Republic of Poland Government International Bond 3.250% 4/06/26 A- 240,973
Total Poland 448,189
Qatar - 1.1%
300 Qatar Government International Bond , 144A 3.750% 4/16/30 Aa3 294,001
Total Qatar 294,001
Republic of Serbia - 0.7%
250 Serbia International Bond , 144A 2.125% 12/01/30 Ba2 190,125
Total Republic of Serbia 190,125
Romania - 2.0%
200 Romanian Government International Bond , 144A 7.125% 1/17/33 BBB- 211,000
326 Romanian Government International Bond , 144A 5.250% 11/25/27 BBB- 320,393
Total Romania 531,393
Saudi Arabia - 3.6%
250 Saudi Government International Bond , 144A 4.500% 10/26/46 A 223,709
325 Saudi Government International Bond , 144A 2.250% 2/02/33 A 265,837
500 Saudi Government International Bond , 144A 3.625% 3/04/28 A 483,600
Total Saudi Arabia 973,146
South Africa - 2.4%
225 Republic of South Africa Government International Bond 5.375% 7/24/44 BB- 174,656
275 Republic of South Africa Government International Bond 5.875% 4/20/32 BB- 255,062
250 Republic of South Africa Government International Bond 4.300% 10/12/28 BB- 227,375
Total South Africa 657,093
Supranational - 1.3%
400 Banque Ouest Africaine de Developpement , 144A 4.700% 10/22/31 BBB 353,000
Total Supranational 353,000
Turkey - 0.7%
200 Turkey Government International Bond 6.000% 3/25/27 B3 181,200
Total Turkey 181,200
United Arab Emirates - 2.7%
425 Abu Dhabi Government International Bond , 144A 3.125% 9/30/49 AA 320,475
425 Abu Dhabi Government International Bond , 144A 3.125% 5/03/26 AA 412,007
Total United Arab Emirates 732,482
Uruguay - 2.0%
550 Uruguay Government International Bond 4.375% 1/23/31 BBB- 548,376
Total Uruguay 548,376

Nuveen Emerging Markets Debt Managed Accounts Portfolio
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Uzbekistan - 0.8%
$ 250 Republic of Uzbekistan International Bond , 144A 3.700% 11/25/30 BB- $ 206,313
Total Uzbekistan 206,313
Total Sovereign Debt (cost $11,947,585) 12,740,225
Principal
Amount (000) Description (1) ,(3) Coupon Maturity Ratings (2) Value
X 179,900 CONTINGENT CAPITAL SECURITIES - 0.7%
X 179,900
Israel - 0.7%
$ 200 Mizrahi Tefahot Bank Ltd, 144A , Reg S 3.077% 4/07/31 BBB- $ 179,900
200 Total Israel 179,900
$ 200 Total Contingent Capital Securities (cost $169,625) 179,900
Total Long-Term Investments (cost $24,889,129) 26,514,550
Other Assets & Liabilities, Net -   2.1% 561,175
Net Assets - 100% $ 27,075,725
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(3) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements

Nuveen High Yield Managed Accounts Portfolio
Portfolio of Investments January 31, 2023
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 94.2%
X 14,748,805 CORPORATE BONDS - 94.2%
X 14,748,805
Aerospace & Defense - 1.3%
$ 95 Maxar Technologies Inc, 144A 7.750% 6/15/27 B2 $ 99,332
110 TransDigm Inc 7.500% 3/15/27 B- 110,856
205 Total Aerospace & Defense 210,188
Air Freight & Logistics - 0.7%
115 Cargo Aircraft Management Inc, 144A 4.750% 2/01/28 BB 103,883
115 Total Air Freight & Logistics 103,883
Airlines - 1.8%
65 Allegiant Travel Co, 144A 7.250% 8/15/27 BB- 63,545
115 American Airlines Inc/AAdvantage Loyalty IP Ltd2021
CORP, 144A
5.500% 4/20/26 Ba2 112,737
105 United Airlines Inc, 144A 4.375% 4/15/26 BB- 99,680
285 Total Airlines 275,962
Auto Components - 1.3%
115 Dana Inc 4.500% 2/15/32 B1 97,004
125 Goodyear Tire & Rubber Co 5.000% 7/15/29 BB- 110,116
240 Total Auto Components 207,120
Automobiles - 2.6%
440 Ford Motor Credit Co LLC 4.950% 5/28/27 Ba2 399,700
440 Total Automobiles 399,700
Beverages - 1.2%
170 Primo Water Holdings Inc, 144A 4.375% 4/30/29 B 148,281
50 Triton Water Holdings Inc, 144A 6.250% 4/01/29 CCC+ 39,688
220 Total Beverages 187,969
Capital Markets - 2.6%
130 Compass Group Diversified Holdings LLC, 144A 5.250% 4/15/29 B+ 116,971
115 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.250% 5/15/27 Ba3 107,076
115 LPL Holdings Inc, 144A 4.625% 11/15/27 BB 109,439
80 NFP Corp, 144A 4.875% 8/15/28 N/R 69,818
440 Total Capital Markets 403,304
Chemicals - 5.4%
80 ASP Unifrax Holdings Inc, 144A 5.250% 9/30/28 B- 68,543
130 Avient Corp, 144A 7.125% 8/01/30 BB- 130,968
25 Calumet Specialty Products Partners LP / Calumet
Finance Corp, 144A
11.000% 4/15/25 Caa1 26,190
200 Celanese US Holdings LLC 6.050% 3/15/25 BBB- 201,536
115 EverArc Escrow Sarl, 144A 5.000% 10/30/29 B2 94,300
65 Olin Corp 5.625% 8/01/29 BB+ 63,254
65 Olin Corp 5.125% 9/15/27 BB+ 63,055
115 Trinseo Materials Operating SCA / Trinseo Materials
Finance Inc, 144A
5.375% 9/01/25 B- 100,625
115 Tronox Inc, 144A 4.625% 3/15/29 B1 98,325
910 Total Chemicals 846,796

Nuveen High Yield Managed Accounts Portfolio
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000)   Description (1) Coupon
Commercial Services & Supplies - 4.6%
130 ADT Security Corp/The, 144A 4.125% 8/01/29 BB- $ 115,733
115 Allied Universal Holdco LLC / Allied Universal Finance
Corp, 144A
6.625% 7/15/26 B 110,716
115 Garda World Security Corp, 144A 4.625% 2/15/27 B 104,663
140 GFL Environmental Inc, 144A 3.500% 9/01/28 BB- 124,834
120 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 B- 113,808
95 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
3.375% 8/31/27 BB- 84,298
60 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.750% 4/15/26 BB- 58,802
775 Total Commercial Services & Supplies 712,854
Construction & Engineering - 0.2%
35 Standard Industries Inc/NJ, 144A 5.000% 2/15/27 B1 33,167
35 Total Construction & Engineering 33,167
Construction Materials - 0.8%
130 Gates Global LLC / Gates Corp, 144A 6.250% 1/15/26 B3 128,029
130 Total Construction Materials 128,029
Consumer Finance - 2.9%
100 Ally Financial Inc 7.100% 11/15/27 BBB- 105,536
90 Navient Corp 6.750% 6/25/25 B+ 89,792
90 Navient Corp 4.875% 3/15/28 B+ 79,534
210 OneMain Finance Corp 3.500% 1/15/27 BB 182,640
490 Total Consumer Finance 457,502
Containers & Packaging - 2.6%
95 Ball Corp 6.875% 3/15/28 BB+ 97,978
115 LABL Inc, 144A 6.750% 7/15/26 B- 111,481
55 Mauser Packaging Solutions Holding Co, (WI/DD, Settling
2/10/23), 144A
7.875% 8/15/26 B 55,481
115 Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen
Group Issuer LLC, 144A
4.375% 9/30/28 B+ 102,211
40 Sealed Air Corp, 144A 6.125% 2/01/28 Ba2 40,356
420 Total Containers & Packaging 407,507
Diversified Telecommunication Services - 0.6%
105 Frontier Communications Holdings LLC, 144A 5.875% 10/15/27 B3 100,267
105 Total Diversified Telecommunication Services 100,267
Electrical Equipment - 0.5%
25 Regal Rexnord Corp, 144A 6.050% 4/15/28 BB+ 25,380
25 Regal Rexnord Corp, 144A 6.050% 2/15/26 BB+ 25,406
25 Regal Rexnord Corp, 144A 6.300% 2/15/30 BB+ 25,492
10 Regal Rexnord Corp, 144A 6.400% 4/15/33 BB+ 10,253
85 Total Electrical Equipment 86,531
Electronic Equipment, Instruments & Components - 0.6%
100 Imola Merger Corp, 144A 4.750% 5/15/29 B1 87,000
100 Total Electronic Equipment, Instruments & Components 87,000
Energy Equipment & Services - 1.8%
130 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.250% 4/01/28 B2 123,500
20 Transocean Inc, 144A 8.750% 2/15/30 B- 20,620
15 Transocean Titan Financing Ltd, 144A 8.375% 2/01/28 B- 15,566

Principal
Amount (000)   Description (1) Coupon
Energy Equipment & Services (continued)
130 USA Compression Partners LP / USA Compression
Finance Corp
6.875% 4/01/26 B3 $ 127,588
295 Total Energy Equipment & Services 287,274
Entertainment - 0.8%
55 Live Nation Entertainment Inc, 144A 6.500% 5/15/27 B1 55,305
75 Univision Communications Inc, 144A 4.500% 5/01/29 B+ 64,531
130 Total Entertainment 119,836
Equity Real Estate Investment Trusts - 1.5%
115 Iron Mountain Inc, 144A 4.875% 9/15/27 BB- 108,277
95 RLJ Lodging Trust LP, 144A 4.000% 9/15/29 BB- 79,676
65 SBA Communications Corp 3.125% 2/01/29 B1 55,067
275 Total Equity Real Estate Investment Trusts 243,020
Food & Staples Retailing - 1.3%
110 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
3.500% 3/15/29 Ba3 94,875
115 Performance Food Group Inc, 144A 4.250% 8/01/29 B2 102,609
225 Total Food & Staples Retailing 197,484
Food Products - 1.0%
50 Chobani LLC / Chobani Finance Corp Inc, 144A 4.625% 11/15/28 B- 45,625
115 Darling Ingredients Inc, 144A 6.000% 6/15/30 Ba2 114,425
165 Total Food Products 160,050
Gas Utilities - 1.7%
115 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 B 105,800
115 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 B 95,738
80 Superior Plus LP / Superior General Partner Inc, 144A 4.500% 3/15/29 BB- 70,700
310 Total Gas Utilities 272,238
Health Care Equipment & Supplies - 1.2%
80 Embecta Corp, 144A 6.750% 2/15/30 B+ 71,983
130 Mozart Debt Merger Sub Inc, 144A 3.875% 4/01/29 B+ 111,152
210 Total Health Care Equipment & Supplies 183,135
Health Care Providers & Services - 4.2%
125 CHS/Community Health Systems Inc, 144A 5.250% 5/15/30 B 100,865
95 DaVita Inc, 144A 4.625% 6/01/30 B+ 80,038
95 Encompass Health Corp 4.500% 2/01/28 B+ 88,678
80 Owens & Minor Inc, 144A 6.625% 4/01/30 B 70,744
195 Tenet Healthcare Corp 4.250% 6/01/29 B1 173,629
170 Tenet Healthcare Corp 4.375% 1/15/30 B1 151,118
760 Total Health Care Providers & Services 665,072
Hotels, Restaurants & Leisure - 5.7%
150 1011778 BC ULC / New Red Finance Inc, 144A 4.000% 10/15/30 B2 127,688
100 Carnival Corp, 144A 4.000% 8/01/28 BB- 86,398
160 CDI Escrow Issuer Inc, 144A 5.750% 4/01/30 B+ 151,600
115 Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc, 144A
4.625% 1/15/29 B 101,496
105 Hilton Domestic Operating Co Inc, 144A 3.625% 2/15/32 Ba2 88,174
55 Life Time Inc, 144A 5.750% 1/15/26 B2 52,856
45 NCL Corp Ltd, (WI/DD, Settling 2/02/23), 144A 8.375% 2/01/28 BB- 45,721
115 Penn Entertainment Inc, 144A 5.625% 1/15/27 B3 108,100
130 Yum! Brands Inc 5.375% 4/01/32 Ba3 123,341
975 Total Hotels, Restaurants & Leisure 885,374

Nuveen High Yield Managed Accounts Portfolio
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000)   Description (1) Coupon
Household Durables - 1.0%
80 Newell Brands Inc 6.625% 9/15/29 Ba1 $ 80,872
80 Newell Brands Inc 4.450% 4/01/26 Ba1 76,003
160 Total Household Durables 156,875
Independent Power And Renewable Electricity Producers - 0.4%
80 Vistra Operations Co LLC, 144A 4.375% 5/01/29 N/R 70,347
80 Total Independent Power And Renewable Electricity Producers 70,347
Independent Power Producers & Energy Traders - 1.3%
80 Clearway Energy Operating LLC, 144A 4.750% 3/15/28 BB 75,456
130 TerraForm Power Operating LLC, 144A 5.000% 1/31/28 BB- 122,112
210 Total Independent Power Producers & Energy Traders 197,568
Insurance - 1.6%
130 Acrisure LLC / Acrisure Finance Inc, 144A 4.250% 2/15/29 B 107,900
80 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
4.250% 10/15/27 B 73,316
80 BroadStreet Partners Inc, 144A 5.875% 4/15/29 Caa2 70,665
290 Total Insurance 251,881
Internet Software & Services - 0.4%
80 Ziff Davis Inc, 144A 4.625% 10/15/30 Ba3 70,885
80 Total Internet Software & Services 70,885
IT Services - 1.9%
120 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 CCC+ 101,400
115 MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 B+ 95,450
60 Presidio Holdings Inc, 144A 8.250% 2/01/28 CCC+ 57,675
50 Science Applications International Corp, 144A 4.875% 4/01/28 B1 46,875
345 Total IT Services 301,400
Life Sciences Tools & Services - 0.5%
80 Avantor Funding Inc, 144A 4.625% 7/15/28 B2 75,407
80 Total Life Sciences Tools & Services 75,407
Machinery - 1.0%
20 Chart Industries Inc, 144A 9.500% 1/01/31 B3 20,870
15 Chart Industries Inc, 144A 7.500% 1/01/30 B+ 15,338
130 WASH Multifamily Acquisition Inc, 144A 5.750% 4/15/26 B- 119,953
165 Total Machinery 156,161
Media - 10.5%
195 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 5.375% 6/01/29 BB- 180,375
285 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.250% 2/01/31 B1 237,419
200 CSC Holdings LLC, 144A 4.125% 12/01/30 B+ 147,854
95 Directv Financing LLC / Directv Financing Co-Obligor Inc,
144A
5.875% 8/15/27 Ba3 86,051
75 DISH Network Corp, 144A 11.750% 11/15/27 B+ 77,940
65 Gray Television Inc, 144A 4.750% 10/15/30 B3 47,937
130 iHeartCommunications Inc, 144A 4.750% 1/15/28 B1 111,157
80 Lamar Media Corp 4.875% 1/15/29 Ba3 75,290
50 News Corp, 144A 3.875% 5/15/29 BB+ 44,739
95 Sirius XM Radio Inc, 144A 4.000% 7/15/28 Ba3 84,560
25 Sirius XM Radio Inc, 144A 3.125% 9/01/26 Ba3 22,501
200 UPC Broadband Finco BV, 144A 4.875% 7/15/31 B1 175,954
200 Virgin Media Secured Finance PLC, 144A 5.500% 5/15/29 BB- 185,538
200 VZ Secured Financing BV, 144A 5.000% 1/15/32 B+ 171,266
1,895 Total Media 1,648,581

Principal
Amount (000)   Description (1) Coupon
Metals & Mining - 2.6%
80 Commercial Metals Co 4.125% 1/15/30 Ba2 $ 71,600
120 FMG Resources August 2006 Pty Ltd, 144A 5.875% 4/15/30 BB+ 117,192
110 Mineral Resources Ltd, 144A 8.000% 11/01/27 Ba3 112,618
115 SunCoke Energy Inc, 144A 4.875% 6/30/29 B1 101,200
425 Total Metals & Mining 402,610
Multiline Retail - 0.5%
100 Kohl's Corp 3.625% 5/01/31 Ba2 74,092
100 Total Multiline Retail 74,092
Oil, Gas & Consumable Fuels - 10.2%
105 Antero Midstream Partners LP / Antero Midstream
Finance Corp, 144A
5.750% 3/01/27 Ba3 101,850
130 Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp, 144A
5.625% 5/01/27 Ba3 124,242
65 DT Midstream Inc, 144A 4.125% 6/15/29 Ba2 57,038
115 EnLink Midstream LLC, 144A 5.625% 1/15/28 BB+ 112,413
165 EQM Midstream Partners LP, 144A 6.500% 7/01/27 BB- 162,032
65 Genesis Energy LP / Genesis Energy Finance Corp 8.875% 4/15/30 B 66,056
135 Genesis Energy LP / Genesis Energy Finance Corp 6.250% 5/15/26 B 129,009
165 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 5.750% 2/01/29 Ba3 153,450
45 Holly Energy Partners LP / Holly Energy Finance Corp,
144A
6.375% 4/15/27 Ba3 44,494
65 Kinetik Holdings LP, 144A 5.875% 6/15/30 BB+ 61,750
110 Murphy Oil Corp 5.875% 12/01/27 BB 107,529
50 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 B 47,483
130 Occidental Petroleum Corp 6.450% 9/15/36 BB+ 136,712
35 Occidental Petroleum Corp 6.375% 9/01/28 BB+ 36,359
110 Parkland Corp, 144A 4.500% 10/01/29 Ba3 94,357
105 SM Energy Co 6.500% 7/15/28 B2 99,878
65 Western Midstream Operating LP 4.550% 2/01/30 Ba1 59,524
1,660 Total Oil, Gas & Consumable Fuels 1,594,176
Personal Products - 1.1%
65 Coty Inc, 144A 5.000% 4/15/26 BB- 62,237
120 Kronos Acquisition Holdings Inc / KIK Custom Products
Inc, 144A
5.000% 12/31/26 B- 108,930
185 Total Personal Products 171,167
Pharmaceuticals - 1.2%
200 ORGANON & CO/ORG, 144A 4.125% 4/30/28 BB 180,890
200 Total Pharmaceuticals 180,890
Professional Services - 0.5%
80 ASGN Inc, 144A 4.625% 5/15/28 BB- 72,984
80 Total Professional Services 72,984
Real Estate Management & Development - 1.0%
80 Howard Hughes Corp, 144A 4.125% 2/01/29 BB- 69,082
110 Kennedy-Wilson Inc 4.750% 3/01/29 B1 92,400
190 Total Real Estate Management & Development 161,482
Software - 1.3%
60 Fair Isaac Corp, 144A 4.000% 6/15/28 Ba2 55,711
105 Gen Digital Inc, 144A 6.750% 9/30/27 B1 106,475
35 Open Text Corp, 144A 6.900% 12/01/27 Ba1 35,831
200 Total Software 198,017

Nuveen High Yield Managed Accounts Portfolio
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000)   Description (1) Coupon
Specialty Retail - 3.3%
80 Academy Ltd, 144A 6.000% 11/15/27 Ba3 $ 77,824
90 AmeriGas Partners LP / AmeriGas Finance Corp 5.875% 8/20/26 B1 87,055
35 Asbury Automotive Group Inc, 144A 4.625% 11/15/29 B1 30,885
35 Asbury Automotive Group Inc, 144A 5.000% 2/15/32 B1 30,186
75 Bath & Body Works Inc, 144A 6.625% 10/01/30 BB 73,289
75 Michaels Cos Inc, 144A 5.250% 5/01/28 B- 62,543
170 Staples Inc, 144A 7.500% 4/15/26 B3 151,054
560 Total Specialty Retail 512,836
Textiles, Apparel & Luxury Goods - 0.6%
115 Wolverine World Wide Inc, 144A 4.000% 8/15/29 B+ 92,719
115 Total Textiles, Apparel & Luxury Goods 92,719
Thrifts & Mortgage Finance - 0.8%
120 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc,
144A
3.875% 3/01/31 BB 97,736
40 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc,
144A
2.875% 10/15/26 BB 35,663
160 Total Thrifts & Mortgage Finance 133,399
Trading Companies & Distributors - 1.6%
60 H&E Equipment Services Inc, 144A 3.875% 12/15/28 B2 52,803
75 United Rentals North America Inc, 144A 6.000% 12/15/29 BBB- 76,125
115 WESCO Distribution Inc, 144A 7.250% 6/15/28 Ba3 117,838
250 Total Trading Companies & Distributors 246,766
Wireless Telecommunication Services - 2.0%
300 Sprint LLC 7.625% 3/01/26 BB+ 317,300
300 Total Wireless Telecommunication Services 317,300
Total Long-Term Investments (cost $14,349,129) 14,748,805
Other Assets & Liabilities, Net -   5.8% 906,241
Net Assets - 100% $ 15,655,046
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements

Nuveen Preferred Securities and Income
Managed Accounts Portfolio
Portfolio of Investments January 31, 2023
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 98.1%
X 8,934,838 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 55.0%
X 8,934,838
Automobiles - 3.7%
$ 650 General Motors Financial Co Inc 5.750% N/A (3) BB+ $ 594,952
650 Total Automobiles 594,952
Banks - 11.1%
540 CoBank ACB 6.450% N/A (3) BBB+ 545,209
250 M&T Bank Corp 5.125% N/A (3) Baa2 232,000
480 PNC Financial Services Group Inc 6.200% N/A (3) Baa2 480,144
560 Truist Financial Corp 5.100% N/A (3) Baa2 542,638
1,830 Total Banks 1,799,991
Capital Markets - 2.7%
450 Charles Schwab Corp 5.375% N/A (3) BBB 446,490
450 Total Capital Markets 446,490
Consumer Finance - 5.5%
400 Ally Financial Inc 4.700% N/A (3) Ba2 329,000
290 American Express Co 3.550% N/A (3) Baa2 256,592
310 Discover Financial Services 6.125% N/A (3) Ba2 307,318
1,000 Total Consumer Finance 892,910
Electric Utilities - 2.4%
400 Emera Inc 6.750% 6/15/76 BB+ 392,853
400 Total Electric Utilities 392,853
Industrial Conglomerates - 2.4%
385 General Electric Co (3-Month LIBOR reference rate +
3.330% spread) (4)
8.099% N/A (3) BBB- 383,653
385 Total Industrial Conglomerates 383,653
Insurance - 12.4%
300 Assurant Inc 7.000% 3/27/48 Baa3 296,999
185 AXIS Specialty Finance LLC 4.900% 1/15/40 BBB 157,155
270 Enstar Finance LLC 5.500% 1/15/42 BBB- 222,696
310 Markel Corp 6.000% N/A (3) BBB- 309,225
325 MetLife Inc, 144A 9.250% 4/08/38 BBB 392,437
650 QBE Insurance Group Ltd, 144A 5.875% N/A (3) Baa2 640,250
2,040 Total Insurance 2,018,762
Media - 1.6%
300 Paramount Global 6.375% 3/30/62 Baa3 261,741
300 Total Media 261,741
Multi-Utilities - 4.5%
190 Algonquin Power & Utilities Corp 4.750% 1/18/82 BB+ 160,550
250 CenterPoint Energy Inc 6.125% N/A (3) BBB- 245,937
330 Sempra Energy 4.875% N/A (3) BBB- 316,800
770 Total Multi-Utilities 723,287
Oil, Gas & Consumable Fuels - 2.9%
350 Energy Transfer LP 6.500% N/A (3) BB 328,258
146 MPLX LP 6.875% N/A (3) BB+ 146,044
496 Total Oil, Gas & Consumable Fuels 474,302

Nuveen Preferred Securities and Income Managed Accounts Portfolio
(con-
tinued)
Portfolio of Investments
January 31, 2023

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Trading Companies & Distributors - 3.9%
$ 665 AerCap Holdings NV 5.875% 10/10/79 BB+ $ 636,924
665 Total Trading Companies & Distributors 636,924
Wireless Telecommunication Services - 1.9%
300 Vodafone Group PLC 7.000% 4/04/79 BB+ 308,973
300 Total Wireless Telecommunication Services 308,973
$ 9,286 Total $1,000 Par (or similar) Institutional Preferred (cost $8,471,600) 8,934,838
Principal
Amount (000) Description (1) ,(5) Coupon Maturity Ratings (2) Value
X 6,440,421 CONTINGENT CAPITAL SECURITIES - 39.6%
X 6,440,421
Banks - 28.3%
$ 400 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (3) Ba2 $ 391,504
400 Banco Santander SA 4.750% N/A (3) Ba1 347,067
515 Barclays PLC 8.000% N/A (3) BBB- 517,137
275 BNP Paribas SA, 144A 7.750% N/A (3) BBB 284,625
200 BNP Paribas SA, 144A 9.250% N/A (3) BBB 217,200
425 Credit Agricole SA, 144A 8.125% N/A (3) BBB 438,086
370 HSBC Holdings PLC 6.000% N/A (3) BBB 355,348
340 HSBC Holdings PLC 6.375% N/A (3) BBB 335,580
450 ING Groep NV 5.750% N/A (3) BBB 425,804
400 Lloyds Banking Group PLC 7.500% N/A (3) Baa3 396,100
330 NatWest Group PLC 6.000% N/A (3) Baa3 315,150
370 Societe Generale SA, 144A 9.375% N/A (3) BB+ 397,288
200 UniCredit SpA , Reg S 8.000% N/A (3) BB- 197,250
4,675 Total Banks 4,618,139
Capital Markets - 11.3%
400 Credit Suisse Group AG, 144A 7.500% N/A (3) BB- 379,000
310 Credit Suisse Group AG, 144A 9.750% N/A (3) BB- 300,700
400 Deutsche Bank AG 6.000% N/A (3) Ba2 363,062
400 UBS Group AG, 144A 7.000% N/A (3) BBB 397,488
425 UBS Group AG, 144A 4.875% N/A (3) BBB 382,032
1,935 Total Capital Markets 1,822,282
$ 6,610 Total Contingent Capital Securities (cost $5,965,385) 6,440,421
Shares Description (1) Coupon Ratings (2) Value
X 576,270 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 3.5%
X 576,270
Banks - 1.8%
3,000 Farm Credit Bank of Texas, 144A 6.750% Baa1 $ 299,250
Total Banks 299,250
Food Products - 0.9%
6,000 CHS Inc 6.750% N/R 151,920
Total Food Products 151,920
Oil, Gas & Consumable Fuels - 0.8%
5,000 NuStar Energy LP 11.502% B2 125,100
Total Oil, Gas & Consumable Fuels 125,100
Total $25 Par (or similar) Retail Preferred (cost $560,291) 576,270
Total Long-Term Investments (cost $14,997,276) 15,951,529
Other Assets & Liabilities, Net -   1.9% 302,033
Net Assets - 100% $ 16,253,562

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Perpetual security. Maturity date is not applicable.
(4) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(5) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
See accompanying notes to financial statements

Nuveen Securitized Credit Managed Accounts
Portfolio
Portfolio of Investments January 31, 2023
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 98.1%
20795582 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 98.1%
X 20,795,582
$ 264 Avis Budget Rental Car Funding AESOP LLC , 144A 2019
3A
2.360% 3/20/26 Aaa $ 249,640
500 Benchmark 2019-B11 Mortgage Trust 2019 B11 3.784% 5/15/52 AAA 455,902
199 Benchmark 2019-B15 Mortgage Trust 2019 B15 3.721% 12/15/72 A- 158,667
100 BX 2021-LBA3 Mortgage Trust , 144A (1-Month LIBOR
reference rate + 1.948% spread) 2021 PAC (3)
6.408% 10/15/36 N/R 96,267
298 BX Commercial Mortgage Trust 2019-XL , 144A (1-Month
LIBOR reference rate + 2.114% spread) 2019 XL (3)
2.110% 10/15/36 N/R 291,168
250 BX Commercial Mortgage Trust 2021-CIP , 144A
(1-Month LIBOR reference rate + 1.271% spread) 2021
CIP (3)
5.730% 12/15/38 Aa3 243,549
248 BX Commercial Mortgage Trust 2021-SOAR , 144A
(1-Month LIBOR reference rate + 0.870% spread) 2021
SOAR (3)
5.330% 6/15/38 AA- 239,571
570 CAMB Commercial Mortgage Trust 2021-CX2 , 144A
2021 CX2
2.700% 11/10/46 AAA 476,625
275 Carmax Auto Owner Trust 2019-4 2019 4 2.800% 4/15/26 AA 265,543
300 Connecticut Avenue Securities Trust 2022-R03 , 144A
(SOFR30A reference rate + 3.500% spread) 2022 R03 (3)
7.810% 3/25/42 BBB- 304,521
300 Connecticut Avenue Securities Trust 2022-R04 , 144A
(SOFR30A reference rate + 3.100% spread) 2022 R04 (3)
7.410% 3/25/42 BBB- 301,491
300 Connecticut Avenue Securities Trust 2022-R05 , 144A
(SOFR30A reference rate + 3.000% spread) 2022 R05 (3)
7.310% 4/25/42 Baa3 295,352
300 Connecticut Avenue Securities Trust 2022-R07 , 144A
(SOFR30A reference rate + 4.650% spread) 2022 R07 (3)
8.960% 6/25/42 BBB- 318,541
300 Connecticut Avenue Securities Trust 2022-R09 , 144A
(SOFR30A reference rate + 4.750% spread) 2022 R09 (3)
9.060% 9/25/42 Baa3 312,736
315 Connecticut Avenue Securities Trust 2023-R01 , 144A
(SOFR30A reference rate + 3.750% spread) 2023 R01 (3)
8.060% 12/25/42 BBB- 320,271
135 DBWF Mortgage Trust , 144A 2015 LCM 2.998% 6/10/34 AAA 126,246
549 Fannie Mae Pool FN MA4737 5.000% 8/01/52 N/R 551,279
203 Fannie Mae Pool FN MA4255 2.000% 2/01/51 N/R 171,364
441 Fannie Mae Pool FN MA4784 4.500% 10/01/52 N/R 435,399
598 Fannie Mae Pool FN MA4733 4.500% 9/01/52 N/R 590,754
443 Fannie Mae Pool FN MA4805 2022 1 4.500% 11/01/52 N/R 437,260
126 Fannie Mae Pool FN MA4797 4.000% 11/01/37 N/R 125,237
374 Fannie Mae Pool FN MA4783 4.000% 10/01/52 N/R 361,357
663 Fannie Mae Pool FN FS1535 3.000% 4/01/52 N/R 605,711
415 Fannie Mae Pool FN MA4701 2022 1 4.500% 7/01/52 N/R 409,923
696 Fannie Mae Pool FN MA4305 2021 MTGE 2.000% 4/01/51 N/R 587,371
103 Fannie Mae Pool FN MA4761 5.000% 9/01/52 N/R 103,620
252 Fannie Mae Pool FN MA4842 2022 1 5.500% 12/01/52 N/R 256,090
667 Fannie Mae Pool FN MA4699 2022 1 3.500% 7/01/52 N/R 624,395
341 Fannie Mae Pool FN MA4600 2022 2 3.500% 5/01/52 N/R 319,597
643 Fannie Mae Pool FN MA4700 2022 1 4.000% 7/01/52 N/R 621,556
307 Fannie Mae Pool FN MA4732 4.000% 9/01/52 N/R 296,653
213 Fannie Mae Pool FN 310210 2022 1, (WI/DD, Settling
2/12/23)
4.000% 5/01/44 N/R 209,734
687 Fannie Mae Pool FN FS0403 3.000% 1/01/52 N/R 629,147
290 Fannie Mae Pool FN MA4655 4.000% 7/01/52 N/R 280,440
122 Freddie Mac Pool FR SB8190 4.500% 11/01/37 N/R 123,032
300 Freddie Mac STACR REMIC Trust 2021-DNA6 , 144A
(SOFR30A reference rate + 1.500% spread) 2021 DNA6
(3)
5.810% 10/25/41 BBB- 287,590
300 Freddie Mac STACR REMIC Trust 2022-DNA2 , 144A
(SOFR30A reference rate + 2.400% spread) 2022 DNA2
(3)
6.710% 2/25/42 BBB 294,930

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
20795582 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 300 Freddie Mac STACR REMIC Trust 2022-DNA5 , 144A
(SOFR30A reference rate + 4.500% spread) 2022 DNA5
(3)
8.810% 6/25/42 BBB- $ 318,862
300 Freddie Mac STACR REMIC Trust 2022-HQA3 , 144A
(SOFR30A reference rate + 3.550% spread) 2022 HQA3
(3)
7.860% 8/25/42 Baa3 300,854
300 Freddie Mac Structured Agency Credit Risk Debt Notes ,
144A (SOFR30A reference rate + 4.000% spread) 2022
HQA2 (3)
8.310% 7/25/42 Baa3 306,478
603 Ginnie Mae II Pool G2 MA8149 3.500% 7/20/52 N/R 571,366
397 Ginnie Mae II Pool G2 MA8043 3.000% 5/20/52 N/R 364,169
75 Ginnie Mae II Pool G2 MA8428 5.000% 11/20/52 N/R 75,215
271 Ginnie Mae II Pool G2 MA8200 4.000% 8/20/52 N/R 263,540
408 Ginnie Mae II Pool G2 MA8042 2.500% 5/20/52 N/R 363,859
129 Ginnie Mae II Pool G2 MA8201 4.500% 8/20/52 N/R 127,593
350 GM Financial Consumer Automobile Receivables Trust
2020-4 2020 4
0.500% 2/17/26 AAA 329,142
575 GS Mortgage Securities Trust 2017-GS6 2017 GS6 3.638% 5/10/50 AAA 532,028
245 GS Mortgage Securities Trust 2018-GS9 GS9 3.992% 3/10/51 Aaa 235,970
100 GS Mortgage-Backed Securities Trust 2023-PJ1 , 144A
2023 PJ1
3.500% 2/25/53 AA+ 87,055
244 Hilton Grand Vacations Trust 2019-A , 144A 2019 AA 2.340% 7/25/33 AAA 230,168
250 JPMBB Commercial Mortgage Securities Trust 2014-C23
2014 C23
4.484% 9/15/47 Aa2 236,399
250 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C14 2014 C14
4.869% 2/15/47 AAA 243,430
228 MVW Owner Trust 2017-1 , 144A 2017 1A 2.420% 12/20/34 AAA 223,167
320 MVW Owner Trust 2019-1 , 144A 1A 2.890% 11/20/36 AAA 303,381
298 OBX 2022-INV5 Trust , 144A 2022 INV5 4.000% 10/25/52 Aa1 267,951
350 OneMain Financial Issuance Trust 2021-1 , 144A
(SOFR30A reference rate + 0.760% spread) 2021 1A (3)
5.039% 6/16/36 AAA 340,815
300 PFS Financing Corp , 144A 2021 A 0.710% 4/15/26 AAA 284,132
400 Santander Drive Auto Receivables Trust 2022 5 4.110% 8/17/26 AAA 395,582
236 Taco Bell Funding LLC , 144A 2016 1A 4.970% 5/25/46 BBB 232,349
500 Toyota Auto Loan Extended Note Trust 2020-1 , 144A
2020 1A
1.350% 5/25/33 AAA 464,277
500 Wells Fargo Commercial Mortgage Trust 2015-NXS2
2015 NXS2
3.767% 7/15/58 Aaa 480,690
165 Wells Fargo Commercial Mortgage Trust 2017-C38
2017 C38
3.917% 7/15/50 AA- 146,895
350 Wells Fargo Commercial Mortgage Trust 2021-C60
2021 C60
2.342% 8/15/54 Aaa 291,686
$ 21,831 Total Asset-Backed and Mortgage-Backed Securities (cost $19,861,795) 20,795,582
Total Long-Term Investments (cost $19,861,795) 20,795,582
Other Assets & Liabilities, Net -   1.9% 406,374
Net Assets - 100% $ 21,201,956
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements

Statement of Assets and Liabilities
January 31, 2023
(Unaudited)
See accompanying notes to financial statements.

Municipal Total
Return
Core Impact
Bond
Emerging
Markets Debt High Yield
Preferred
Securities and
Income
Securitized
Credit
Assets
Long-term investments, at value
†‡
$ 1,379,052,095 $ 8,847,525 $ 26,514,550 $ 14,748,805 $ 15,951,529 $ 20,795,582
Investments purchased with collateral from
securities lending, at value (cost approximates
value) – 191,976 – – – –
Short-term investments, at value
◊
– 205,000 – – – –
Cash 41,557,908 176 556,372 799,231 338,301 355,491
Receivable for interest 15,864,957 67,251 271,032 222,281 243,635 59,185
Receivable for investments sold 5,451,142 25,344 194,584 – – 208,449
Receivable for reclaims – – – – 670 –
Receivable for reimbursement from Adviser 80,820 46,048 1,000 5,734 4,305 2,110
Receivable for shares sold 8,837,724 – – – – –
Other assets 182,514 11,392 1,326 244 244 245
Total assets 1,451,027,160 9,394,712 27,538,864 15,776,295 16,538,684 21,421,062
Liabilities
Floating rate obligations 8,090,000 – – – – –
Payable for collateral from securities lending – 191,976 – – – –
Payable for dividends 1,036,749 – – – – –
Payable for interest 1,656,474 – – – – –
Payable for investments purchased - regular
settlement 11,557,205 24,864 250,000 – 268,231 –
Payable for investments purchased - when-issued/
delayed-delivery settlement 3,984,130 167,368 198,526 100,000 – 207,486
Payable for shares redeemed 3,418,389 – – – – –
Accrued expenses:
Custodian fees 119,534 17,962 12,143 9,730 8,156 3,684
Trustees fees 73,489 162 264 152 108 207
Professional fees 35,408 74,193 – 9,468 6,954 5,571
Shareholder reporting expenses 34,193 25,032 400 330 330 365
Shareholder servicing agent fees 96,343 18 275 233 233 255
Other 14,158 262 1,531 1,336 1,110 1,538
Total liabilities 30,116,072 501,837 463,139 121,249 285,122 219,106
Commitments and contingencies (as disclosed in Note 8)
Net assets $ 1,420,911,088 $ 8,892,875 $ 27,075,725 $ 15,655,046 $ 16,253,562 $ 21,201,956
Shares outstanding 138,283,760 1,100,244 2,529,262 1,526,956 1,525,140 2,021,276
Net assets value ("NAV") per share 10 .28 8 .08 10 .70 10 .25 10 .66 10 .49
†
Long-term investments, cost $ 1,375,667,990 $ 10,447,287 $ 24,889,129 $ 14,349,129 $ 14,997,276 $ 19,861,795
◊
Short-term investments, cost $ — $ 205,000 $ — $ — $ — $ —
‡ Includes securities loaned of $ — $ 185,116 $ — $ — $ — $ —
Municipal Total
Return
Core Impact
Bond
Emerging
Markets Debt High Yield
Preferred
Securities and
Income
Securitized
Credit
Fund level net assets consist of:
Paid-in capital $ 1,553,888,824 $ 10,607,992 $ 25,305,500 $ 15,271,751 $ 15,260,355 $ 20,220,367
Total distributable earnings (loss) (132,977,736) (1,715,117) 1,770,225 383,295 993,207 981,589
Fund level net assets $ 1,420,911,088 $ 8,892,875 $ 27,075,725 $ 15,655,046 $ 16,253,562 $ 21,201,956
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01

Statement of Operations
Six Months Ended January 31, 2023
(Unaudited)
See accompanying notes to financial statements.

Municipal Total
Return Core Impact Bond
Emerging
Markets Debt High Yield
Six Months
Ended
1/31/23
Three Months
Ended
1/31/23
Year Ended
10/31/22
For the Period
11/01/22
(commencement
of
operations)
through
1/31/23
For the Period
11/01/22
(commencement
of
operations)
through
1/31/23
Investment Income
Interest $ 23,577,576 $ 88,276 $ 295,491 $ 403,889 $ 260,288
Securities lending income, net — 246 7 — —
Tax withheld — — — (566) —
Total Investment Income 23,577,576 88,522 295,498 403,323 260,288
Expenses
– – – – –
Shareholder servicing agent fees 145,658 45 207 1,839 1,771
Interest expense 505,088 — 63 — —
Custodian expenses, net 88,888 8,546 19,515 12,143 9,730
Trustees fees 27,922 110 295 326 188
Professional fees 65,209 49,339 113,351 18,567 20,881
Shareholder reporting expenses 21,571 11,646 30,172 400 330
Federal and state registration fees 68,293 8,323 33,850 1,094 656
Other 12,616 1,041 4,531 434 681
Total expenses before fee waiver/expense reimbursement 935,245 79,050 201,984 34,803 34,237
Fee waiver/expense reimbursement (455,502) (79,050) (201,975) (34,803) (34,237)
Net expenses 479,743 — 9 — —
Net investment income (loss) 23,097,833 88,522 295,489 403,323 260,288
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments (91,104,542) (77,652) (247,326) 46,981 (4,918)
Net realized gain (loss) (91,104,542) (77,652) (247,326) 46,981 (4,918)
Change in net unrealized appreciation (depreciation) of investments 50,208,039 648,674 (2,152,999) 1,625,421 399,676
Change in unrealized gain (loss) 50,208,039 648,674 (2,152,999) 1,625,421 399,676
Net realized and unrealized gain (loss) (40,896,503) 571,022 (2,400,325) 1,672,402 394,758
Net increase (decrease) in net assets from operations $ (17,798,670) $ 659,544 $ (2,104,836) $ 2,075,725 $ 655,046

Statement of Operations
(Unaudited) (continued)
See accompanying notes to financial statements.

Preferred
Securities and
Income
Securitized
Credit
For the Period
11/01/22
(commencement
of
operations)
through
1/31/23
For the Period
11/01/22
(commencement
of
operations)
through
1/31/23
Investment Income
Dividends $ 10,828 $ —
Interest 242,447 239,809
Total Investment Income 253,275 239,809
Expenses
– –
Shareholder servicing agent fees 1,771 1,805
Custodian expenses, net 8,156 3,684
Trustees fees 144 255
Professional fees 18,411 21,000
Shareholder reporting expenses 330 365
Federal and state registration fees 468 875
Other 644 664
Total expenses before fee waiver/expense reimbursement 29,924 28,648
Fee waiver/expense reimbursement (29,924) (28,648)
Net expenses — —
Net investment income (loss) 253,275 239,809
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments 46,034 28,360
Net realized gain (loss) 46,034 28,360
Change in net unrealized appreciation (depreciation) of investments 954,253 933,787
Change in unrealized gain (loss) 954,253 933,787
Net realized and unrealized gain (loss) 1,000,287 962,147
Net increase (decrease) in net assets from operations $ 1,253,562 $ 1,201,956

Statement of Changes in Net Assets
See accompanying notes to financial statements.

Municipal Total Return
Unaudited
Six Months Ended
1/31/23
Year Ended
7/31/22
Operations
Net investment income (loss) $ 23,097,833 $ 44,841,135
Net realized gain (loss) (91,104,542) (41,808,765)
Change in net unrealized appreciation (depreciation) 50,208,039 (164,648,032)
Net increase (decrease) in net assets from operations (17,798,670) (161,615,662)
Distributions to Shareholders
Dividends (23,077,744) (45,011,083)
Decrease in net assets from distributions to shareholders (23,077,744) (45,011,083)
Fund Share Transactions
Proceeds from sale of shares 561,076,463 538,514,543
Proceeds from shares issued to shareholders due to reinvestment of distributions 17,216,954 32,748,357
578,293,417 571,262,900
Cost of shares redeemed (593,800,810) (518,414,786)
Net increase (decrease) in net assets from Fund share transactions (15,507,393) 52,848,114
Net increase (decrease) in net assets (56,383,807) (153,778,631)
Net assets at the beginning of period 1,477,294,895 1,631,073,526
Net assets at the end of period $ 1,420,911,088 $ 1,477,294,895

See accompanying notes to financial statements.

Core Impact Bond
Unaudited
Three Months Ended
1/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Operations
Net investment income (loss) $ 88,522 $ 295,489 $ 244,549
Net realized gain (loss) (77,652) (247,326) (41,147)
Change in net unrealized appreciation (depreciation) 648,674 (2,152,999) 12,373
Net increase (decrease) in net assets from operations 659,544 (2,104,836) 215,775
Distributions to Shareholders
Dividends (102,825) (314,641) (282,702)
Decrease in net assets from distributions to shareholders (102,825) (314,641) (282,702)
Fund Share Transactions
Proceeds from shares issued to shareholders due to reinvestment of distributions 102,825 314,635 282,702
102,825 314,635 282,702
Net increase (decrease) in net assets from Fund share transactions 102,825 314,635 282,702
Net increase (decrease) in net assets 659,544 (2,104,842) 215,775
Net assets at the beginning of period 8,233,331 10,338,173 10,122,398
Net assets at the end of period $ 8,892,875 $ 8,233,331 $ 10,338,173

See accompanying notes to financial statements.

Emerging Markets
Debt High Yield
Preferred Securities
and Income Securitized Credit
Unaudited
For the Period
11/01/22
(commencement of
operations)
through
1/31/23
Unaudited
For the Period
11/01/22
(commencement of
operations)
through
1/31/23
Unaudited
For the Period
11/01/22
(commencement of
operations)
through
1/31/23
Unaudited
For the Period
11/01/22
(commencement of
operations)
through
1/31/23
Operations
Net investment income (loss) $ 403,323 $ 260,288 $ 253,275 $ 239,809
Net realized gain (loss) 46,981 (4,918) 46,034 28,360
Change in net unrealized appreciation (depreciation) 1,625,421 399,676 954,253 933,787
Net increase (decrease) in net assets from operations 2,075,725 655,046 1,253,562 1,201,956
Distributions to Shareholders
Dividends (305,500) (271,751) (260,355) (220,367)
Decrease in net assets from distributions to shareholders (305,500) (271,751) (260,355) (220,367)
Fund Share Transactions
Proceeds from sale of shares 25,000,000 15,000,000 15,000,000 20,000,000
Proceeds from shares issued to shareholders due to reinvestment of distributions 305,500 271,751 260,355 220,367
25,305,500 15,271,751 15,260,355 20,220,367
Net increase (decrease) in net assets from Fund share transactions 25,305,500 15,271,751 15,260,355 20,220,367
Net increase (decrease) in net assets 27,075,725 15,655,046 16,253,562 21,201,956
Net assets at the beginning of period – – – –
Net assets at the end of period $ 27,075,725 $ 15,655,046 $ 16,253,562 $ 21,201,956

Financial Highlights

Municipal Total Return
The Fund's fiscal year end is July 31st. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
2023(f) $ 10.52 $ 0.17 $ (0.23) $ (0.06) $ (0.18) $ — $ (0.18) $ 10.28
2022 11.95 0.32 (1.43) (1.11) (0.32) — (0.32) 10.52
2021 11.71 0.33 0.24 0.57 (0.33) — (0.33) 11.95
2020 11.50 0.35 0.21 0.56 (0.35) — (0.35) 11.71
2019 10.94 0.38 0.56 0.94 (0.38) — (0.38) 11.50
2018 11.12 0.38 (0.18) 0.20 (0.38) — (0.38) 10.94
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 -
Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing
Arrangements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions
with Affiliates for more information.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and
Investments in Derivatives) divided by the average long-term market value during the period.
(f)
Unaudited.  For the six months ended January 31, 2023.
(g)
Annualized.
(h)
Value rounded to zero.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Including
Interest(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest(c),(d)
Net
Expenses
Excluding
Interest(d)
NII
(Loss)(d)
Portfolio
Turnover
Rate(e)
( 0 .56 ) % $ 1,420,911 0 .14% (g) 0 .07% (g) 0 .07% (g) — (g) ,(h) 3 .42% (g) 40%
( 9 .42 ) 1,477,295 0 .11 0 .05 0 .06 — 2 .81 32
4 .96 1,631,074 0 .10 0 .05 0 .05 — (h) 2 .80 7
5 .00 1,358,883 0 .18 0 .06 0 .12 — 3 .07 19
8 .75 1,220,749 0 .18 0 .06 0 .12 — 3 .41 20
1 .81 958,897 0 .16 0 .07 0 .09 — 3 .45 30

Financial Highlights
(continued)
Core Impact Bond
The Fund's fiscal year end is July 31st. Prior to the fiscal year ended July 31, 2023, the fiscal year end was October 31st.
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
4
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
2023(e) $ 7.57 $ 0.08 $ 0.52 $ 0.60 $ (0.09) $ — $ (0.09) $ 8.08
2022 9.84 0.28 (2.25) (1.97) (0.30) — (0.30) 7.57
2021 9.90 0.24 (0.03) 0.21 (0.27) — (0.27) 9.84
2020(h) 10.00 0.04 (0.12) (0.08) (0.02) — (0.02) 9.90
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions
with Affiliates for more information.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and
Investments in Derivatives) divided by the average long-term market value during the period.
(e)
Unaudited.  For the three months ended January 31, 2023.
(f)
Annualized.
(g)
Value rounded to zero.
(h)
For the period July 9, 2020 (commencement of operations) through October 31, 2020.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate(d)
8.02% $ 8,893 3.65% (f) —(f),(g) 4.08% (f) 18%
(20.41) 8,333 2.16 —(g) 3.15 53
2.17 10,338 2.13 —(g) 2.39 96
(0.77) 10,122 0.99 (f) —(f) 1.13 (f) 113

Financial Highlights
(continued)
Emerging Markets Debt
The Fund's fiscal year end is July 31st. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
2023(e) $ 10.00 $ 0.16 $ 0.66 $ 0.82 $ (0.12) $ — $ (0.12) $ 10.70
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions
with Affiliates for more information.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and
Investments in Derivatives) divided by the average long-term market value during the period.
(e)
Unaudited. For the period November 1, 2022 (commencement of operations) through January 31, 2023.
(f)
Annualized.
(g)
Value rounded to zero.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate(d)
8.25% $ 27,076 0.53% (f ) —(f),(g ) 6.15% (f ) 5%

Financial Highlights
(continued)
High Yield
The Fund's fiscal year end is July 31st. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
2023(e) $ 10.00 $ 0.17 $ 0.26 $ 0.43 $ (0.18) $ — $ (0.18) $ 10.25
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions
with Affiliates for more information.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and
Investments in Derivatives) divided by the average long-term market value during the period.
(e)
Unaudited. For the period November 1, 2022 (commencement of operations) through January 31, 2023.
(f)
Annualized.
(g)
Value rounded to zero.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate(d)
4.34% $ 15,655 0.90% (f ) —(f),(g ) 6.83% (f ) 6%

Financial Highlights
(continued)
Preferred Securities and Income
The Fund's fiscal year end is July 31st. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
2023(e) $ 10.00 $ 0.17 $ 0.66 $ 0.83 $ (0.17) $ — $ (0.17) $ 10.66
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions
with Affiliates for more information.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and
Investments in Derivatives) divided by the average long-term market value during the period.
(e)
Unaudited. For the period November 1, 2022 (commencement of operations) through January 31, 2023.
(f)
Annualized.
(g)
Value rounded to zero.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate(d)
8.39% $ 16,254 0.78% (f ) —(f),(g ) 6.57% (f ) 4%

Financial Highlights
(continued)
Securitized Credit
The Fund's fiscal year end is July 31st. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
2023(e) $ 10.00 $ 0.12 $ 0.48 $ 0.60 $ (0.11) $ — $ (0.11) $ 10.49
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions
with Affiliates for more information.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and
Investments in Derivatives) divided by the average long-term market value during the period.
(e)
Unaudited. For the period November 1, 2022 (commencement of operations) through January 31, 2023.
(f)
Annualized.
(g)
Value rounded to zero.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate(d)
6.02% $ 21,202 0.56% (f ) —(f),(g ) 4.65% (f ) 15%

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information
The Nuveen Managed Accounts Portfolios Trust (the “Trust”) is an open-end management investment company registered under the Investment
Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Municipal Total Return Managed Accounts Portfolio (“Municipal
Total Return”), Nuveen Core Impact Bond Managed Accounts Portfolio (“Core Impact Bond”), Nuveen Emerging Markets Debt Managed Accounts
Portfolio (“Emerging Markets Debt”), Nuveen High Yield Managed Accounts Portfolio (“High Yield”), Nuveen Preferred Securities and Income
Managed Accounts Portfolio (“Preferred Securities and Income”), Nuveen Securitized Credit Managed Accounts Portfolio (“Securitized Credit
Managed”) (each a “Fund” and collectively the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on November 14, 2006.
Each Fund is developed exclusively for use within separately managed accounts sponsored by Nuveen, LLC (“Nuveen”). Each Fund is a specialized municipal bond fund to be used in combination with selected individual securities to effectively model institutional-level investment strategies. Each
Fund enables certain Nuveen municipal separately managed account investors to achieve greater diversification and return potential that smaller managed accounts might otherwise achieve by investing in additional fixed-income classes, including those that have a lower credit quality, higher yielding securities and to gain access to special investment opportunities normally available only to institutional investors.
Change in Fiscal and Tax Year End
On November 16, 2022, the Fund’s Board of Trustees (the “Board”) approved a change in the fiscal and tax year ends for Core Impact Bond from
October 31 to July 31, which became effective upon Board approval. As a result, effective November 1, 2022, Core Impact Bond began to adhere to the fiscal reporting and regulatory filing schedule required by a July 31 fiscal year end.
Current Fiscal Period
The end of the reporting period for the Funds is January 31, 2023, and the period covered by these Notes to Financial Statements for Municipal
Total Return is for the six months ended January 31, 2023, while the reporting period for Core Impact Bond is the period November 1, 2022 through
January 31, 2023 and Emerging Markets Debt, High Yield, Preferred Securities and Income and Securitized Credit is the period November 1, 2022
(commencement of operations) through January 31, 2023 (the "current fiscal period").
Investment Adviser and Sub-Advisers
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen. Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Fund, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into a sub-advisory agreement with Nuveen Asset Management, LLC
(the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
The Trust pays no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit
As an alternative to overnight investments, Municipal Total Return has an arrangement with its custodian bank, State Street Bank and Trust Company,
(the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on the Fund’s cash on deposit with the bank.
Credits for cash balances may be offset by charges for any days on which the Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by the Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by the Fund was as follows:

Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period, the Funds’ investments in non-U.S. securities were as follows:
Fund
Gross
Custodian Fee
Credits
Municipal Total Return
$ 14,155
Emerging Markets Debt Value
% of
Net Assets
Mexico $ 2,730,930 10.1%
Indonesia 2,070,719 7.6
Chile 1,715,835 6.3
United Arab Emirates 1,509,962 5.6
Brazil 1,436,239 5.3
Saudi Arabia 1,184,803 4.4
India 1,139,045 4.2
South Africa 1,087,457 4.0
Israel 1,037,453 3.8
Colombia 941,179 3.5
Peru 862,848 3.2
Philippines 751,276 2.8
Panama 749,961 2.8
Qatar 671,028 2.5
Malaysia 569,358 2.1
Uruguay 548,376 2.0
Romania 531,393 2.0
Oman 474,993 1.7
Dominican Republic 458,298 1.7
Poland 448,189 1.7
Morocco 429,334 1.6
Other 5,165,874 19.0
Total non-U.S. Securities $26,514,550 97.9%

Notes to Financial Statements
(Unaudited) (continued)
Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties.
The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes.
Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association,
Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each
Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’
Portfolio of Investments or Statements of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update ("ASU") 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
New Rules to Modernize Fund Valuation Framework Take Effect
A new rule adopted by the Securities and Exchange Commission (the "SEC") governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are
Preferred Securities and Income Value
% of
Net Assets
United Kingdom $ 2,228,288 13.7%
Switzerland 1,459,221 9.0
France 1,337,198 8.2
Spain 738,571 4.6
Australia 640,250 3.9
Ireland 636,924 3.9
Canada 553,403 3.4
Netherlands 425,804 2.6
Germany 363,062 2.2
Italy 197,250 1.2
Total non-U.S. Securities $8,579,971 52.7%

not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
Municipal Total Return
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 1,379,052,095 $ – $ 1,379,052,095
Total $ – $ 1,379,052,095 $ – $ 1,379,052,095
1

Notes to Financial Statements
(Unaudited) (continued)
Municipal Total Return holds liabilities in floating rate obligations, which are not reflected in the tables above. The fair values of the Fund’s liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in
Note 4 – Portfolio Securities and Investments in Derivatives.
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Municipal Total Return is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as
“Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate
(referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as the Fund. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the
Core Impact Bond
Level 1 Level 2 Level 3 Total
Long-Term Investments**:
Corporate Bonds $ – $ 4,793,689 $ – $ 4,793,689
Asset-Backed and Mortgage-Backed Securities – 2,673,762 – 2,673,762
Municipal Bonds – 980,819 – 980,819
Emerging Market Debt And Foreign Corporate Bonds – 233,280 – 233,280
U.S. Government and Agency Obligations – 165,975 – 165,975
Investments Purchased with Collateral from Securities
Lending 191,976 – – 191,976
Short-Term Investments**:
U.S. Government and Agency Obligations – 205,000 – 205,000
Total $ 191,976 $ 9,052,525 $ – $ 9,244,501
1
Emerging Markets Debt
Level 1 Level 2 Level 3 Total
Long-Term Investments***:
Corporate Bonds $ – $ 13,594,425 $ – $ 13,594,425
Sovereign Debt – 12,740,225 – 12,740,225
Contingent Capital Securities – 179,900 – 179,900
Total $ – $ 26,514,550 $ – $ 26,514,550
1
High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments**:
Corporate Bonds $ – $ 14,748,805 $ – $ 14,748,805
Total $ – $ 14,748,805 $ – $ 14,748,805
1
Preferred Securities and Income
Level 1 Level 2 Level 3 Total
Long-Term Investments**:
$1,000 Par (or similar) Institutional Preferred $ – $ 8,934,838 $ – $ 8,934,838
Contingent Capital Securities – 6,440,421 – 6,440,421
$25 Par (or similar) Retail Preferred 576,270 – – 576,270
Total $ 576,270 $ 15,375,259 $ – $ 15,951,529
1
Securitized Credit
Level 1 Level 2 Level 3 Total
Long-Term Investments**:
Asset-Backed and Mortgage-Backed Securities $ – $ 20,795,582 $ – $ 20,795,582
Total $ – $ 20,795,582 $ – $ 20,795,582
1
* Refer to the Fund's Portfolio of Investments for state classifications.
** Refer to the Fund's Portfolio of Investments for industry classifications.
*** Refer to the Fund's Portfolio of Investments for country classifications.

Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value.
The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by the Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). The Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by the Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
Municipal Total Return
$ 8,090,000 $ 3,000,000 $ 11,090,000
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
Municipal Total Return
$ 69,626,808 1.40%

Notes to Financial Statements
(Unaudited) (continued)
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
The Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity
Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and
Liabilities.
As of the end of the reporting period, the Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Securities Lending
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’
custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
Municipal Total Return
$ 8,090,000 $ 3,000,000 $ 11,090,000
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
Core Impact Bond Corporate Bonds $185,116 $191,976

Investment Transactions
Long-term purchases and sales (including maturities but excluding investments purchased with collateral from securities lending, where applicable)
during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
In addition to the inverse floating rate securities in which the Municipal Total Return may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, where applicable. Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although each Fund is authorized to invest in derivative instruments and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Fund
Purchases
Sales and
Maturities
Municipal Total Return
$ 519,538,266 $ 634,634,605
Core Impact Bond
1,657,962 1,503,792
Emerging Markets Debt
25,913,354 1,170,644
High Yield
15,135,769 839,420
Preferred Securities and Income
15,492,281 541,013
Securitized Credit
23,122,625 3,021,151
Six Months Ended
1/31/23
Year Ended
7/31/22
Municipal Total Return Shares Amount Shares Amount
Shares sold 55,744,046 $561,076,463 48,526,854 $538,514,543
Shares issued to shareholders due to reinvestment of distributions 1,718,926 17,216,954 2,939,662 32,748,357
Shares redeemed (59,554,667) (593,800,810) (47,621,496) (518,414,786)
Net increase (decrease) (2,091,695) $(15,507,393) 3,845,020 $52,848,114
Three Months Ended
1/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Core Impact Bond Shares Amount Shares Amount Shares Amount
Shares issued to shareholders due to
reinvestment of distributions 13,030 $102,825 36,387 $314,635 28,562 $282,702
Net increase (decrease) 13,030 $102,825 36,387 $314,635 28,562 $282,702

Notes to Financial Statements
(Unaudited) (continued)
6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Municipal Total Return intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Fund. Net realized capital gains and ordinary income distributions paid by the Fund are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
For the Period
November 1, 2022
(commencement of operations)
through January 31, 2023
Emerging Markets Debt Shares Amount
Shares sold 2,500,000 $25,000,000
Shares issued to shareholders due to reinvestment of distributions 29,262 305,500
Net increase (decrease) 2,529,262 $25,305,500
For the Period
November 1, 2022
(commencement of operations)
through January 31, 2023
High Yield Shares Amount
Shares sold 1,500,000 $15,000,000
Shares issued to shareholders due to reinvestment of distributions 26,956 271,751
Net increase (decrease) 1,526,956 $15,271,751
For the Period
November 1, 2022
(commencement of operations)
through January 31, 2023
Preferred Securities and Income Shares Amount
Shares sold 1,500,000 $15,000,000
Shares issued to shareholders due to reinvestment of distributions 25,140 260,355
Net increase (decrease) 1,525,140 $15,260,355
For the Period
November 1, 2022
(commencement of operations)
through January 31, 2023
Securitized Credit Shares Amount
Shares sold 2,000,000 $20,000,000
Shares issued to shareholders due to reinvestment of distributions 21,276 220,367
Net increase (decrease) 2,021,276 $20,220,367

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
7. Management Fees and Other Transactions with Affiliates
Management Fees
The Adviser does not charge any management fees or other expenses directly to each Fund. The Adviser has agreed irrevocably during the existence of each Fund to waive all fees and pay or reimburse all expenses of each Fund (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Adviser and the Sub-Adviser are compensated for their services to the Funds from the fee charged at the separately managed account level.
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Municipal Total Return
$ 1,367,299,420 $ 23,383,164 $ (19,720,802) $ 3,662,362
Core Impact Bond
10,881,901 40,627 (1,678,027) (1,637,400)
Emerging Markets Debt
24,889,129 1,626,306 (885) 1,625,421
High Yield
14,350,358 425,866 (27,419) 398,447
Preferred Securities and Income
14,998,502 953,036 (9) 953,027
Securitized Credit
19,861,872 933,710 — 933,710
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Municipal Total
Return
$ 4,852,253 $ 400 $ — $ (46,617,240) $ (46,556,689) $ — $ (3,780,045) $ (92,101,321)
Core Impact
Bond
— 42,157 — (2,289,695) (309,683) — (29,256) (2,586,477)
Emerging
Markets Debt
— — — — — — — —
High Yield
— — — — — — — —
Preferred
Securities and
Income
— — — — — — — —
Securitized
Credit
— — — — — — — —
1 Municipal Total Return’s undistributed tax-exempt income (on a tax basis) has not been reduced for the dividend declared during the period July 1, 2022 through July 31, 2022 and paid on August 1, 2022.
Fund
Short-Term Long-Term Total
Municipal Total Return
$ 24,079,540 $ 22,477,149 $ 46,556,689
Core Impact Bond
199,297 110,386 309,683
Emerging Markets Debt
— — —
High Yield
— — —
Preferred Securities and Income
— — —
Securitized Credit
— — —

Notes to Financial Statements
(Unaudited) (continued)
Other Transactions with Affiliates
As of the end of the reporting period, the percentage of Fund shares owned by TIAA are as follows:
8. Commitments and Contingencies
In the normal course of business, Municipal Total Return enters into a variety of agreements that may expose the Fund to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, Municipal Total Return did not have any unfunded commitments.
From time to time, Municipal Total Return may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, Municipal Total Return is not subject to any material legal proceedings.
9. Borrowing Arrangements
Committed Line of Credit
Municipal Total Return and Core Impact Bond, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes
(other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2023 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the Funds utilized this facility. The following Funds’ maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Fund
TIAA
Owned Shares
Municipal Total Return
— %
Core Impact Bond
97
Emerging Markets Debt
99
High Yield
98
Preferred Securities and Income
98
Securitized Credit
99
Fund
Maximum
Outstanding
Balance
Municipal Total Return
$ 2,300,000
Core Impact Bond
407

Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Municipal Total Return
3 $ 2,300,000 4.27%
Core Impact Bond
4 407 5.39

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)

Average Annual Total Return :
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Bloomberg 7 Year Municipal Bond Index:
An index designed to measure the performance of tax-exempt U.S. investment grade municipal bonds with remaining maturities between six and eight years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Aggregate Bond Index:
An index designed to measure the performance of the USD-denominated, fixed-rate,
U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-
backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Securitized Index:
A subset of the Bloomberg U.S. Aggregate Bond Index, which is an index designed to measure the performance of the USD-denominated, fixed-rate, U.S. investment grade taxable bond market. The index includes mortgage-backed-securities (MBS), asset-backed securities (ABS), commercial mortgage-backed securities (CMBS) and covered assets. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Duration:
Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Effective Leverage:
Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in the fund’s portfolio. Currently, the leverage effects of Tender
Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index:
An index that contains all securities in the ICE BofA U.S. Cash
Pay High Yield Constrained Index that are rated BB1 through B3, based on an average of Moody’s, S&P and Fitch, but caps issuer exposure at 2%. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA U.S. All Capital Securities Index:
An index designed to measure the performance of investment grade and below investment grade fixed rate and fixed-to-floating rate, USD-denominated hybrid corporate and preferred securities publicly issued in the U.S. domestic market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA U.S. Investment Grade Institutional Capital Securities Index (CIPS):
An index designed to measure the
performance of USD-denominated investment grade hybrid capital corporate and preferred securities publicly issued in the
U.S. domestic market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA U.S. High Yield Institutional Capital Securities Index (HIPS):
An index designed to measure the performance
of USD-denominated below investment grade hybrid capital corporate and preferred securities publicly issued in the U.S. domestic market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE USD Contingent Capital Index (CDLR):
An index designed to measure the performance of USD-denominated contingent capital debt publicly issued in the major domestic and Eurobond markets, including investment grade and below investment grade issues. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Inverse Floating Rate Securities:
Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn,
(a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater’’) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond.
The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’
holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside

Glossary of Terms Users in the Report
(Unaudited) (continued)

investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
JP Morgan EMBI Global Diversified Index:
A uniquely weighted USD-denominated emerging markets sovereign debt index, which allows for a more even weight distribution among the countries than the JP Morgan EMBI Global Index. The countries covered are identical to those covered by the JP Morgan EMBI Global Index, which is an index designed to measure total returns for USD-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100%
of the investment capital.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
Preferred Securities and Income Managed Accounts Portfolio Blended Benchmark:
Consists of: 1) 45% ICE BofA U.S.
Investment Grade Institutional Capital Securities Index (CIPS) (defined herein), 2) 40% ICE USD Contingent Capital Index (CDLR)
(defined herein), and 3) 15% ICE BofA U.S. High Yield Institutional Capital Securities Index (HIPS) (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Pre-Refund Bond/Pre-Refunding:
Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn't have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets heId by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Zero Coupon Bond:
A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Liquidity Risk Management Program
(Unaudited)

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report
(the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees (the
"Board") previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s
Liquidity Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight
Sub-Committee (the LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2022 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Annual Investment Management
Agreement Approval Process
(Unaudited)
The Board of Trustees (the “Board” and each Trustee, a “Board Member”) of Nuveen Managed Accounts Portfolios Trust (the “Trust”), which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”))
(the “Independent Board Members”), is responsible for determining whether to initially approve or, after an initial term, to renew, the advisory arrangements of the portfolios comprising the Trust. A discussion of the Board’s most recent approval of the renewal of the advisory arrangements of (i) Municipal Total Return Managed Accounts Portfolio is set forth in its annual report for the period ended July 31, 2022; and (ii) Nuveen Core
Impact Bond Managed Accounts Portfolio is set forth in its annual report for the period ended October 31, 2022. The advisory arrangements of
Nuveen Emerging Markets Debt Managed Accounts Portfolio, Nuveen High Yield Managed Accounts Portfolio, Nuveen Preferred Securities and
Income Managed Accounts Portfolio and Nuveen Securitized Credit Managed Accounts Portfolio have not yet been up for renewal, and a discussion of the Board’s initial approval of the advisory arrangements of such portfolios is set forth below.
Nuveen Emerging Markets Debt Managed Accounts Portfolio
Nuveen High Yield Managed Accounts Portfolio
Nuveen Preferred Securities and Income Managed Accounts Portfolio
Nuveen Securitized Credit Managed Accounts Portfolio
At a meeting held on October 12, 2022 (the “Meeting”), the Board considered and approved the investment management agreements (for purposes of this discussion, each, an “Investment Management Agreement”) pursuant to which Nuveen Fund Advisors, LLC (the “Adviser”) serves as investment adviser to Nuveen Emerging Markets Debt Managed Accounts Portfolio (the “Emerging Markets Fund”), Nuveen High Yield Managed
Accounts Portfolio (the “High Yield Fund”), Nuveen Preferred Securities and Income Managed Accounts Portfolio (the “Preferred Fund”), and
Nuveen Securitized Credit Managed Accounts Portfolio (the “Securitized Fund” and, together with the Emerging Markets Fund, the High Yield
Fund and the Preferred Fund, for purposes of this discussion, the “Funds” and each, a “Fund”), each a series of the Trust, and the investment sub-
advisory agreements (for purposes of this discussion, each, a “Sub-Advisory Agreement”) pursuant to which Nuveen Asset Management, LLC (the
“Sub-Adviser”) serves as investment sub-adviser to the Funds. For purposes of this discussion, the Adviser and the Sub-Adviser are each hereafter a “Fund Adviser.” In addition, for purposes of this discussion, the Investment Management Agreements and the Sub-Advisory Agreements are each hereafter an “Advisory Agreement” and collectively, the “Advisory Agreements.” As the Board is comprised of all Independent Board Members, the references to the Board and the Independent Board Members are interchangeable.
To assist the Board in its evaluation of an Advisory Agreement with a Fund Adviser at the Meeting, the Independent Board Members had received, in adequate time in advance of the Meeting and/or at other meetings, materials which outlined, among other things:
the nature, extent and quality of the services expected to be provided by the Fund Adviser;
the organization of the Fund Adviser, including the responsibilities of various departments and key personnel;
the expertise and background of the Fund Adviser;
certain performance-related information (as described below);
the profitability of Nuveen and its affiliates for their advisory activities (as described below);
the proposed fee and expense arrangements for the Funds; and
the soft dollar practices of the Fund Adviser, if any.
At the Meeting and/or at other meetings, the Adviser made presentations to and responded to questions from the Board. During the Meeting and/
or at other meetings, the Independent Board Members also met privately with their legal counsel to, among other things, review the Board’s duties under the 1940 Act, the general principles of state law in reviewing and approving advisory contracts, the standards used by courts in determining whether investment company boards of directors have fulfilled their duties, factors to be considered in voting on advisory contracts and an adviser’s fiduciary duty with respect to advisory agreements and compensation. It is with this background that the Independent Board Members considered the Advisory Agreements. As outlined in more detail below, the Independent Board Members considered various factors they believed relevant with respect to the Funds. Each Board Member may have accorded different weight to the various factors and information discussed below in reaching his or her conclusions with respect to the Funds’ Advisory Agreements. The Board Members also drew on information they had received in their capacity as trustees and directors, as applicable, of other registered investment companies advised by the Fund Advisers.
A. Nature, Extent and Quality of Services
The Independent Board Members considered the nature, extent and quality of the respective Fund Adviser’s services, including portfolio management services and administrative services. Given that the Adviser and the Sub-Adviser already serve as adviser and sub-adviser, respectively, to other Nuveen funds overseen by the Board Members, the Board has a good understanding of each such Fund Adviser’s organization, operations, personnel and services. As the Independent Board Members meet regularly throughout the year to oversee the Nuveen funds, including funds currently advised by the Fund Advisers, the Independent Board Members, have, in part, relied upon their knowledge from their meetings and any other interactions throughout the year with the respective Fund Adviser in evaluating the Advisory Agreements.

At the Meeting and/or at other meetings, the Independent Board Members reviewed materials outlining, among other things, the respective Fund
Adviser’s organization and business; the types of services that such Fund Adviser or its affiliates provide to the Nuveen funds (as applicable) and are expected to provide to the Funds; and the experience of the respective Fund Adviser. Further, at the Meeting and/or at other meetings, the
Independent Board Members have evaluated the background and experience of the relevant investment personnel.
The Board has recognized that the Nuveen funds operate in a highly regulated industry and, therefore, the Adviser has provided a wide array of management, oversight and administrative services to manage and operate the funds, and the scope and complexity of these services have expanded over time as a result of, among other things, regulatory, market and other developments. The Board accordingly has considered the
Adviser’s dedication of extensive resources, time, people and capital employed to support and manage the Nuveen funds as well as the Adviser’s continued program of developing improvements and innovations for the benefit of the funds and shareholders and to meet the ever increasing regulatory requirements applicable to the funds. In this regard, the Board has received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services. The Board has considered the Adviser’s investment oversight team’s extensive services in overseeing the various sub-advisers to the Nuveen funds; evaluating fund performance; and preparing reports to the Board addressing, among other things, fund performance, market conditions, investment team matters, product developments and management proposals. The Board has further recognized the range of services the various teams of the Adviser provide including, but not limited to, overseeing operational and risk management; managing liquidity; overseeing the daily valuation process; and
managing distributions.
The Board has further considered that the Adviser’s compliance and regulatory functions are integral to the investment management of the Nuveen funds. The Board has recognized that such services have included, but are not limited to, managing compliance policies; monitoring compliance with applicable policies, law and regulations; devising internal compliance programs and a framework to review and assess compliance programs;
overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board has further considered information regarding the Adviser’s business continuity and disaster recovery plans as well as information regarding its information security program, including presentations of such program provided at a site visit in 2022, to help identify and manage information security risks.
In addition to the above functions, the Board has considered that the Adviser also provides, among other things, fund administration services (such as preparing fund tax returns and other tax compliance services; preparing regulatory filings; interacting with the Nuveen funds’ independent public accountants and overseeing other service providers; and managing fund budgets and expenses); product management services (such as evaluating and enhancing products and strategies); legal services (such as helping to prepare and file registration statements and proxy statements; overseeing fund activities and providing legal interpretations regarding such activities; maintaining regulatory registrations and negotiating agreements with other fund service providers; and monitoring changes in regulatory requirements and commenting on rule proposals impacting investment companies); and oversight of shareholder services and transfer agency functions (such as overseeing transfer agent service providers which include registered shareholder customer service and transaction processing; overseeing proxy solicitation and tabulation services; and overseeing the production and distribution of financial reports by service providers). With respect to the Funds, however, the Board recognized that the Funds may not require the same level of shareholder services as other Nuveen funds given that they would be sold via separate managed accounts.
The Independent Board Members noted that the Adviser would oversee the Sub-Adviser, which was generally expected to provide portfolio advisory services to the Funds. In addition, the Independent Board Members recognized the experience and expertise of the applicable investment team expected to manage each Fund.
Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services expected to be provided to the respective Funds under each applicable Advisory Agreement were satisfactory.
B. Investment Performance
Each Fund was new and, therefore, did not have its own performance history. The Independent Board Members, however, were familiar with the performance records of other Nuveen funds advised by the Adviser and sub-advised by the Sub-Adviser. In addition, with respect to the
Emerging Markets Fund, High Yield Fund and Preferred Fund, the Independent Board Members reviewed certain historical performance-related data pertaining to certain mutual fund(s) managed by the Sub-Adviser or an affiliate that, based on information provided by the Adviser, had characteristics that were comparable in certain respects to those anticipated for such Funds.
C. Fees, Expenses and Profitability
1. Fees and Expenses
The Board noted that the Funds’ fee structure would differ from that of most other Nuveen open-end funds. In this regard, the Board recognized that each Fund would be sold via separate managed accounts that would pay the Adviser a managed account management fee. As the Adviser will be compensated from the managed accounts, the applicable Fund will not pay the Adviser a management fee.
The managed account management fee will be an asset-based fee based on the entire separate managed account portfolio, including the portion invested in the applicable Fund. The managed account management fee paid to the Adviser therefore will represent an implicit management fee for managing the applicable Fund and an implicit management fee for managing individual securities. With respect to each Fund, to evaluate the fee arrangement, the Independent Board Members reviewed the estimated range of management fees to be paid by the separate managed accounts, the implicit management fee for the Fund and the range of implicit management fees for managing individual securities (as well as the methodology utilized to develop these implicit management fees). Further, the Board considered each Fund’s estimated annual operating expenses, but recognized that the Adviser had agreed to pay or reimburse each Fund’s expenses (except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses).

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
Based on its review of the information provided, the Board recognized the Funds’ proposed fee and expense structure, in which each Fund would not have a management fee and the Adviser would pay nearly all the Fund’s expenses, and determined the proposed arrangement was reasonable.
2. Comparisons with the Fees of Other Clients
At the Meeting and/or at other meetings, the Board has considered information regarding the fee rates the respective Fund Advisers charge to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the Sub-Adviser, such other clients may include: retail and institutional managed accounts advised by the Sub-Adviser; hedge funds or other structured products managed by the Sub-Adviser; investment companies offered outside the Nuveen family and sub-advised by the Sub-Adviser;
foreign investment companies offered by Nuveen and sub-advised by the Sub-Adviser; and collective investment trusts sub-advised by the
Sub-Adviser. The Board has also noted that the Adviser advises and the Sub-Adviser sub-advises certain exchange-traded funds (“ETFs”)
sponsored by Nuveen.
The Board recognized that the Sub-Adviser was an affiliated sub-adviser and, with respect to affiliated sub-advisers, the Board has reviewed, among other things, the range of fees assessed for managed accounts, hedge funds (along with their performance fee), foreign investment companies and ETFs offered by Nuveen, as applicable. The Board also has reviewed the fee range and average fee rate of certain selected investment strategies offered in retail and institutional managed accounts advised by the Sub-Adviser, the hedge funds advised by the Sub-
Adviser (along with their performance fee) and non-Nuveen investment companies sub-advised by certain affiliated sub-advisers.
In considering the fee data of other clients, the Board has recognized, among other things, that differences in the amount, type and level of services provided to the Nuveen funds relative to other types of clients as well as any differences in portfolio investment policies, the types of assets managed and related complexities in managing such assets, the entrepreneurial and other risks associated with a particular strategy, investor profiles, account sizes and regulatory requirements, will contribute to the variations in the fee schedules. The Board has recognized the breadth of services the Adviser provides to the Nuveen funds compared to these other types of clients as the funds operate in a highly regulated industry with increasing regulatory requirements as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. Similarly, with respect to foreign funds, the Board has recognized that the differences in the client base, governing bodies, distribution jurisdiction and operational complexities would also contribute to variations in management fees of the Nuveen funds compared to those of the foreign funds. Further, with respect to ETFs, the Board has considered that certain Nuveen ETFs are passively managed compared to the active management of other Nuveen funds, which has also contributed to the differences in fee levels between such Nuveen ETFs and the actively managed funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. Given that the Funds would be sold via separate managed accounts, the Board recognized that the Funds may not require the same level of shareholder services as other Nuveen funds.
3. Profitability of Fund Advisers
At the Meeting and/or at other meetings, the Independent Board Members have considered profitability and other financial data for
Nuveen, including information regarding Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2021 and 2020. The Board has reviewed, among other things, the net margins (pre-tax) for Nuveen Investments, Inc. (“Nuveen
Investments”), the gross and net revenue margins (pre- and post-tax and excluding distribution) and the revenues, expenses and net income
(pre- and post-tax and before distribution expenses) of Nuveen Investments from the Nuveen funds only; and comparative profitability data comparing the operating margins of Nuveen Investments compared to the adjusted operating margins of certain peers that had publicly available data and with the most comparable assets under management (based on asset size and asset composition) for each of the last two calendar years. The Board has also reviewed the revenues, expenses and operating margin (pre- and post-tax) the Adviser derived from its
ETF product line for the 2021 and 2020 calendar years.
In reviewing the profitability data, the Independent Board Members have recognized the subjective nature of calculating profitability as the information is not audited and is dependent on cost allocation methodologies to allocate corporate-wide overhead/shared service expenses, TIAA (defined below) corporate-wide overhead expenses and partially fund related expenses to the Nuveen complex and its affiliates and to further allocate such expenses between the Nuveen fund and non-fund businesses. The Independent Board Members have reviewed a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 to 2021, and the net revenue margins derived from the Nuveen funds (pre-tax and including and excluding distribution) and total company margins from Nuveen Investments compared to the firm-wide adjusted operating margins of the peers for each calendar year from 2012 to 2021.
The Board had also appointed four Independent Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to review the development of the profitability data and to report to the full Board. In its evaluation, the Board, however, has recognized that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results.
The Independent Board Members have also reviewed a summary of the key drivers that affected Nuveen’s revenues and expenses impacting profitability in 2021 versus 2020.

In reviewing the comparative peer data noted above, the Board has considered that the operating margins of Nuveen Investments compared favorably to the peer group range of operating margins; however, the Independent Board Members have also recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board has recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board has also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2021 and 2020 calendar years to consider the financial strength of
TIAA. The Board has recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board has also noted the reinvestments Nuveen, its parent and/or other affiliates have made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members have considered the profitability of the Sub-Adviser from its relationships with the
Nuveen funds. In this regard, the Independent Board Members have reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and post-tax) for its advisory activities to the respective funds for the calendar years ended December
31, 2021 and December 31, 2020. The Independent Board Members have also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and post-tax) by asset type for the Sub-Adviser for the calendar years ending December 31, 2021 and
December 31, 2020 and the pre- and post-tax revenue margins from 2021 and 2020.
In evaluating the reasonableness of the compensation, the Independent Board Members have also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board has noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services to be provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether the Funds could be expected to benefit from any economies of scale. The Board has recognized that although economies of scale are difficult to measure and certain expenses may not decline with a rise in assets, there are several methods to help share the benefits of economies of scale, including breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of
Nuveen funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the Nuveen funds for the fees paid. The boards governing the Nuveen funds have noted that Nuveen generally has employed these various methods and have considered the extent to which the Nuveen funds will benefit from economies of scale as their assets grow. In this regard, the boards governing the Nuveen funds have recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. However, the Independent Board Members noted that because the Funds would not pay management fees, there would be no applicable fund-level or complex-wide level breakpoint schedules, although their respective assets would be counted toward the complex-wide total. In addition, as noted above, the Board noted that the Funds were expected to be reimbursed nearly all of their respective expenses by the Adviser.
Based on their review, the Independent Board Members concluded that the absence of a fund-level and/or complex-level breakpoint schedule or arrangement (as applicable) was acceptable.
E. Indirect Benefits
At the Meeting and/or other meetings, the Independent Board Members have received and considered information regarding other benefits that a Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. In addition, the Independent Board Members have also noted that various sub-advisers (including the Sub-Adviser) may engage in soft dollar transactions pursuant to which they may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen funds. However, the Board has noted that any benefits for the Sub-Adviser when transacting in fixed-income securities may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions.
Based on its review, the Board concluded that any indirect benefits expected to be received by a Fund Adviser as a result of its relationship with the
Funds were reasonable and within acceptable parameters.
F. Approval
The Independent Board Members did not identify any single factor discussed previously as allimportant or controlling. The Board Members, including a majority of the Independent Board Members, concluded that the terms of the Investment Management Agreements and SubAdvisory
Agreements were reasonable, that the Funds’ fee arrangements were reasonable and that the Investment Management Agreements and
SubAdvisory Agreements should be and were approved on behalf of the Funds.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MSA-MAPS-0123D 2766061-INV-B-03/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Managed Accounts Portfolios Trust

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: April 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: April 6, 2023

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: April 6, 2023